UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	iShares Russell Mid-Cap Index Fund
•	iShares Russell Small/Mid-Cap Index Fund
•	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Gurantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%
U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)
International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)
Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2023, the Fund’s Institutional Shares returned 3.89%, Investor A Shares returned 3.76%, and Class K Shares returned 3.90%. The benchmark Russell Midcap® Index (the “Index”) returned 3.92% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception(c)
Institutional	3.89%	(3.29)%	7.99%	8.91%
Investor A	3.76	(3.50)	7.72	8.64
Class K	3.90	(3.24)	8.04	8.97

Russell Midcap® Index(d)	3.92	(3.33)	8.02	8.94

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)	The Fund commenced operations on May 13, 2015.
(d)

An index that includes approximately 800 of the smallest companies in the Russell 1000® Index, which represent approximately 27% of the total market capitalization of the Russell 1000® Index, as of the most recent constitution.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,038.90	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,037.60	1.90	1,000.00	1,023.34	1.89	0.37

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023 (continued)	iShares Russell Mid-Cap Index Fund

Expense Example (continued)

	Actual			Hypothetical 5% Return
	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Class K	$1,000.00	$1,039.00	$0.26	$1,000.00	$1,024.95	$0.26	0.05%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Industrials	15.6%
Information Technology	15.3
Financials	13.9
Consumer Discretionary	12.0
Health Care	10.5
Real Estate	7.6
Materials	6.4
Utilities	5.5
Energy	4.9
Communication Services	3.6
Consumer Staples	3.4
Investment Companies	1.0
Short-Term Securities	3.7
Liabilities in Excess of Other Assets	(3.4)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2023, the Fund’s Institutional Shares returned 4.02%, Investor A Shares returned 3.96%, and Class K Shares returned 4.05%. The benchmark Russell 2500TM Index (the “Index”) returned 4.07% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception(c)
Institutional	4.02%	(2.16)%	7.20%	8.93%
Investor A	3.96	(2.35)	6.96	8.69
Class K	4.05	(2.11)	7.25	8.97

Russell 2500™ Index(d)	4.07	(2.05)	7.28	8.95

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023 (continued)	iShares Russell Small/Mid-Cap Index Fund

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,040.20	$0.62		$1,000.00	$1,024.60	$0.61		0.12%
Investor A	1,000.00	1,039.60	1.90		1,000.00	1,023.34	1.89		0.37
Class K	1,000.00	1,040.50	0.36		1,000.00	1,024.85	0.36		0.07

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Industrials	18.0%
Financials	15.6
Information Technology	13.7
Health Care	12.5
Consumer Discretionary	11.9
Real Estate	8.0
Materials	5.9
Energy	4.9
Consumer Staples	3.3
Utilities	2.9
Communication Services	2.6
Investment Companies	0.4
Short-Term Securities	9.1
Unknown GS	0.2
Liabilities in Excess of Other Assets	(9.0)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	iShares Total U.S. Stock Market Index Fund

Investment Objective

iSharesTotal U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2023, the Fund’s Institutional Shares returned 0.09%, Investor A Shares returned (0.10)%, and Class K Shares returned 0.11%. The benchmark Russell 3000® Index (the “Index”) returned 0.06% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	0.09%	(8.16)%	9.07%	10.96%
Investor A	(0.10)	(8.40)	8.80	10.70
Class K	0.11	(8.11)	9.12	11.01

Russell 3000® Index(d)	0.06	(8.24)	9.12	10.99

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.90	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Investor A	1,000.00	999.00	1.66	1,000.00	1,023.54	1.68	0.33

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023 (continued)	iShares Total U.S. Stock Market Index Fund

Expense Example (continued)

	Actual			Hypothetical 5% Return
	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Class K	$1,000.00	$1,001.10	$0.10	$1,000.00	$1,025.10	$0.10	0.02%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	4.5
Amazon.com, Inc.	2.2
Alphabet, Inc., Class A	1.5
Berkshire Hathaway, Inc., Class B	1.4
Alphabet, Inc., Class C	1.3
iShares Russell 3000 ETF	1.2
Exxon Mobil Corp.	1.2
NVIDIA Corp.	1.2
UnitedHealth Group, Inc.	1.2

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	24.5%
Health Care	14.2
Financials	12.1
Consumer Discretionary	10.5
Industrials	9.4
Communication Services	7.1
Consumer Staples	6.0
Energy	5.0
Real Estate	3.3
Materials	3.0
Utilities	2.8
Investment Companies	1.2
Short-Term Securities	3.9
Liabilities in Excess of Other Assets	(3.0)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)	11,120	$2,173,293
BWX Technologies, Inc.	15,010	913,509
Curtiss-Wright Corp.	6,300	1,044,540
HEICO Corp.	7,397	1,264,517
HEICO Corp., Class A	13,020	1,740,514
Hexcel Corp.	13,717	968,146
Howmet Aerospace, Inc.	61,686	2,510,003
Huntington Ingalls Industries, Inc.	6,499	1,433,289
Mercury Systems, Inc.(a)	9,230	461,361
Spirit AeroSystems Holdings, Inc., Class A	17,079	617,406
Textron, Inc.	34,766	2,532,703
TransDigm Group, Inc.	8,516	6,112,359
Woodward, Inc.(b)	9,688	990,695

		22,762,335

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.(b)	19,242	1,927,471
Expeditors International of Washington, Inc.	26,835	2,902,205
GXO Logistics, Inc.(a)	17,445	912,897

		5,742,573

Airlines — 0.8%
Alaska Air Group, Inc.(a)	20,320	1,043,229
American Airlines Group, Inc.(a)	106,665	1,721,573
Copa Holdings SA, Class A(a)(b)	4,640	427,251
Delta Air Lines, Inc.(a)	106,148	4,150,387
JetBlue Airways Corp.(a)	51,877	415,016
Southwest Airlines Co.	98,202	3,512,686
United Airlines Holdings, Inc.(a)	53,673	2,627,830

		13,897,972

Auto Components — 0.6%
Aptiv PLC(a)	44,833	5,070,164
BorgWarner, Inc.	38,962	1,842,123
Gentex Corp.	38,656	1,140,739
Lear Corp.	9,734	1,419,022
QuantumScape Corp.(a)(b)	41,935	356,867

		9,828,915

Automobiles — 0.3%
Harley-Davidson, Inc.	22,133	1,018,782
Lucid Group, Inc.(a)(b)	87,066	1,017,801
Rivian Automotive, Inc., Class A(a)	85,510	1,658,894
Thor Industries, Inc.	8,742	833,375

		4,528,852

Banks — 3.2%
Bank of Hawaii Corp.	6,575	502,922
Bank OZK	18,425	841,470
BOK Financial Corp.	4,754	477,777
Citizens Financial Group, Inc.	80,349	3,480,719
Comerica, Inc.	21,563	1,580,784
Commerce Bancshares, Inc.	18,828	1,253,192
Cullen/Frost Bankers, Inc.	9,645	1,256,551
East West Bancorp, Inc.	23,316	1,830,772
Fifth Third Bancorp	112,981	4,100,080
First Citizens BancShares, Inc., Class A	1,821	1,416,155
First Hawaiian, Inc.	21,128	579,752
First Horizon Corp.	87,068	2,153,192
First Republic Bank(b)	30,151	4,247,673
FNB Corp.	57,192	816,130
Huntington Bancshares, Inc.	237,969	3,609,990
KeyCorp.	154,070	2,956,603

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	28,784	$4,490,304
PacWest Bancorp	18,944	523,991
Pinnacle Financial Partners, Inc.	12,330	970,741
Popular, Inc.	12,112	831,368
Prosperity Bancshares, Inc.	14,312	1,085,708
Regions Financial Corp.	154,989	3,648,441
Signature Bank	10,224	1,318,385
SVB Financial Group(a)	9,658	2,920,965
Synovus Financial Corp.	23,687	993,670
Umpqua Holdings Corp.	35,587	647,683
Webster Financial Corp.	28,836	1,518,215
Western Alliance Bancorp	17,395	1,311,061
Wintrust Financial Corp.	9,854	901,345
Zions Bancorp NA	24,386	1,296,360

		53,561,999

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,569	609,729
Brown-Forman Corp., Class A	7,357	489,240
Brown-Forman Corp., Class B	30,201	2,010,783
Molson Coors Beverage Co., Class B	28,619	1,504,787

		4,614,539

Biotechnology(a) — 2.1%
Alnylam Pharmaceuticals, Inc.(b)	20,382	4,614,485
Biogen, Inc.	23,994	6,979,855
BioMarin Pharmaceutical, Inc.	30,367	3,502,833
Exact Sciences Corp.	28,764	1,942,145
Exelixis, Inc.	52,034	916,839
Horizon Therapeutics PLC	36,952	4,054,373
Incyte Corp.	30,030	2,556,754
Ionis Pharmaceuticals, Inc.	23,237	926,459
Mirati Therapeutics, Inc.	6,960	371,734
Natera, Inc.	16,192	695,123
Neurocrine Biosciences, Inc.	15,605	1,731,063
Novavax, Inc.(b)	13,006	141,896
Sarepta Therapeutics, Inc.	13,894	1,736,333
Seagen, Inc.	22,542	3,144,158
Ultragenyx Pharmaceutical, Inc.	11,013	499,219
United Therapeutics Corp.	7,345	1,932,984

		35,746,253

Building Products — 1.8%
A O Smith Corp.	20,741	1,404,166
Advanced Drainage Systems, Inc.	10,624	1,071,324
Allegion PLC	14,465	1,700,361
Armstrong World Industries, Inc.	7,535	583,284
AZEK Co., Inc.(a)(b)	17,931	432,675
Builders FirstSource, Inc.(a)	24,110	1,921,567
Carlisle Cos., Inc.	8,461	2,122,527
Carrier Global Corp.	139,526	6,352,619
Fortune Brands Innovations, Inc.	21,379	1,379,159
Hayward Holdings, Inc.(a)(b)	11,430	154,191
Lennox International, Inc.	5,234	1,364,085
Masco Corp.	37,072	1,972,230
Masterbrand, Inc.	21,379	196,687
Owens Corning	15,854	1,532,289
Trane Technologies PLC	38,402	6,878,566
Trex Co., Inc.(a)	18,150	956,868

		30,022,598

Capital Markets — 4.4%
Affiliated Managers Group, Inc.	6,208	1,072,370
Ameriprise Financial, Inc.	17,782	6,225,834
Ares Management Corp., Class A	25,428	2,110,270

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp.	121,821	$6,160,488
Blue Owl Capital, Inc.	69,036	868,473
Carlyle Group, Inc.	34,063	1,225,246
Cboe Global Markets, Inc.	17,420	2,140,570
Coinbase Global, Inc., Class A(a)(b)	26,025	1,521,942
Evercore, Inc., Class A	6,037	783,663
FactSet Research Systems, Inc.	6,245	2,641,260
Franklin Resources, Inc.	46,810	1,460,472
Interactive Brokers Group, Inc., Class A	15,211	1,215,967
Invesco Ltd.	61,436	1,137,180
Janus Henderson Group PLC	22,281	577,523
Jefferies Financial Group, Inc.	33,340	1,309,595
KKR & Co., Inc.	94,847	5,293,411
Lazard Ltd., Class A	14,874	596,150
LPL Financial Holdings, Inc.	13,199	3,129,747
MarketAxess Holdings, Inc.	6,134	2,231,856
Morningstar, Inc.	4,091	993,622
MSCI, Inc.	12,973	6,895,928
Nasdaq, Inc.	57,013	3,431,612
Northern Trust Corp.	34,083	3,305,028
Raymond James Financial, Inc.	32,279	3,640,103
Robinhood Markets, Inc., Class A(a)	93,191	970,118
SEI Investments Co.	16,851	1,052,008
State Street Corp.	60,841	5,556,609
Stifel Financial Corp.	16,997	1,145,768
T Rowe Price Group, Inc.	36,830	4,289,590
Tradeweb Markets, Inc., Class A	17,718	1,320,700
Virtu Financial, Inc., Class A	16,105	310,988

		74,614,091

Chemicals — 3.3%
Albemarle Corp.	19,408	5,462,382
Ashland, Inc.	8,329	910,110
Axalta Coating Systems Ltd.(a)	36,331	1,093,563
Celanese Corp.	17,821	2,195,547
CF Industries Holdings, Inc.	32,723	2,771,638
Chemours Co.	25,450	926,125
Corteva, Inc.	119,265	7,686,629
DuPont de Nemours, Inc.	83,168	6,150,274
Eastman Chemical Co.	20,140	1,775,744
Element Solutions, Inc.	37,331	764,539
FMC Corp.	20,726	2,759,252
Ginkgo Bioworks Holdings, Inc.(a)(b)	142,321	277,526
Huntsman Corp.	31,491	997,950
International Flavors & Fragrances, Inc.	42,264	4,753,009
LyondellBasell Industries NV, Class A	42,291	4,089,117
Mosaic Co.	56,748	2,811,296
NewMarket Corp.	979	337,275
Olin Corp.	21,919	1,415,748
PPG Industries, Inc.	39,078	5,093,427
RPM International, Inc.	20,999	1,888,020
Scotts Miracle-Gro Co.	6,513	470,173
Valvoline, Inc.	28,951	1,061,344
Westlake Corp.	5,450	668,988

		56,359,676

Commercial Services & Supplies — 1.3%
Cintas Corp.	14,357	6,370,775
Clean Harbors, Inc.(a)	8,390	1,093,217
Copart, Inc.(a)	70,684	4,708,261
Driven Brands Holdings, Inc.(a)	10,311	300,978
IAA, Inc.(a)	22,039	919,688
MSA Safety, Inc.	6,066	827,342

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	34,200	$4,268,844
Rollins, Inc.	38,235	1,391,754
Stericycle, Inc.(a)	15,141	814,737
Tetra Tech, Inc.	8,727	1,357,223

		22,052,819

Communications Equipment — 1.1%
Arista Networks, Inc.(a)	40,806	5,142,372
Ciena Corp.(a)	24,407	1,269,652
F5, Inc.(a)	9,871	1,457,552
Juniper Networks, Inc.	52,727	1,703,082
Lumentum Holdings, Inc.(a)	11,432	687,978
Motorola Solutions, Inc.	27,306	7,017,915
Ubiquiti, Inc.(b)	967	282,519
Viasat, Inc.(a)(b)	11,687	402,617

		17,963,687

Construction & Engineering — 0.6%
AECOM	21,709	1,894,544
MasTec, Inc.(a)	10,111	993,204
MDU Resources Group, Inc.	33,233	1,027,232
Quanta Services, Inc.	23,415	3,563,529
Valmont Industries, Inc.	3,444	1,135,590
WillScot Mobile Mini Holdings Corp.(a)	34,368	1,665,473

		10,279,572

Construction Materials — 0.5%
Eagle Materials, Inc.	6,172	901,606
Martin Marietta Materials, Inc.	10,312	3,708,607
Vulcan Materials Co.	21,954	4,024,827

		8,635,040

Consumer Finance — 0.8%
Ally Financial, Inc.	50,840	1,651,792
Credit Acceptance Corp.(a)(b)	1,118	517,231
Discover Financial Services	45,250	5,282,032
OneMain Holdings, Inc.	18,986	819,056
SLM Corp.	41,388	727,187
SoFi Technologies, Inc.(a)(b)	131,359	910,318
Synchrony Financial	74,446	2,734,402
Upstart Holdings, Inc.(a)(b)	11,854	221,433

		12,863,451

Containers & Packaging — 1.4%
Amcor PLC	246,830	2,976,770
AptarGroup, Inc.	10,773	1,245,790
Ardagh Group SA(a)	2,789	29,368
Ardagh Metal Packaging SA	24,125	135,582
Avery Dennison Corp.	13,397	2,537,928
Ball Corp.(b)	51,136	2,978,161
Berry Global Group, Inc.	20,602	1,271,761
Crown Holdings, Inc.	19,032	1,677,861
Graphic Packaging Holding Co.	50,136	1,207,776
International Paper Co.	59,486	2,487,705
Packaging Corp. of America	15,204	2,169,611
Sealed Air Corp.	23,899	1,308,709
Silgan Holdings, Inc.	13,784	742,820
Sonoco Products Co.	16,017	978,799
Westrock Co.	41,446	1,626,341

		23,374,982

Distributors — 0.5%
Genuine Parts Co.	22,848	3,834,351

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.	42,244	$2,490,706
Pool Corp.	6,347	2,447,467

		8,772,524

Diversified Consumer Services — 0.3%
ADT, Inc.	33,811	297,199
Bright Horizons Family Solutions, Inc.(a)(b)	9,517	730,715
Grand Canyon Education, Inc.(a)	5,118	596,554
H&R Block, Inc.	26,235	1,022,640
Mister Car Wash, Inc.(a)	13,579	139,456
Service Corp. International	25,451	1,887,192

		4,673,756

Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	80,192	5,675,990
Equitable Holdings, Inc.	61,562	1,974,293
Voya Financial, Inc.	15,744	1,098,459

		8,748,742

Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)(b)	40,296	1,193,164
Lumen Technologies, Inc.	168,263	883,381

		2,076,545

Electric Utilities — 2.7%
Alliant Energy Corp.	41,248	2,228,629
Avangrid, Inc.	11,464	483,437
Constellation Energy Corp.	54,155	4,622,671
Edison International	62,352	4,296,053
Entergy Corp.	33,410	3,617,635
Evergy, Inc.	36,581	2,291,800
Eversource Energy	57,151	4,705,242
FirstEnergy Corp.	90,053	3,687,670
Hawaiian Electric Industries, Inc.	18,008	761,198
IDACORP, Inc.	8,298	878,011
NRG Energy, Inc.	38,889	1,330,782
OGE Energy Corp.	32,721	1,286,590
PG&E Corp.(a)	273,035	4,341,256
Pinnacle West Capital Corp.	18,702	1,394,234
PPL Corp.	122,214	3,617,534
Xcel Energy, Inc.	90,448	6,220,109

		45,762,851

Electrical Equipment — 1.3%
Acuity Brands, Inc.	5,365	1,011,410
AMETEK, Inc.	38,211	5,537,538
ChargePoint Holdings, Inc.(a)(b)	40,775	495,009
Generac Holdings, Inc.(a)	10,297	1,241,818
Hubbell, Inc.	8,810	2,016,697
nVent Electric PLC	27,179	1,080,365
Plug Power, Inc.(a)(b)	85,481	1,454,887
Regal Rexnord Corp.	11,086	1,543,171
Rockwell Automation, Inc.	19,137	5,397,208
Sensata Technologies Holding PLC	25,449	1,294,082
Sunrun, Inc.(a)	33,786	887,896
Vertiv Holdings Co.(b)	50,201	713,858

		22,673,939

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	97,127	7,747,821
Arrow Electronics, Inc.(a)	10,515	1,235,407
Avnet, Inc.	15,574	714,535
CDW Corp.	22,420	4,394,993
Cognex Corp.	28,438	1,556,696
Coherent Corp.(a)	21,017	912,138

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	125,213	$4,333,622
IPG Photonics Corp.(a)(b)	5,604	628,208
Jabil, Inc.	21,961	1,726,794
Keysight Technologies, Inc.(a)	29,722	5,330,641
Littelfuse, Inc.	3,980	1,021,626
National Instruments Corp.	21,546	1,163,484
TD SYNNEX Corp.	7,005	715,561
Teledyne Technologies, Inc.(a)	7,620	3,232,861
Trimble, Inc.(a)	41,089	2,385,627
Vontier Corp.	26,028	599,425
Zebra Technologies Corp., Class A(a)	8,491	2,684,684

		40,384,123

Energy Equipment & Services — 0.7%
Baker Hughes Co.	156,587	4,970,072
Halliburton Co.	149,001	6,141,821
NOV, Inc.	63,994	1,564,013

		12,675,906

Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	85,636	458,153
Electronic Arts, Inc.	45,959	5,914,004
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,400	216,512
Liberty Media Corp.-Liberty Formula One, Class C(a)	33,018	2,337,674
Live Nation Entertainment, Inc.(a)	25,856	2,081,149
Madison Square Garden Sports Corp.	3,119	567,159
Playtika Holding Corp.(a)	16,640	174,554
ROBLOX Corp., Class A(a)	74,185	2,760,424
Roku, Inc.(a)	20,188	1,160,810
Spotify Technology SA(a)	23,036	2,596,618
Take-Two Interactive Software, Inc.(a)	26,877	3,043,283
Warner Bros Discovery, Inc., Class A(a)	391,214	5,797,791
World Wrestling Entertainment, Inc., Class A	7,065	597,840

		27,705,971

Equity Real Estate Investment Trusts (REITs) — 7.1%
Alexandria Real Estate Equities, Inc.	26,863	4,317,959
American Homes 4 Rent, Class A	51,031	1,749,853
Americold Realty Trust, Inc.	44,223	1,389,044
Apartment Income REIT Corp.	25,343	969,623
AvalonBay Communities, Inc.	23,162	4,109,865
Boston Properties, Inc.	25,787	1,922,163
Brixmor Property Group, Inc.	49,074	1,154,711
Camden Property Trust	17,057	2,101,593
Cousins Properties, Inc.	24,633	675,437
CubeSmart	36,925	1,690,796
Douglas Emmett, Inc.	27,681	463,657
EastGroup Properties, Inc.	6,768	1,138,716
EPR Properties	12,161	516,599
Equity LifeStyle Properties, Inc.	29,222	2,097,555
Equity Residential	60,944	3,879,086
Essex Property Trust, Inc.	10,694	2,417,593
Extra Space Storage, Inc.	21,805	3,441,483
Federal Realty Investment Trust	13,233	1,475,877
First Industrial Realty Trust, Inc.	21,674	1,156,308
Gaming & Leisure Properties, Inc.	40,174	2,151,719
Healthcare Realty Trust, Inc.	62,082	1,336,625
Healthpeak Properties, Inc.	88,732	2,438,355
Highwoods Properties, Inc.	17,051	517,839
Host Hotels & Resorts, Inc.	116,482	2,195,686
Hudson Pacific Properties, Inc.	22,722	258,804
Invitation Homes, Inc.	101,192	3,288,740
Iron Mountain, Inc.	47,499	2,592,495
JBG SMITH Properties	17,281	348,039

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	19,179	$787,106
Kimco Realty Corp.	99,382	2,232,120
Lamar Advertising Co., Class A	14,322	1,525,866
Life Storage, Inc.	13,746	1,485,118
Medical Properties Trust, Inc.	97,714	1,265,396
Mid-America Apartment Communities, Inc.	19,037	3,173,849
National Retail Properties, Inc.	29,552	1,399,287
National Storage Affiliates Trust	14,144	577,075
Omega Healthcare Investors, Inc.	38,495	1,133,293
Park Hotels & Resorts, Inc.	36,053	530,340
Rayonier, Inc.	24,020	874,088
Realty Income Corp.	104,082	7,059,882
Regency Centers Corp.	28,220	1,880,299
Rexford Industrial Realty, Inc.	30,450	1,932,662
SBA Communications Corp.	17,685	5,261,818
Simon Property Group, Inc.	54,098	6,949,429
SL Green Realty Corp.	10,560	434,544
Spirit Realty Capital, Inc.	22,541	989,099
STORE Capital Corp.	42,088	1,355,654
Sun Communities, Inc.	20,172	3,164,180
UDR, Inc.	53,275	2,268,982
Ventas, Inc.	66,202	3,429,926
VICI Properties, Inc.	159,522	5,452,462
Vornado Realty Trust	29,183	711,773
Welltower, Inc.	78,453	5,887,113
Weyerhaeuser Co.	122,515	4,218,191
WP Carey, Inc.	34,188	2,924,100

		120,699,872

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A	27,429	581,495
BJ’s Wholesale Club Holdings, Inc.(a)	22,079	1,600,065
Casey’s General Stores, Inc.	6,130	1,446,128
Grocery Outlet Holding Corp.(a)	14,478	439,986
Kroger Co.	108,746	4,853,334
Performance Food Group Co.(a)	24,893	1,526,439
U.S. Foods Holding Corp.(a)	33,366	1,272,246

		11,719,693

Food Products — 2.0%
Bunge Ltd.	23,055	2,284,751
Campbell Soup Co.	31,981	1,660,773
Conagra Brands, Inc.	78,053	2,902,791
Darling Ingredients, Inc.(a)	26,325	1,745,084
Flowers Foods, Inc.	30,831	853,710
Freshpet, Inc.(a)(b)	7,449	471,745
Hershey Co.	24,206	5,436,668
Hormel Foods Corp.	47,177	2,137,590
Ingredion, Inc.	10,886	1,119,081
J M Smucker Co.	17,092	2,611,658
Kellogg Co.	42,277	2,899,357
Lamb Weston Holdings, Inc.	23,716	2,368,991
McCormick & Co., Inc.	41,568	3,122,588
Pilgrim’s Pride Corp.(a)	7,712	187,247
Post Holdings, Inc.(a)	8,987	853,316
Seaboard Corp.	40	156,820
Tyson Foods, Inc., Class A	47,238	3,105,898

		33,918,068

Gas Utilities — 0.3%
Atmos Energy Corp.	22,881	2,689,433

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	14,431	$837,864
UGI Corp.	34,298	1,366,089

		4,893,386

Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.(a)	12,912	3,482,754
Cooper Cos., Inc.	8,055	2,810,631
DENTSPLY SIRONA, Inc.	35,255	1,298,442
Dexcom, Inc.(a)(b)	64,461	6,903,129
Enovis Corp.(a)	8,477	533,627
Envista Holdings Corp.(a)(b)	26,789	1,044,503
Globus Medical, Inc., Class A(a)(b)	12,579	949,715
Hologic, Inc.(a)	40,479	3,293,776
ICU Medical, Inc.(a)(b)	3,289	635,533
IDEXX Laboratories, Inc.(a)	13,722	6,593,421
Insulet Corp.(a)	11,414	3,279,471
Integra LifeSciences Holdings Corp.(a)	11,864	679,807
Masimo Corp.(a)	7,805	1,327,474
Novocure Ltd.(a)	16,930	1,543,677
Penumbra, Inc.(a)	5,867	1,469,155
QuidelOrtho Corp.(a)	8,110	694,297
ResMed, Inc.	23,960	5,471,745
STERIS PLC(b)	16,547	3,417,121
Tandem Diabetes Care, Inc.(a)	10,424	424,674
Teleflex, Inc.	7,735	1,882,854
Zimmer Biomet Holdings, Inc.	34,791	4,430,286

		52,166,092

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	14,592	1,226,020
Agilon Health, Inc.(a)(b)	30,736	668,815
Amedisys, Inc.(a)	5,328	515,004
AmerisourceBergen Corp.	25,735	4,348,186
Cardinal Health, Inc.	43,451	3,356,590
Chemed Corp.	2,403	1,213,851
DaVita, Inc.(a)(b)	9,348	770,182
Encompass Health Corp.	16,121	1,006,756
Enhabit, Inc.(a)	8,003	122,926
Guardant Health, Inc.(a)	16,071	505,112
Henry Schein, Inc.(a)(b)	22,300	1,921,145
Laboratory Corp. of America Holdings	14,869	3,748,772
Molina Healthcare, Inc.(a)	9,426	2,939,310
Oak Street Health, Inc.(a)	18,842	547,549
Premier, Inc., Class A	19,514	650,987
Quest Diagnostics, Inc.	19,249	2,858,091
Signify Health, Inc., Class A(a)(b)	13,420	381,933
Tenet Healthcare Corp.(a)(b)	17,561	963,221
Universal Health Services, Inc., Class B	10,413	1,543,311

		29,287,761

Health Care Technology(a) — 0.3%
Certara, Inc.(b)	19,040	369,376
Definitive Healthcare Corp.(b)	5,146	63,708
Doximity, Inc., Class A(b)	18,531	653,588
Teladoc Health, Inc.	26,463	778,012
Veeva Systems, Inc., Class A	23,107	3,940,899

		5,805,583

Hotels, Restaurants & Leisure — 3.3%
Aramark	37,918	1,688,489
Boyd Gaming Corp.	12,911	804,484
Caesars Entertainment, Inc.(a)	33,835	1,761,450
Carnival Corp.(a)(b)	161,747	1,750,103
Chipotle Mexican Grill, Inc.(a)	4,614	7,596,397

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	5,576	$685,235
Churchill Downs, Inc.	5,940	1,473,714
Darden Restaurants, Inc.	20,145	2,980,856
Domino’s Pizza, Inc.	5,910	2,086,230
DraftKings, Inc., Class A(a)	58,673	879,508
Expedia Group, Inc.(a)	24,883	2,844,127
Hilton Worldwide Holdings, Inc.	44,465	6,451,427
Hyatt Hotels Corp., Class A(a)	8,153	889,655
Las Vegas Sands Corp.(a)	54,431	3,211,429
Marriott Vacations Worldwide Corp.	6,312	1,010,172
MGM Resorts International	54,028	2,237,299
Norwegian Cruise Line Holdings Ltd.(a)(b)	68,810	1,046,600
Penn Entertainment, Inc.(a)	26,006	921,913
Planet Fitness, Inc., Class A(a)(b)	13,886	1,175,450
Royal Caribbean Cruises Ltd.(a)	36,245	2,353,750
Six Flags Entertainment Corp.(a)	12,465	334,685
Travel & Leisure Co.	13,555	574,325
Vail Resorts, Inc.	6,577	1,725,410
Wendy’s Co.	27,915	622,505
Wyndham Hotels & Resorts, Inc.	14,562	1,128,701
Wynn Resorts Ltd.(a)(b)	17,148	1,777,219
Yum! Brands, Inc.	47,121	6,149,762

		56,160,895

Household Durables — 1.4%
D.R. Horton, Inc.	52,459	5,177,179
Garmin Ltd.	25,369	2,508,487
Leggett & Platt, Inc.	21,971	803,260
Lennar Corp., B Shares	2,508	216,591
Lennar Corp., Class A	41,269	4,225,945
Mohawk Industries, Inc.(a)	8,660	1,039,719
Newell Brands, Inc.	62,220	993,031
NVR, Inc.(a)	495	2,608,650
PulteGroup, Inc.	38,015	2,162,673
Tempur Sealy International, Inc.	27,693	1,128,490
Toll Brothers, Inc.	17,774	1,057,375
TopBuild Corp.(a)	5,294	1,059,118
Whirlpool Corp.	8,739	1,359,701

		24,340,219

Household Products — 0.4%
Church & Dwight Co., Inc.	39,959	3,231,085
Clorox Co.	20,434	2,956,595
Reynolds Consumer Products, Inc.	8,665	257,957
Spectrum Brands Holdings, Inc.	6,708	455,339

		6,900,976

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	109,786	3,009,234
Brookfield Renewable Corp., Class A	20,968	660,911
Vistra Corp.	67,873	1,565,152

		5,235,297

Insurance — 4.6%
Aflac, Inc.	103,138	7,580,643
Allstate Corp.	44,338	5,696,103
American Financial Group, Inc.	11,106	1,583,605
Arch Capital Group Ltd.(a)	58,284	3,750,575
Arthur J Gallagher & Co.	34,504	6,753,123
Assurant, Inc.	8,754	1,160,693
Assured Guaranty Ltd.	9,619	602,149
Axis Capital Holdings Ltd.	12,880	805,902
Brighthouse Financial, Inc.(a)	11,828	665,562
Brown & Brown, Inc.	38,899	2,277,925

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	25,736	$2,912,028
CNA Financial Corp.	4,427	192,840
Erie Indemnity Co., Class A	4,114	1,005,256
Everest Re Group Ltd.	6,403	2,239,065
F&G Annuities & Life, Inc.	2,955	63,414
Fidelity National Financial, Inc.	43,457	1,913,412
First American Financial Corp.	16,319	1,009,657
Globe Life, Inc.	14,743	1,781,692
Hanover Insurance Group, Inc.	5,817	782,852
Hartford Financial Services Group, Inc.	53,078	4,119,384
Kemper Corp.	10,542	619,132
Lincoln National Corp.	27,722	982,190
Loews Corp.	32,814	2,017,405
Markel Corp.(a)	2,198	3,096,938
Old Republic International Corp.	46,522	1,227,716
Primerica, Inc.	6,136	992,498
Principal Financial Group, Inc.	40,588	3,756,419
Prudential Financial, Inc.	61,762	6,481,304
Reinsurance Group of America, Inc.	11,033	1,674,478
RenaissanceRe Holdings Ltd.	7,083	1,386,072
Ryan Specialty Holdings, Inc.(a)	13,302	566,931
Unum Group	33,133	1,392,580
W R Berkley Corp.	33,875	2,375,992
White Mountains Insurance Group Ltd.	469	716,613
Willis Towers Watson PLC	17,998	4,574,912

		78,757,060

Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,900	728,850
Match Group, Inc.	46,883	2,537,308
Pinterest, Inc., Class A	96,558	2,538,510
TripAdvisor, Inc.	16,518	384,870
ZoomInfo Technologies, Inc., CLass A	45,319	1,279,355

		7,468,893

Internet & Direct Marketing Retail — 0.6%
DoorDash, Inc., Class A(a)	41,124	2,381,902
eBay, Inc.	90,465	4,478,017
Etsy, Inc.(a)	20,807	2,862,627
Wayfair, Inc., Class A(a)(b)	12,867	778,454

		10,501,000

IT Services — 3.4%
Affirm Holdings, Inc.(a)(b)	36,067	583,925
Akamai Technologies, Inc.(a)	25,767	2,291,975
Amdocs Ltd.	19,916	1,830,878
Broadridge Financial Solutions, Inc.	19,201	2,887,062
Cloudflare, Inc., Class A(a)	46,893	2,481,109
Concentrix Corp.	7,108	1,007,985
DXC Technology Co.(a)	37,847	1,087,344
EPAM Systems, Inc.(a)	9,101	3,027,448
Euronet Worldwide, Inc.(a)	7,771	875,636
FleetCor Technologies, Inc.(a)	12,017	2,509,270
Gartner, Inc.(a)	12,727	4,303,508
Genpact Ltd.	29,884	1,412,916
Global Payments, Inc.	45,271	5,102,947
Globant SA(a)	6,667	1,081,254
GoDaddy, Inc., Class A(a)	25,747	2,114,601
Jack Henry & Associates, Inc.	11,942	2,150,635
Kyndryl Holdings, Inc.(a)	32,978	441,575
MongoDB, Inc.(a)	10,995	2,355,239
Okta, Inc.(a)	25,081	1,846,212
Paychex, Inc.	53,496	6,198,047
Shift4 Payments, Inc., Class A(a)	8,164	522,823

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
SS&C Technologies Holdings, Inc.	36,718	$2,215,931
Thoughtworks Holding, Inc.(a)	13,773	148,748
Toast, Inc., Class A(a)(b)	41,268	920,689
Twilio, Inc., Class A(a)	28,881	1,728,239
VeriSign, Inc.(a)	15,451	3,369,091
Western Union Co.	63,373	897,995
WEX, Inc.(a)	7,255	1,341,957
Wix.com Ltd.(a)	9,139	794,910

		57,529,949

Leisure Products — 0.3%
Brunswick Corp.	12,205	1,029,248
Hasbro, Inc.	21,764	1,287,776
Mattel, Inc.(a)	57,617	1,178,844
Peloton Interactive, Inc., Class A(a)	49,669	642,220
Polaris, Inc.	9,296	1,067,553
YETI Holdings, Inc.(a)	14,256	638,098

		5,843,739

Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(a)	15,063	705,400
Agilent Technologies, Inc.	49,357	7,506,213
Avantor, Inc.(a)	100,349	2,398,341
Azenta, Inc.	12,153	679,353
Bio-Rad Laboratories, Inc., Class A(a)	3,501	1,636,577
Bio-Techne Corp.(b)	25,600	2,039,296
Bruker Corp.	17,900	1,255,148
Charles River Laboratories International, Inc.(a)	8,296	2,018,002
IQVIA Holdings, Inc.(a)	30,767	7,058,258
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	263,895
Mettler-Toledo International, Inc.(a)	3,682	5,644,211
PerkinElmer, Inc.	20,756	2,854,573
QIAGEN NV(a)	37,385	1,831,865
Repligen Corp.(a)(b)	9,101	1,686,415
Sotera Health Co.(a)	15,853	273,306
Syneos Health, Inc.(a)	17,048	612,364
Waters Corp.(a)	9,855	3,238,156
West Pharmaceutical Services, Inc.	12,279	3,261,302

		44,962,675

Machinery — 4.1%
AGCO Corp.	10,164	1,403,953
Allison Transmission Holdings, Inc.	15,996	721,100
Crane Holdings Co.	7,762	899,693
Cummins, Inc.	23,373	5,832,499
Donaldson Co., Inc.	20,293	1,265,269
Dover Corp.	23,676	3,594,727
Esab Corp.	8,200	474,042
Flowserve Corp.	21,470	738,997
Fortive Corp.	59,037	4,016,287
Gates Industrial Corp. PLC(a)	17,909	236,578
Graco, Inc.	27,615	1,886,657
IDEX Corp.	12,501	2,996,240
Ingersoll Rand, Inc.(b)	67,360	3,772,160
ITT, Inc.	13,735	1,257,989
Lincoln Electric Holdings, Inc.	9,280	1,548,554
Middleby Corp.(a)	8,759	1,361,587
Nordson Corp.	9,531	2,318,892
Oshkosh Corp.	10,782	1,086,610
Otis Worldwide Corp.	69,640	5,726,497
PACCAR, Inc.	56,581	6,184,869
Parker-Hannifin Corp.	21,225	6,919,350
Pentair PLC	26,972	1,493,709

Security	Shares	Value

Machinery (continued)
Snap-on, Inc.	8,652	$2,152,012
Stanley Black & Decker, Inc.	24,298	2,170,054
Timken Co.	10,298	848,040
Toro Co.	17,170	1,914,798
Westinghouse Air Brake Technologies Corp.	30,016	3,115,961
Xylem, Inc.	29,476	3,065,799

		69,002,923

Marine — 0.0%
Kirby Corp.(a)	9,791	693,007

Media — 1.4%
Altice USA, Inc., Class A(a)	34,654	169,805
Cable One, Inc.	967	763,814
DISH Network Corp., Class A(a)(b)	41,535	597,689
Fox Corp., Class A	49,768	1,689,126
Fox Corp., Class B	23,461	743,714
Interpublic Group of Cos., Inc.	64,694	2,358,743
Liberty Broadband Corp., Class A(a)(b)	2,963	265,544
Liberty Broadband Corp., Class C(a)(b)	20,316	1,823,970
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	12,503	507,872
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	25,463	1,026,159
New York Times Co., Class A	27,054	942,561
News Corp., Class A	63,500	1,286,510
News Corp., Class B	19,502	398,621
Nexstar Media Group, Inc., Class A	6,135	1,256,264
Omnicom Group, Inc.	33,481	2,879,031
Paramount Global, Class A(b)	1,521	40,535
Paramount Global, Class B	94,913	2,198,185
Sirius XM Holdings, Inc.(b)	114,623	663,667
Trade Desk, Inc., Class A(a)	72,770	3,689,439

		23,301,249

Metals & Mining — 1.2%
Alcoa Corp.	29,474	1,539,722
Cleveland-Cliffs, Inc.(a)	84,078	1,795,065
MP Materials Corp.(a)	15,133	491,974
Nucor Corp.	43,062	7,278,339
Reliance Steel & Aluminum Co.	9,871	2,245,159
Royal Gold, Inc.	10,782	1,369,637
SSR Mining, Inc.	35,169	595,763
Steel Dynamics, Inc.	27,603	3,330,026
U.S. Steel Corp.	38,981	1,110,569

		19,756,254

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	94,583	1,097,163
Annaly Capital Management, Inc.	77,491	1,818,714
Rithm Capital Corp.	70,747	665,729
Starwood Property Trust, Inc.	48,054	1,003,848

		4,585,454

Multiline Retail — 0.5%
Dollar Tree, Inc.(a)(b)	35,237	5,291,893
Kohl’s Corp.	21,192	685,985
Macy’s, Inc.	44,328	1,047,471
Nordstrom, Inc.	18,392	359,380
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,323	565,287

		7,950,016

Multi-Utilities — 1.8%
Ameren Corp.	42,681	3,707,698
CenterPoint Energy, Inc.	103,695	3,123,293
CMS Energy Corp.	48,010	3,033,752
Consolidated Edison, Inc.	58,856	5,609,565

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	31,992	$3,722,909
NiSource, Inc.	66,889	1,856,170
Public Service Enterprise Group, Inc.	82,579	5,114,118
WEC Energy Group, Inc.	52,337	4,919,155

		31,086,660

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	55,828	608,525
Antero Resources Corp.(a)	47,642	1,373,995
APA Corp.	53,538	2,373,340
Cheniere Energy, Inc.	41,279	6,307,018
Chesapeake Energy Corp.	19,926	1,727,983
Coterra Energy, Inc.	129,148	3,232,574
Devon Energy Corp.	108,277	6,847,438
Diamondback Energy, Inc.	29,118	4,254,722
DT Midstream, Inc.(a)	15,944	871,499
Enviva, Inc.	4,951	225,172
EQT Corp.	60,639	1,981,076
Hess Corp.	46,698	7,012,172
HF Sinclair Corp.	23,824	1,355,586
Marathon Oil Corp.	104,971	2,883,553
New Fortress Energy, Inc.	7,793	302,290
ONEOK, Inc.	73,717	5,048,140
Ovintiv, Inc.	42,048	2,070,023
PDC Energy, Inc.	15,566	1,054,285
Phillips 66	78,405	7,861,669
Range Resources Corp.	41,982	1,050,390
Southwestern Energy Co.(a)	184,325	1,017,474
Targa Resources Corp.	37,180	2,789,244
Texas Pacific Land Corp.	942	1,880,091
Vitesse Energy, Inc.(a)(b)	3,923	62,611
Williams Cos., Inc.	202,008	6,512,738

		70,703,608

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	11,936	812,722

Personal Products(a) — 0.0%
Coty, Inc., Class A	57,269	570,399
Olaplex Holdings, Inc.	20,106	126,869

		697,268

Pharmaceuticals — 0.7%
Catalent, Inc.(a)	29,668	1,588,722
Elanco Animal Health, Inc.(a)	73,293	1,006,313
Jazz Pharmaceuticals PLC(a)(b)	10,206	1,598,872
Organon & Co.	41,810	1,259,735
Perrigo Co. PLC	22,103	827,094
Royalty Pharma PLC, Class A	61,669	2,416,808
Viatris, Inc.	199,393	2,424,619

		11,122,163

Professional Services — 1.9%
Booz Allen Hamilton Holding Corp., Class A	21,600	2,044,224
CACI International, Inc., Class A(a)	3,798	1,170,126
Clarivate PLC(a)	77,495	861,744
CoStar Group, Inc.(a)	66,885	5,210,341
Dun & Bradstreet Holdings, Inc.	41,773	611,974
Equifax, Inc.(b)	20,155	4,478,441
FTI Consulting, Inc.(a)(b)	5,549	885,176
Jacobs Solutions, Inc.	21,032	2,598,504
KBR, Inc.	22,807	1,168,403
Leidos Holdings, Inc.	22,414	2,215,400
ManpowerGroup, Inc.	8,472	738,420

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	17,823	$1,496,419
Science Applications International Corp.	9,129	947,408
TransUnion	31,667	2,272,107
Verisk Analytics, Inc.	25,759	4,682,729

		31,381,416

Real Estate Management & Development(a) — 0.5%
CBRE Group, Inc., Class A	52,731	4,509,028
Howard Hughes Corp.	5,925	506,528
Jones Lang LaSalle, Inc.	7,881	1,456,960
Opendoor Technologies, Inc.(b)	75,561	165,479
WeWork, Inc., Class A(b)	21,026	33,431
Zillow Group, Inc., Class A	9,598	412,330
Zillow Group, Inc., Class C(b)	26,370	1,165,818

		8,249,574

Road & Rail — 0.9%
Avis Budget Group, Inc.(a)	4,234	846,969
Hertz Global Holdings, Inc.(a)	33,202	598,300
JB Hunt Transport Services, Inc.	13,725	2,594,711
Knight-Swift Transportation Holdings, Inc.	25,556	1,510,360
Landstar System, Inc.	5,950	1,028,338
Lyft, Inc., Class A(a)	50,627	822,689
Old Dominion Freight Line, Inc.	16,538	5,511,123
RXO, Inc.(a)	16,556	303,306
Ryder System, Inc.	8,180	772,274
Schneider National, Inc., Class B	8,698	230,497
U-Haul Holding Co.	14,822	923,476
XPO Logistics, Inc.(a)	16,963	676,145

		15,818,188

Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(a)	10,802	412,312
Cirrus Logic, Inc.(a)	9,215	832,944
Enphase Energy, Inc.(a)	21,704	4,804,831
Entegris, Inc.	24,420	1,970,938
First Solar, Inc.(a)	17,480	3,104,448
Globalfoundries, Inc.(a)(b)	10,377	615,149
Lattice Semiconductor Corp.(a)	22,267	1,687,616
Microchip Technology, Inc.	88,560	6,874,027
MKS Instruments, Inc.	9,513	973,370
Monolithic Power Systems, Inc.	7,467	3,185,124
ON Semiconductor Corp.(a)	71,948	5,284,581
Qorvo, Inc.(a)	16,994	1,846,568
Skyworks Solutions, Inc.	26,463	2,902,197
Teradyne, Inc.	25,770	2,620,809
Universal Display Corp.	7,169	950,108
Wolfspeed, Inc.(a)	20,415	1,572,159

		39,637,181

Software — 5.2%
Alteryx, Inc., Class A(a)	9,736	540,251
ANSYS, Inc.(a)	14,423	3,841,710
AppLovin Corp., Class A(a)	36,443	462,826
Aspen Technology, Inc.(a)	4,435	881,456
Bentley Systems, Inc., Class B(b)	27,739	1,083,208
Bill.com Holdings, Inc.(a)	16,395	1,895,590
Black Knight, Inc.(a)	25,524	1,546,499
Cadence Design Systems, Inc.(a)	45,245	8,272,143
CCC Intelligent Solutions Holdings, Inc.(a)	27,356	253,043
Ceridian HCM Holding, Inc.(a)(b)	22,590	1,632,805
Confluent, Inc., Class A(a)	20,763	479,625
Coupa Software, Inc.(a)	12,435	993,805
Crowdstrike Holdings, Inc., Class A(a)	34,867	3,692,415

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Datadog, Inc., Class A(a)	44,025	$3,293,510
DocuSign, Inc.(a)	32,570	1,975,045
Dolby Laboratories, Inc., Class A	10,100	803,556
DoubleVerify Holdings, Inc.(a)(b)	12,064	328,020
Dropbox, Inc., Class A(a)	45,047	1,046,442
Dynatrace, Inc.(a)	32,608	1,253,125
Elastic NV(a)	12,720	748,445
Fair Isaac Corp.(a)	4,039	2,689,772
Five9, Inc.(a)(b)	11,426	900,140
Fortinet, Inc.(a)	107,015	5,601,165
Gen Digital, Inc.	94,001	2,162,963
Guidewire Software, Inc.(a)	13,787	1,009,760
HubSpot, Inc.(a)	7,678	2,664,343
Informatica, Inc., Class A(a)(b)	6,035	107,423
Jamf Holding Corp.(a)	10,550	209,628
Manhattan Associates, Inc.(a)	10,278	1,339,840
nCino, Inc.(a)	11,350	324,610
NCR Corp.(a)	20,560	563,755
New Relic, Inc.(a)	8,605	525,335
Nutanix, Inc., Class A(a)	38,073	1,061,095
Palantir Technologies, Inc., Class A(a)	305,041	2,373,219
Paycom Software, Inc.(a)	8,489	2,749,927
Paycor HCM, Inc.(a)	9,078	227,949
Paylocity Holding Corp.(a)	6,489	1,351,594
Pegasystems, Inc.	6,854	266,484
Procore Technologies, Inc.(a)	11,578	647,789
PTC, Inc.(a)	17,331	2,337,605
RingCentral, Inc., Class A(a)	13,900	542,517
SentinelOne, Inc., Class A(a)	30,132	454,692
Smartsheet, Inc., Class A(a)	20,793	898,466
Splunk, Inc.(a)	26,980	2,583,875
Synopsys, Inc.(a)	25,286	8,944,921
Teradata Corp.(a)	16,787	585,531
Tyler Technologies, Inc.(a)	6,771	2,185,476
UiPath, Inc., Class A(a)(b)	61,560	945,562
Unity Software, Inc.(a)(b)	40,583	1,441,508
Zoom Video Communications, Inc., Class A(a)	41,877	3,140,775
Zscaler, Inc.(a)	13,993	1,737,371

		87,598,609

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	10,048	1,530,109
AutoNation, Inc.(a)	6,293	797,449
AutoZone, Inc.(a)	3,144	7,667,744
Bath & Body Works, Inc.	37,472	1,724,087
Best Buy Co., Inc.	33,077	2,934,591
Burlington Stores, Inc.(a)	10,862	2,496,414
CarMax, Inc.(a)(b)	26,393	1,859,387
Carvana Co.(a)(b)	16,871	171,578
Dick’s Sporting Goods, Inc.	8,953	1,170,694
Five Below, Inc.(a)	9,036	1,781,267
Floor & Decor Holdings, Inc., Class A(a)(b)	17,109	1,552,984
GameStop Corp., Class A(a)(b)	43,967	961,558
Gap, Inc.	31,996	434,186
Leslie’s, Inc.(a)(b)	26,432	409,432
Lithia Motors, Inc.	4,461	1,174,135
O’Reilly Automotive, Inc.(a)	10,327	8,182,598
Penske Automotive Group, Inc.(b)	4,440	567,521

Security	Shares	Value

Specialty Retail (continued)
Petco Health & Wellness Co., Inc.(a)(b)	13,018	$152,180
RH(a)(b)	3,278	1,022,703
Ross Stores, Inc.	56,813	6,714,729
Tractor Supply Co.	18,406	4,196,384
Ulta Beauty, Inc.(a)	8,457	4,346,560
Victoria’s Secret & Co.(a)	13,740	579,141
Williams-Sonoma, Inc.	11,171	1,507,415

		53,934,846

Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C	42,689	1,734,027
Hewlett Packard Enterprise Co.	213,741	3,447,642
HP, Inc.	166,905	4,863,612
NetApp, Inc.	36,148	2,394,082
Pure Storage, Inc., Class A(a)	46,009	1,331,501
Western Digital Corp.(a)	52,704	2,316,341

		16,087,205

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	20,818	1,384,189
Carter’s, Inc.	6,373	531,317
Columbia Sportswear Co.	5,887	564,563
Deckers Outdoor Corp.(a)	4,351	1,859,965
Hanesbrands, Inc.	56,924	480,439
Lululemon Athletica, Inc.(a)	18,522	5,684,031
PVH Corp.	11,125	1,000,138
Ralph Lauren Corp.	6,898	854,317
Skechers USA, Inc., Class A(a)	22,040	1,061,226
Tapestry, Inc.	41,232	1,878,942
Under Armour, Inc., Class A(a)	30,230	374,550
Under Armour, Inc., Class C(a)	32,337	352,473
VF Corp.	57,524	1,779,793

		17,805,943

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	48,690	687,503
New York Community Bancorp, Inc.	110,468	1,103,575
Rocket Cos., Inc., Class A(b)	19,111	179,835
TFS Financial Corp.	7,886	112,375
UWM Holdings Corp.(b)	14,183	64,958

		2,148,246

Trading Companies & Distributors — 1.2%
Air Lease Corp.	17,236	775,103
Core & Main, Inc., Class A(a)(b)	11,615	256,343
Fastenal Co.	95,461	4,825,554
MSC Industrial Direct Co., Inc., Class A	7,606	629,016
SiteOne Landscape Supply, Inc.(a)	7,321	1,109,205
United Rentals, Inc.(a)	11,580	5,106,201
Univar Solutions, Inc.(a)	27,138	935,718
W.W.Grainger, Inc.	7,499	4,420,510
Watsco, Inc.	5,443	1,564,155
WESCO International, Inc.(a)	7,332	1,092,541

		20,714,346

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	30,172	$4,721,616
Essential Utilities, Inc.	38,122	1,781,441

		6,503,057

Total Common Stocks — 98.7% (Cost: $1,185,292,621)		1,676,104,804

Investment Companies

Equity Funds — 1.0%
iShares Russell Mid-Cap ETF(c)	227,385	16,610,474

Total Investment Companies — 1.0% (Cost: $15,907,182)		16,610,474

Total Long-Term Investments — 99.7% (Cost: $1,201,199,803)		1,692,715,278

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	54,990,291	55,023,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	7,217,649	7,217,649

Total Short-Term Securities — 3.7% (Cost: $62,223,109)		62,240,934

Total Investments — 103.4% (Cost: $1,263,422,912)		1,754,956,212

Liabilities in Excess of Other Assets — (3.4)%		(57,996,266)

Net Assets — 100.0%		$1,696,959,946

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$74,908,758	$—	$(19,928,141	)(a)	$25,344	$17,324	$55,023,285	54,990,291	$317,747	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,934,737	—	(2,717,088	)(a)	—	—	7,217,649	7,217,649	134,845		—
iShares Russell Mid-Cap ETF	17,487,894	81,882,662	(83,134,560)		810,078	(435,600)	16,610,474	227,385	175,521		—

					$835,422	$(418,276)	$78,851,408		$628,113		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 400 E-Mini Index	9	03/17/23	$2,397	$208,137
S&P 500 E-Mini Index	11	03/17/23	2,250	59,585

				$267,722

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$267,722	$—	$—	$—	$267,722

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$790,505	$—	$—	$—	$790,505

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(421,557)	$—	$—	$—	$(421,557)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,978,235

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$22,762,335	$—	$—	$22,762,335
Air Freight & Logistics	5,742,573	—	—	5,742,573
Airlines	13,897,972	—	—	13,897,972
Auto Components	9,828,915	—	—	9,828,915

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Automobiles	$4,528,852	$—	$—	$4,528,852
Banks	53,561,999	—	—	53,561,999
Beverages	4,614,539	—	—	4,614,539
Biotechnology	35,746,253	—	—	35,746,253
Building Products	30,022,598	—	—	30,022,598
Capital Markets	74,614,091	—	—	74,614,091
Chemicals	56,359,676	—	—	56,359,676
Commercial Services & Supplies	22,052,819	—	—	22,052,819
Communications Equipment	17,963,687	—	—	17,963,687
Construction & Engineering	10,279,572	—	—	10,279,572
Construction Materials	8,635,040	—	—	8,635,040
Consumer Finance	12,863,451	—	—	12,863,451
Containers & Packaging	23,345,614	29,368	—	23,374,982
Distributors	8,772,524	—	—	8,772,524
Diversified Consumer Services	4,673,756	—	—	4,673,756
Diversified Financial Services	8,748,742	—	—	8,748,742
Diversified Telecommunication Services	2,076,545	—	—	2,076,545
Electric Utilities	45,762,851	—	—	45,762,851
Electrical Equipment	22,673,939	—	—	22,673,939
Electronic Equipment, Instruments & Components	40,384,123	—	—	40,384,123
Energy Equipment & Services	12,675,906	—	—	12,675,906
Entertainment	27,705,971	—	—	27,705,971
Equity Real Estate Investment Trusts (REITs)	120,699,872	—	—	120,699,872
Food & Staples Retailing	11,719,693	—	—	11,719,693
Food Products	33,918,068	—	—	33,918,068
Gas Utilities	4,893,386	—	—	4,893,386
Health Care Equipment & Supplies	52,166,092	—	—	52,166,092
Health Care Providers & Services	29,287,761	—	—	29,287,761
Health Care Technology	5,805,583	—	—	5,805,583
Hotels, Restaurants & Leisure	56,160,895	—	—	56,160,895
Household Durables	24,340,219	—	—	24,340,219
Household Products	6,900,976	—	—	6,900,976
Independent Power and Renewable Electricity Producers	5,235,297	—	—	5,235,297
Insurance	78,757,060	—	—	78,757,060
Interactive Media & Services	7,468,893	—	—	7,468,893
Internet & Direct Marketing Retail	10,501,000	—	—	10,501,000
IT Services	57,529,949	—	—	57,529,949
Leisure Products	5,843,739	—	—	5,843,739
Life Sciences Tools & Services	44,962,675	—	—	44,962,675
Machinery	69,002,923	—	—	69,002,923
Marine	693,007	—	—	693,007
Media	23,301,249	—	—	23,301,249
Metals & Mining	19,756,254	—	—	19,756,254
Mortgage Real Estate Investment Trusts (REITs)	4,585,454	—	—	4,585,454
Multiline Retail	7,950,016	—	—	7,950,016
Multi-Utilities	31,086,660	—	—	31,086,660
Oil, Gas & Consumable Fuels	70,703,608	—	—	70,703,608
Paper & Forest Products	812,722	—	—	812,722
Personal Products	697,268	—	—	697,268
Pharmaceuticals	11,122,163	—	—	11,122,163
Professional Services	31,381,416	—	—	31,381,416
Real Estate Management & Development	8,249,574	—	—	8,249,574
Road & Rail	15,818,188	—	—	15,818,188
Semiconductors & Semiconductor Equipment	39,637,181	—	—	39,637,181
Software	87,598,609	—	—	87,598,609
Specialty Retail	53,934,846	—	—	53,934,846
Technology Hardware, Storage & Peripherals	16,087,205	—	—	16,087,205
Textiles, Apparel & Luxury Goods	17,805,943	—	—	17,805,943
Thrifts & Mortgage Finance	2,148,246	—	—	2,148,246
Trading Companies & Distributors	20,714,346	—	—	20,714,346
Water Utilities	6,503,057	—	—	6,503,057
Investment Companies	16,610,474	—	—	16,610,474

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$62,240,934	$—	$—	$62,240,934

	$1,754,926,844	$29,368	$—	$1,754,956,212

Derivative Financial Instruments(a)
Assets
Equity Contracts	$267,722	$—	$—	$267,722

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.(a)	2,798	$143,929
Aerojet Rocketdyne Holdings, Inc.(a)	6,642	371,421
AeroVironment, Inc.(a)	2,166	192,709
AerSale Corp.(a)	1,686	31,376
Archer Aviation, Inc., Class A(a)	12,181	35,325
Astra Space, Inc.(a)(b)	14,460	9,194
Astronics Corp.(a)	2,147	31,883
Axon Enterprise, Inc.(a)	5,797	1,132,966
BWX Technologies, Inc.	7,759	472,213
Cadre Holdings, Inc.	1,840	42,118
Curtiss-Wright Corp.	3,274	542,829
Ducommun, Inc.(a)	1,058	61,131
Hexcel Corp.	7,353	518,975
Howmet Aerospace, Inc.	31,855	1,296,180
Huntington Ingalls Industries, Inc.	3,393	748,292
Kaman Corp.	2,423	61,108
Kratos Defense & Security Solutions, Inc.(a)	9,856	112,851
Maxar Technologies, Inc.	6,413	331,360
Mercury Systems, Inc.(a)	4,366	218,234
Momentus, Inc.(a)	7,355	6,656
Moog, Inc., Class A	2,337	222,763
National Presto Industries, Inc.	538	41,216
Park Aerospace Corp.	1,544	21,477
Parsons Corp.(a)	2,914	126,817
Rocket Lab USA, Inc.(a)	17,892	88,923
Spirit AeroSystems Holdings, Inc., Class A	9,091	328,640
Terran Orbital Corp.(a)(b)	2,750	5,335
Textron, Inc.	17,919	1,305,399
Triumph Group, Inc.(a)	5,890	67,087
V2X, Inc.(a)	935	41,290
Virgin Galactic Holdings, Inc.(a)(b)	21,597	119,215
Woodward, Inc.	5,108	522,344

		9,251,256

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	5,154	145,910
Atlas Air Worldwide Holdings, Inc.(a)	2,475	252,970
Forward Air Corp.	2,314	249,565
GXO Logistics, Inc.(a)	9,178	480,284
Hub Group, Inc., Class A(a)	2,805	239,182
Radiant Logistics, Inc.(a)	2,218	12,443

		1,380,354

Airlines — 0.5%
Alaska Air Group, Inc.(a)	10,578	543,075
Allegiant Travel Co.(a)	1,303	112,097
American Airlines Group, Inc.(a)	55,587	897,174
Blade Air Mobility, Inc.(a)	4,942	22,041
Copa Holdings SA, Class A(a)(b)	2,493	229,556
Frontier Group Holdings, Inc.(a)(b)	3,328	41,866
Hawaiian Holdings, Inc.(a)	4,347	53,555
JetBlue Airways Corp.(a)	27,238	217,904
Joby Aviation, Inc.(a)(b)	21,755	96,157
SkyWest, Inc.(a)	4,455	92,486
Spirit Airlines, Inc.	9,455	187,587
Sun Country Airlines Holdings, Inc.(a)	2,579	48,150
Wheels Up Experience, Inc.(a)	13,605	16,734

		2,558,382

Auto Components — 1.1%
Adient PLC(a)	8,200	369,164
American Axle & Manufacturing Holdings, Inc.(a)	8,818	78,216

Security	Shares	Value

Auto Components (continued)
BorgWarner, Inc.(b)	20,042	$947,586
Dana, Inc.	11,272	204,474
Dorman Products, Inc.(a)	2,300	223,238
Fox Factory Holding Corp.(a)	3,659	432,091
Gentex Corp.	20,316	599,525
Gentherm, Inc.(a)	2,853	212,349
Goodyear Tire & Rubber Co.(a)	24,361	274,061
Holley, Inc.(a)(b)	4,184	13,849
LCI Industries	2,155	241,834
Lear Corp.	5,073	739,542
Luminar Technologies, Inc.(a)(b)	22,008	146,793
Modine Manufacturing Co.(a)	4,070	97,232
Motorcar Parts of America, Inc.(a)	1,773	25,815
Patrick Industries, Inc.	1,892	134,275
QuantumScape Corp.(a)(b)	21,921	186,548
Solid Power, Inc.(a)	11,108	37,212
Standard Motor Products, Inc.	1,917	77,562
Stoneridge, Inc.(a)(b)	1,956	48,235
Visteon Corp.(a)	2,404	375,842
XPEL, Inc.(a)(b)	1,848	140,577

		5,606,020

Automobiles — 0.3%
Canoo, Inc.(a)(b)	10,199	12,239
Cenntro Electric Group Ltd.(a)	16,324	12,450
Faraday Future Intelligent Electric, Inc.(a)(b)	9,310	7,913
Fisker, Inc.(a)(b)	14,742	109,828
Harley-Davidson, Inc.	11,665	536,940
Lordstown Motors Corp., Class A(a)(b)	11,588	15,180
Mullen Automotive, Inc.(a)(b)	26,152	8,994
Thor Industries, Inc.	4,444	423,647
Winnebago Industries, Inc.	2,471	157,353
Workhorse Group, Inc.(a)(b)	11,058	24,438

		1,308,982

Banks — 6.5%
1st Source Corp.	1,728	85,000
ACNB Corp.	955	37,579
Amalgamated Financial Corp.	1,582	36,307
Amerant Bancorp, Inc.	2,697	75,084
American National Bankshares, Inc.	1,039	35,960
Ameris Bancorp	4,853	228,867
Arrow Financial Corp.	1,478	48,641
Associated Banc-Corp.	14,043	314,704
Atlantic Union Bankshares Corp.	6,737	260,655
Banc of California, Inc.	5,143	89,591
BancFirst Corp.	1,756	151,244
Bancorp, Inc.(a)	3,411	115,735
Bank First Corp.	651	51,989
Bank of Hawaii Corp.	3,751	286,914
Bank of Marin Bancorp	1,800	54,846
Bank of NT Butterfield & Son Ltd.	4,528	144,715
Bank OZK	9,760	445,739
BankUnited, Inc.	4,384	165,014
Bankwell Financial Group, Inc.	1,060	31,344
Banner Corp.	2,097	135,949
Bar Harbor Bankshares	1,200	37,284
BayCom Corp.	857	17,234
BCB Bancorp, Inc.	1,620	29,144
Berkshire Hills Bancorp, Inc.	2,657	82,500
Blue Ridge Bankshares, Inc.	1,856	23,497
BOK Financial Corp.	2,538	255,069
Brookline Bancorp, Inc.	5,839	76,374
Business First Bancshares, Inc.	2,243	46,520

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Byline Bancorp, Inc.	2,055	$50,964
Cadence Bank	10,103	258,435
Cambridge Bancorp	637	50,960
Camden National Corp.	1,436	60,642
Capital Bancorp, Inc.	791	17,007
Capital City Bank Group, Inc.	1,231	39,971
Capstar Financial Holdings, Inc.	2,308	40,182
Carter Bankshares, Inc.(a)	2,657	44,159
Cathay General Bancorp	6,795	298,708
Central Pacific Financial Corp.	715	16,159
Citizens & Northern Corp.	1,893	44,788
City Holding Co.	956	90,619
Civista Bancshares, Inc.	1,960	42,532
CNB Financial Corp.	1,778	42,885
Coastal Financial Corp.(a)	973	44,437
Colony Bankcorp, Inc.	2,154	27,765
Columbia Banking System, Inc.	5,428	167,779
Comerica, Inc.	11,441	838,740
Commerce Bancshares, Inc.	10,164	676,516
Community Bank System, Inc.	3,296	190,212
Community Trust Bancorp, Inc.	1,841	79,310
ConnectOne Bancorp, Inc.	3,307	78,607
CrossFirst Bankshares, Inc.(a)(b)	3,889	52,501
Cullen/Frost Bankers, Inc.	5,098	664,167
Customers Bancorp, Inc.(a)	2,158	65,538
CVB Financial Corp.	10,864	263,126
Dime Community Bancshares, Inc.	2,887	86,090
Eagle Bancorp, Inc.	1,944	92,321
East West Bancorp, Inc.	12,336	968,623
Eastern Bankshares, Inc.	14,053	227,237
Enterprise Bancorp, Inc.	816	29,001
Enterprise Financial Services Corp.	3,293	175,583
Equity Bancshares, Inc., Class A	1,507	44,984
Esquire Financial Holdings, Inc.	759	35,324
Farmers & Merchants Bancorp, Inc.	1,124	31,978
Farmers National Banc Corp.	2,794	40,178
FB Financial Corp.	3,422	128,530
Financial Institutions, Inc.	1,783	44,058
First Bancorp, Inc.	776	23,016
First BanCorp/Puerto Rico	11,110	149,429
First Bancorp/Southern Pines NC	2,516	100,263
First Bancshares, Inc.	2,088	63,997
First Bank	1,239	16,764
First Busey Corp.	5,368	128,134
First Business Financial Services, Inc.	942	33,724
First Citizens BancShares, Inc., Class A	954	741,907
First Commonwealth Financial Corp.	5,802	85,347
First Community Bankshares, Inc.	1,863	60,566
First Financial Bancorp	5,870	148,687
First Financial Bankshares, Inc.	11,438	407,422
First Financial Corp.	1,301	58,441
First Foundation, Inc.	4,769	74,063
First Guaranty Bancshares, Inc.	805	17,638
First Hawaiian, Inc.	11,639	319,374
First Horizon Corp.	44,847	1,109,066
First Internet Bancorp	691	18,166
First Interstate BancSystem, Inc., Class A	7,722	277,065
First Merchants Corp.	5,386	229,659
First Mid Bancshares, Inc.	1,751	56,260
First of Long Island Corp.	2,146	37,898
First Western Financial, Inc.(a)	903	23,704
Five Star Bancorp	1,075	28,982
Flushing Financial Corp.	2,795	53,636

Security	Shares	Value

Banks (continued)
FNB Corp.	31,218	$445,481
Fulton Financial Corp.	14,860	248,608
FVCBankcorp, Inc.(a)(b)	1,585	27,151
German American Bancorp, Inc.	2,770	106,700
Glacier Bancorp, Inc.	9,548	435,293
Great Southern Bancorp, Inc.	1,134	66,271
Guaranty Bancshares, Inc.	706	23,284
Hancock Whitney Corp.	7,467	384,401
Hanmi Financial Corp.	1,558	36,286
HarborOne Bancorp, Inc.	4,624	63,071
HBT Financial, Inc.	1,282	26,884
Heartland Financial USA, Inc.	3,945	195,159
Heritage Commerce Corp.	5,586	67,702
Heritage Financial Corp.	2,200	62,766
Hilltop Holdings, Inc.	4,613	150,845
Home BancShares, Inc.	16,965	404,955
HomeStreet, Inc.	1,207	33,277
HomeTrust Bancshares, Inc.	1,784	48,168
Hope Bancorp, Inc.	6,886	88,761
Horizon Bancorp, Inc.	3,931	61,481
Independent Bank Corp.	4,386	251,507
Independent Bank Group, Inc.	3,222	197,509
International Bancshares Corp.	4,718	221,133
John Marshall Bancorp, Inc.	1,078	26,670
Lakeland Bancorp, Inc.	6,139	118,299
Lakeland Financial Corp.	1,794	126,854
Live Oak Bancshares, Inc.	2,825	96,700
Macatawa Bank Corp.	2,222	24,486
Mercantile Bank Corp.	1,449	49,744
Metrocity Bankshares, Inc.	1,892	38,256
Metropolitan Bank Holding Corp.(a)	972	57,717
Mid Penn Bancorp, Inc.	1,205	37,921
Midland States Bancorp, Inc.	2,183	55,623
MidWestOne Financial Group, Inc.	1,385	43,143
MVB Financial Corp.	1,052	23,228
National Bank Holdings Corp., Class A	2,537	107,138
NBT Bancorp, Inc.	2,632	103,464
Nicolet Bankshares, Inc.(a)	1,110	80,908
Northeast Bank(b)	725	34,220
Northwest Bancshares, Inc.	7,141	100,974
OceanFirst Financial Corp.	5,889	140,865
OFG Bancorp	2,986	84,534
Old National Bancorp	26,238	459,165
Old Second Bancorp, Inc.	3,811	64,749
Origin Bancorp, Inc.	2,204	82,650
Orrstown Financial Services, Inc.	845	20,914
Pacific Premier Bancorp, Inc.	6,032	195,075
PacWest Bancorp	10,529	291,232
Park National Corp.	1,247	156,187
Parke Bancorp, Inc.	1,420	29,401
Pathward Financial, Inc.	1,900	94,278
PCB Bancorp	1,439	26,722
Peapack-Gladstone Financial Corp.	1,734	64,314
Peoples Bancorp, Inc.	2,839	84,233
Peoples Financial Services Corp.	808	41,192
Pinnacle Financial Partners, Inc.	6,460	508,596
Popular, Inc.	6,369	437,168
Preferred Bank/Los Angeles CA	621	44,172
Premier Financial Corp.	3,656	91,473
Primis Financial Corp.	2,009	23,787
Professional Holding Corp., Class A(a)	1,311	37,560
Prosperity Bancshares, Inc.	7,863	596,487
QCR Holdings, Inc.	1,392	73,164

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
RBB Bancorp	1,180	$23,765
Red River Bancshares, Inc.	321	16,339
Renasant Corp.	3,359	119,513
Republic Bancorp, Inc., Class A	985	44,305
Republic First Bancorp, Inc.(a)	4,846	10,661
S&T Bancorp, Inc.	2,242	81,564
Sandy Spring Bancorp, Inc.	3,813	128,879
Seacoast Banking Corp. of Florida	4,084	131,137
ServisFirst Bancshares, Inc.(b)	4,333	295,424
Shore Bancshares, Inc.	2,380	41,602
Sierra Bancorp.	1,307	27,525
Signature Bank	5,382	694,009
Silvergate Capital Corp., Class A(a)(b)	2,765	39,374
Simmons First National Corp., Class A	8,885	198,224
SmartFinancial, Inc.	1,455	39,241
South Plains Financial, Inc.	1,082	30,404
Southern First Bancshares, Inc.(a)	682	28,705
Southside Bancshares, Inc.	1,938	73,411
SouthState Corp.	6,624	527,270
Stellar Bancorp, Inc.	3,984	111,990
Stock Yards Bancorp, Inc.	2,580	154,697
Summit Financial Group, Inc.	1,259	32,671
Synovus Financial Corp.	12,721	533,646
Texas Capital Bancshares, Inc.(a)	4,293	283,639
Third Coast Bancshares, Inc.(a)	1,374	25,474
Tompkins Financial Corp.	1,201	90,471
Towne Bank	6,381	194,429
TriCo Bancshares	2,972	150,235
Triumph Financial, Inc.(a)	2,005	111,739
Trustmark Corp.	4,312	125,565
UMB Financial Corp.	3,974	358,415
Umpqua Holdings Corp.	19,674	358,067
United Bankshares, Inc.	11,349	456,230
United Community Banks, Inc.	8,966	291,754
Unity Bancorp, Inc.	988	26,152
Univest Financial Corp.	2,785	75,613
USCB Financial Holdings, Inc.(a)	1,092	13,104
Valley National Bancorp	37,685	447,698
Veritex Holdings, Inc.	3,592	101,115
Washington Federal, Inc.	5,614	199,072
Washington Trust Bancorp, Inc.	1,765	75,489
Webster Financial Corp.	15,103	795,173
WesBanco, Inc.	5,372	199,677
West BanCorp., Inc.	1,364	29,872
Westamerica BanCorp	1,623	90,174
Western Alliance Bancorp	9,210	694,158
Wintrust Financial Corp.	5,362	490,462
Zions Bancorp NA	12,916	686,615

		31,952,027

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	826	320,992
Celsius Holdings, Inc.(a)	4,660	467,491
Coca-Cola Consolidated, Inc.	383	194,097
Duckhorn Portfolio, Inc.(a)	3,103	50,206
MGP Ingredients, Inc.(b)	1,191	116,170
National Beverage Corp.(a)	2,193	96,931
Primo Water Corp.	13,569	212,355
Vintage Wine Estates, Inc.(a)	2,782	7,956
Vita Coco Co., Inc.(a)	1,870	25,376

		1,491,574

Security	Shares	Value

Biotechnology(a) — 4.3%
2seventy bio, Inc.	3,496	$47,546
4D Molecular Therapeutics, Inc.	2,536	53,383
Aadi Bioscience, Inc.(b)	570	7,193
Absci Corp.	4,330	13,596
ACADIA Pharmaceuticals, Inc.	10,333	196,637
Adicet Bio, Inc.(b)	2,792	25,547
ADMA Biologics, Inc.	14,424	53,225
Aerovate Therapeutics, Inc.(b)	826	18,874
Affimed NV	14,780	19,066
Agenus, Inc.	26,704	69,697
Agios Pharmaceuticals, Inc.	4,780	140,914
Akero Therapeutics, Inc.	3,136	155,232
Albireo Pharma, Inc.	1,710	76,369
Alector, Inc.	5,540	48,863
Alkermes PLC	13,531	387,528
Allogene Therapeutics, Inc.(b)	7,422	57,298
Allovir, Inc.(b)	3,368	19,467
Alpine Immune Sciences, Inc.	2,344	19,690
ALX Oncology Holdings, Inc.(b)	1,738	16,163
Amicus Therapeutics, Inc.	22,865	298,160
AnaptysBio, Inc.	1,593	39,650
Anavex Life Sciences Corp.(b)	5,929	64,448
Anika Therapeutics, Inc.	1,127	34,948
Apellis Pharmaceuticals, Inc.	8,100	427,113
Arbutus Biopharma Corp.	9,788	29,462
Arcellx, Inc.	2,444	81,654
Arcturus Therapeutics Holdings, Inc.(b)	1,933	40,844
Arcus Biosciences, Inc.	4,485	97,011
Arcutis Biotherapeutics, Inc.(b)	3,752	62,171
Arrowhead Pharmaceuticals, Inc.	8,916	311,971
Atara Biotherapeutics, Inc.	7,980	40,459
Aura Biosciences, Inc.	1,526	15,886
Aurinia Pharmaceuticals, Inc.	11,272	102,012
Avid Bioservices, Inc.	5,201	82,332
Avidity Biosciences, Inc.(b)	4,940	117,078
Beam Therapeutics, Inc.	5,482	238,193
BioCryst Pharmaceuticals, Inc.	15,967	168,452
Biohaven Ltd.	4,929	94,095
Bioxcel Therapeutics, Inc.(b)	1,512	43,122
Bluebird Bio, Inc.	7,547	47,923
Blueprint Medicines Corp.	5,168	241,552
Bridgebio Pharma, Inc.(b)	9,569	88,800
C4 Therapeutics, Inc.	3,118	24,289
CareDx, Inc.	4,326	64,630
Caribou Biosciences, Inc.(b)	5,166	37,247
Catalyst Pharmaceuticals, Inc.	8,241	127,653
Celldex Therapeutics, Inc.	3,899	171,790
Celularity, Inc.	4,295	3,608
Century Therapeutics, Inc.	2,020	9,231
Cerevel Therapeutics Holdings, Inc.(b)	4,729	161,495
Chimerix, Inc.	6,928	12,263
Chinook Therapeutics, Inc.	4,159	105,098
Cogent Biosciences, Inc.	5,527	83,237
Coherus Biosciences, Inc.	6,048	51,287
Crinetics Pharmaceuticals, Inc.	4,702	92,206
CTI BioPharma Corp.	8,241	45,573
Cullinan Oncology, Inc.	2,395	27,878
Cytokinetics, Inc.	7,081	300,801
Day One Biopharmaceuticals, Inc.	2,551	55,535
Deciphera Pharmaceuticals, Inc.	3,898	66,305
Denali Therapeutics, Inc.	9,165	277,425
Design Therapeutics, Inc.	2,956	23,205

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Dynavax Technologies Corp.(b)	10,184	$115,894
Dyne Therapeutics, Inc.	2,930	42,778
Eagle Pharmaceuticals, Inc.(b)	625	21,213
Editas Medicine, Inc.(b)	6,346	62,762
Eiger BioPharmaceuticals, Inc.	3,994	7,589
Emergent BioSolutions, Inc.	4,170	55,002
Enanta Pharmaceuticals, Inc.	1,765	94,216
EQRx, Inc.	17,305	42,397
Erasca, Inc.	5,011	20,044
Exact Sciences Corp.(b)	15,022	1,014,285
Exelixis, Inc.	27,498	484,515
Fate Therapeutics, Inc.	7,272	43,341
FibroGen, Inc.	7,626	179,974
Foghorn Therapeutics, Inc.	1,197	10,294
Generation Bio Co.	3,492	20,603
Geron Corp.	30,683	101,254
Gossamer Bio, Inc.	5,376	14,193
GreenLight Biosciences Holdings PBC	4,845	5,281
Halozyme Therapeutics, Inc.	11,174	578,478
Heron Therapeutics, Inc.	7,502	20,330
HilleVax, Inc.	1,153	19,716
Humacyte, Inc.	5,597	14,720
Icosavax, Inc.	1,924	20,298
Ideaya Biosciences, Inc.	4,211	71,713
IGM Biosciences, Inc.	1,078	24,503
ImmunityBio, Inc.(b)	8,039	30,548
ImmunoGen, Inc.	19,394	89,212
Immunovant, Inc.	3,950	70,191
Inhibrx, Inc.(b)	2,663	66,575
Inovio Pharmaceuticals, Inc.(b)	24,074	39,963
Insmed, Inc.	11,380	245,011
Instil Bio, Inc.	6,855	5,579
Intellia Therapeutics, Inc.	7,131	302,640
Intercept Pharmaceuticals, Inc.	1,905	34,785
Invivyd, Inc.	4,704	10,725
Ionis Pharmaceuticals, Inc.	12,282	489,683
Iovance Biotherapeutics, Inc.	12,795	101,848
Ironwood Pharmaceuticals, Inc.	11,216	129,208
iTeos Therapeutics, Inc.	2,302	48,112
IVERIC bio, Inc.(b)	11,189	258,466
Janux Therapeutics, Inc.	1,375	30,539
Jounce Therapeutics, Inc.	2,105	2,463
KalVista Pharmaceuticals, Inc.	2,079	16,549
Karuna Therapeutics, Inc.	2,591	516,619
Karyopharm Therapeutics, Inc.	7,351	24,258
Keros Therapeutics, Inc.	1,536	89,964
Kezar Life Sciences, Inc.	4,775	34,237
Kiniksa Pharmaceuticals Ltd., Class A	3,183	46,026
Kinnate Biopharma, Inc.	2,089	15,730
Kodiak Sciences, Inc.(b)	2,614	21,121
Kronos Bio, Inc.	2,977	7,145
Krystal Biotech, Inc.	1,772	147,289
Kura Oncology, Inc.	5,497	75,969
Kymera Therapeutics, Inc.(b)	3,185	119,055
Lexicon Pharmaceuticals, Inc.	8,558	19,170
Lyell Immunopharma, Inc.	14,969	48,949
MacroGenics, Inc.	4,926	28,423
Madrigal Pharmaceuticals, Inc.	1,105	318,516
MannKind Corp.	21,235	116,155
MeiraGTx Holdings PLC	2,394	20,014
Mersana Therapeutics, Inc.	7,892	51,929
MiMedx Group, Inc.(b)	8,604	33,297
Mirati Therapeutics, Inc.(b)	3,808	203,385

Security	Shares	Value

Biotechnology (continued)
Mirum Pharmaceuticals, Inc.	1,614	$37,897
Monte Rosa Therapeutics, Inc.	2,258	16,709
Morphic Holding, Inc.	2,184	71,482
Myriad Genetics, Inc.	6,773	133,564
Natera, Inc.	8,457	363,059
Neurocrine Biosciences, Inc.	8,149	903,969
Nkarta, Inc.	3,182	16,960
Novavax, Inc.(b)	7,070	77,134
Nurix Therapeutics, Inc.(b)	3,690	45,350
Nuvalent, Inc., Class A	1,593	48,188
Ocugen, Inc.(b)	18,847	23,936
Organogenesis Holdings, Inc.	5,244	13,425
Outlook Therapeutics, Inc.(b)	12,799	14,719
Pardes Biosciences, Inc.	3,806	7,878
PepGen, Inc.	1,425	22,259
PMV Pharmaceuticals, Inc.(b)	2,238	18,352
Point Biopharma Global, Inc.	6,516	52,128
Praxis Precision Medicines, Inc.	2,486	12,380
Precigen, Inc.	6,179	10,010
Prime Medicine, Inc.	827	14,539
Prometheus Biosciences, Inc.	2,920	331,887
Protagonist Therapeutics, Inc.	3,564	47,366
Prothena Corp. PLC	3,246	183,561
PTC Therapeutics, Inc.(b)	6,032	276,808
Rallybio Corp.	1,911	13,262
RAPT Therapeutics, Inc.	2,328	67,628
Recursion Pharmaceuticals, Inc., Class A	11,638	96,945
REGENXBIO, Inc.	3,492	81,049
Relay Therapeutics, Inc.	7,463	160,156
Replimune Group, Inc.	3,337	92,935
Revolution Medicines, Inc.	6,353	169,879
Rigel Pharmaceuticals, Inc.	11,686	19,165
Rocket Pharmaceuticals, Inc.	4,854	105,477
Sage Therapeutics, Inc.	4,424	196,160
Sana Biotechnology, Inc.(b)	6,989	31,870
Sangamo Therapeutics, Inc.	9,836	34,328
Sarepta Therapeutics, Inc.	7,119	889,661
Seres Therapeutics, Inc.	5,442	29,768
Sorrento Therapeutics, Inc.(b)	33,923	32,515
SpringWorks Therapeutics, Inc.(b)	2,948	92,567
Stoke Therapeutics, Inc.(b)	1,805	17,978
Sutro Biopharma, Inc.	3,932	28,468
Syndax Pharmaceuticals, Inc.	4,391	126,022
Talaris Therapeutics, Inc.	1,652	2,412
Tango Therapeutics, Inc.	3,485	23,001
Tenaya Therapeutics, Inc.	2,293	7,842
TG Therapeutics, Inc.(b)	11,834	180,232
Travere Therapeutics, Inc.	5,186	116,166
Twist Bioscience Corp.	4,826	138,458
Tyra Biosciences, Inc.(b)	1,014	10,769
Ultragenyx Pharmaceutical, Inc.	5,625	254,981
United Therapeutics Corp.	3,828	1,007,415
Vanda Pharmaceuticals, Inc.	4,585	35,213
Vaxart, Inc.	10,049	10,853
Vaxcyte, Inc.	5,991	271,692
VBI Vaccines, Inc.	12,192	7,096
Vera Therapeutics, Inc.	1,165	9,879
Veracyte, Inc.	6,169	155,027
Vericel Corp.	4,009	110,127
Verve Therapeutics, Inc.(b)	3,874	88,133
Vir Biotechnology, Inc.	6,063	179,162
Viridian Therapeutics, Inc.	3,395	123,985
VistaGen Therapeutics, Inc.	12,322	3,189

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Xencor, Inc.(b)	4,840	$159,333
Y-mAbs Therapeutics, Inc.	2,861	12,846
Zentalis Pharmaceuticals, Inc.	3,933	92,819

		20,959,144

Building Products — 2.2%
A O Smith Corp.(b)	10,793	730,686
AAON, Inc.	3,788	289,100
Advanced Drainage Systems, Inc.	5,602	564,906
Allegion PLC	7,516	883,506
American Woodmark Corp.(a)	1,380	79,060
Apogee Enterprises, Inc.	1,860	87,122
Armstrong World Industries, Inc.	3,860	298,803
AZEK Co., Inc.(a)(b)	9,391	226,605
AZZ, Inc.	2,075	88,146
Builders FirstSource, Inc.(a)(b)	12,478	994,497
Caesarstone Ltd.	1,412	8,811
Carlisle Cos., Inc.	4,414	1,107,296
CSW Industrials, Inc.	1,230	166,308
Fortune Brands Innovations, Inc.	11,134	718,254
Gibraltar Industries, Inc.(a)(b)	2,823	151,228
Griffon Corp.	4,023	164,460
Hayward Holdings, Inc.(a)(b)	5,701	76,906
Insteel Industries, Inc.	1,559	46,754
Janus International Group, Inc.(a)	6,831	75,141
JELD-WEN Holding, Inc.(a)	7,098	89,790
Lennox International, Inc.	2,743	714,881
Masonite International Corp.(a)	1,928	175,872
Masterbrand, Inc.	11,364	104,549
Owens Corning	8,027	775,810
PGT Innovations, Inc.(a)	4,849	105,223
Quanex Building Products Corp.	2,875	74,434
Resideo Technologies, Inc.(a)	12,550	241,337
Simpson Manufacturing Co., Inc.	3,676	393,736
Trex Co., Inc.(a)	9,547	503,318
UFP Industries, Inc.	5,179	484,495
View, Inc.(a)(b)	10,618	8,707
Zurn Elkay Water Solutions Corp.	10,260	224,284

		10,654,025

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	3,224	556,914
Artisan Partners Asset Management, Inc., Class A	5,209	191,795
AssetMark Financial Holdings, Inc.(a)	1,706	45,277
Associated Capital Group, Inc., Class A	121	4,604
Avantax, Inc.(a)	3,894	113,471
B. Riley Financial, Inc.	1,838	78,538
Bakkt Holdings, Inc.(a)(b)	8,801	13,818
BGC Partners, Inc., Class A	27,707	120,525
Brightsphere Investment Group, Inc.	2,752	64,534
Carlyle Group, Inc.	17,925	644,762
Cboe Global Markets, Inc.	9,086	1,116,488
Cohen & Steers, Inc.	2,243	164,793
Cowen, Inc., Class A	2,157	83,864
Diamond Hill Investment Group, Inc.	260	48,992
Donnelley Financial Solutions, Inc.(a)(b)	2,019	92,087
Evercore, Inc., Class A	3,074	399,036
FactSet Research Systems, Inc.	3,258	1,377,939
Federated Hermes, Inc.	7,536	296,165
Focus Financial Partners, Inc., Class A(a)(b)	4,949	223,447
GCM Grosvenor, Inc., Class A	2,788	24,980
Hamilton Lane, Inc., Class A	3,085	240,198
Houlihan Lokey, Inc.	4,350	430,955

Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	32,386	$599,465
Janus Henderson Group PLC	12,007	311,221
Jefferies Financial Group, Inc.	17,391	683,119
Lazard Ltd., Class A	7,402	296,672
LPL Financial Holdings, Inc.	6,832	1,620,004
MarketAxess Holdings, Inc.	3,190	1,160,682
Moelis & Co., Class A	5,617	262,595
Morningstar, Inc.	2,157	523,892
Open Lending Corp., Class A(a)	9,718	85,227
Oppenheimer Holdings, Inc., Class A	680	32,375
Perella Weinberg Partners	3,120	31,980
Piper Sandler Cos	1,474	209,455
PJT Partners, Inc., Class A	2,069	165,582
Robinhood Markets, Inc., Class A(a)(b)	48,993	510,017
Sculptor Capital Management, Inc.	2,155	20,020
SEI Investments Co.	8,931	557,562
Silvercrest Asset Management Group, Inc., Class A	1,124	21,244
StepStone Group, Inc., Class A	4,557	133,019
Stifel Financial Corp.	8,765	590,849
StoneX Group, Inc.(a)	1,446	127,074
Value Line, Inc.	72	3,723
Victory Capital Holdings, Inc., Class A	1,411	41,822
Virtu Financial, Inc., Class A	7,974	153,978
Virtus Investment Partners, Inc.	596	128,068
WisdomTree, Inc.	11,166	64,316

		14,667,143

Chemicals — 2.0%
AdvanSix, Inc.	2,242	96,944
American Vanguard Corp.	2,566	57,966
Amyris, Inc.(a)(b)	17,937	28,520
Ashland, Inc.	4,326	472,702
Aspen Aerogels, Inc.(a)	2,620	27,510
Avient Corp.	7,898	320,027
Axalta Coating Systems Ltd.(a)(b)	18,531	557,783
Balchem Corp.	2,652	346,431
Cabot Corp.	4,637	349,305
Chase Corp.	662	62,480
Chemours Co.	12,997	472,961
Danimer Scientific, Inc.(a)	6,876	15,677
Diversey Holdings Ltd.(a)	6,649	40,359
Ecovyst, Inc.(a)	6,706	70,346
Element Solutions, Inc.	18,879	386,642
FutureFuel Corp.	3,064	28,403
Ginkgo Bioworks Holdings, Inc.(a)(b)	75,476	147,178
Hawkins, Inc.	1,729	67,431
HB Fuller Co.	4,602	317,998
Huntsman Corp.	15,777	499,973
Ingevity Corp.(a)	3,105	255,976
Innospec, Inc.	2,150	242,993
Intrepid Potash, Inc.(a)	1,016	33,254
Koppers Holdings, Inc.	1,889	65,378
Kronos Worldwide, Inc.	1,507	17,557
Livent Corp.(a)(b)	14,181	367,571
LSB Industries, Inc.(a)	6,395	81,280
Mativ Holdings, Inc.	4,673	128,788
Minerals Technologies, Inc.	2,722	189,043
NewMarket Corp.	517	178,112
Olin Corp.	10,889	703,320
Origin Materials, Inc.(a)	9,174	55,503
Orion Engineered Carbons SA	5,146	108,169
Perimeter Solutions SA(a)	10,531	97,938
PureCycle Technologies, Inc.(a)	8,812	73,845

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Quaker Chemical Corp.	1,131	$222,660
Rayonier Advanced Materials, Inc.(a)	5,389	37,346
RPM International, Inc.	10,765	967,881
Scotts Miracle-Gro Co.	3,549	256,202
Sensient Technologies Corp.	3,682	278,691
Stepan Co.	1,836	201,666
Trinseo PLC	2,993	83,056
Tronox Holdings PLC, Class A	9,585	164,383
Valhi, Inc.	183	4,727
Valvoline, Inc.	14,970	548,800

		9,730,775

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	5,634	264,291
ACCO Brands Corp.	7,945	50,451
ACV Auctions, Inc., Class A(a)(b)	10,082	98,804
Aris Water Solution, Inc., Class A	1,830	28,347
Brady Corp., Class A	4,019	214,896
BrightView Holdings, Inc.(a)	3,342	26,569
Brink’s Co.	3,803	249,477
Casella Waste Systems, Inc., Class A(a)	4,325	346,519
Cimpress PLC(a)	1,333	43,576
Clean Harbors, Inc.(a)	4,419	575,796
CoreCivic, Inc.(a)	10,544	112,188
Deluxe Corp.	4,027	80,500
Driven Brands Holdings, Inc.(a)(b)	5,261	153,568
Ennis, Inc.	1,912	40,611
GEO Group, Inc.(a)	7,298	83,927
Harsco Corp.(a)	6,957	55,238
Healthcare Services Group, Inc.	6,388	86,046
Heritage-Crystal Clean, Inc.(a)	1,231	45,793
HNI Corp.	3,397	107,923
IAA, Inc.(a)	11,294	471,299
Interface, Inc.	4,863	55,341
KAR Auction Services, Inc.(a)	9,801	142,702
Kimball International, Inc., Class B	4,124	30,518
Li-Cycle Holdings Corp.(a)(b)	11,653	63,392
Liquidity Services, Inc.(a)	1,902	28,511
Matthews International Corp., Class A	2,571	95,230
MillerKnoll, Inc.	6,188	147,769
Montrose Environmental Group, Inc.(a)(b)	2,323	125,814
MSA Safety, Inc.	3,209	437,675
NL Industries, Inc.	244	1,723
Pitney Bowes, Inc.	8,032	34,618
Quad/Graphics, Inc.(a)	4,544	20,039
SP Plus Corp.(a)	1,641	61,882
Steelcase, Inc., Class A	7,050	54,990
Stericycle, Inc.(a)	7,760	417,565
Tetra Tech, Inc.	4,443	690,975
UniFirst Corp.	1,307	259,361
Viad Corp.(a)	1,714	50,649
VSE Corp.	852	46,775

		5,901,348

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	6,850	129,259
Aviat Networks, Inc.(a)	439	14,202
Calix, Inc.(a)	4,999	263,147
Cambium Networks Corp.(a)	986	21,130
Casa Systems, Inc.(a)	2,392	8,181
Ciena Corp.(a)	12,711	661,226
Clearfield, Inc.(a)	1,019	72,818
CommScope Holding Co., Inc.(a)	18,023	151,393

Security	Shares	Value

Communications Equipment (continued)
Comtech Telecommunications Corp.	2,159	$34,242
Digi International, Inc.(a)	3,036	103,194
DZS, Inc.(a)	1,296	16,459
Extreme Networks, Inc.(a)	10,781	194,381
F5, Inc.(a)	5,119	755,872
Harmonic, Inc.(a)	7,919	104,293
Infinera Corp.(a)(b)	16,583	121,388
Inseego Corp.(a)	7,546	8,753
Juniper Networks, Inc.	27,357	883,631
Lumentum Holdings, Inc.(a)	5,732	344,952
NETGEAR, Inc.(a)	2,697	53,859
NetScout Systems, Inc.(a)	6,049	194,173
Ondas Holdings, Inc.(a)(b)	3,241	6,450
Ribbon Communications, Inc.(a)	4,753	16,683
Viasat, Inc.(a)(b)	6,260	215,657
Viavi Solutions, Inc.(a)	19,908	224,960

		4,600,303

Construction & Engineering — 1.7%
AECOM	11,335	989,205
Ameresco, Inc., Class A(a)(b)	2,755	177,615
API Group Corp.(a)	17,126	380,882
Arcosa, Inc.	4,177	247,571
Argan, Inc.	1,277	49,790
Comfort Systems USA, Inc.	2,950	357,068
Concrete Pumping Holdings, Inc.(a)	1,782	14,505
Construction Partners, Inc., Class A(a)	3,499	98,987
Dycom Industries, Inc.(a)	2,526	240,905
EMCOR Group, Inc.	3,949	585,439
Fluor Corp.(a)	11,946	439,015
Granite Construction, Inc.	3,830	163,081
Great Lakes Dredge & Dock Corp.(a)	4,995	34,366
IES Holdings, Inc.(a)	549	21,856
MasTec, Inc.(a)	5,294	520,030
MDU Resources Group, Inc.	17,102	528,623
MYR Group, Inc.(a)	1,360	134,722
Northwest Pipe Co.(a)	1,028	38,447
Primoris Services Corp.	4,355	115,843
Quanta Services, Inc.	12,212	1,858,544
Sterling Infrastructure, Inc.(a)	2,447	89,046
Tutor Perini Corp.(a)	3,489	31,994
Valmont Industries, Inc.	1,768	582,963
WillScot Mobile Mini Holdings Corp.(a)	17,436	844,949

		8,545,446

Construction Materials — 0.2%
Eagle Materials, Inc.	3,069	448,319
Summit Materials, Inc., Class A(a)	10,496	344,899
U.S. Lime & Minerals, Inc.	137	20,797

		814,015

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	357	11,603
Bread Financial Holdings, Inc.	3,807	156,201
Consumer Portfolio Services, Inc.(a)(b)	100	1,005
Credit Acceptance Corp.(a)(b)	585	270,644
Curo Group Holdings Corp.	1,527	6,169
Encore Capital Group, Inc.(a)	2,138	119,129
Enova International, Inc.(a)	2,673	122,023
Ezcorp, Inc., Class A(a)	4,902	44,657
FirstCash Holdings, Inc.	3,193	294,331
Green Dot Corp., Class A(a)	3,218	58,181
LendingClub Corp.(a)	8,658	83,896
LendingTree, Inc.(a)	1,057	41,921

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Moneylion, Inc.(a)	13,990	$11,012
Navient Corp.	9,195	174,429
Nelnet, Inc., Class A	1,174	112,105
NerdWallet, Inc., Class A(a)	2,259	26,408
OneMain Holdings, Inc.	9,717	419,191
Oportun Financial Corp.(a)	3,592	25,180
PRA Group, Inc.(a)	3,564	143,415
PROG Holdings, Inc.(a)	4,450	99,191
Regional Management Corp.	751	25,902
SLM Corp.	21,137	371,377
SoFi Technologies, Inc.(a)(b)	69,527	481,822
Upstart Holdings, Inc.(a)(b)	6,309	117,852
World Acceptance Corp.(a)	315	30,152

		3,247,796

Containers & Packaging — 1.6%
AptarGroup, Inc.	5,666	655,216
Ardagh Group SA(a)	1,258	13,247
Ardagh Metal Packaging SA	12,398	69,677
Avery Dennison Corp.	6,969	1,320,207
Berry Global Group, Inc.	10,754	663,844
Crown Holdings, Inc.	9,896	872,431
Cryptyde, Inc.(a)(b)	1,633	352
Graphic Packaging Holding Co.	26,535	639,228
Greif, Inc., Class A	2,264	161,718
Greif, Inc., Class B	451	37,162
Myers Industries, Inc.	3,021	72,746
O-I Glass, Inc.(a)	13,455	259,009
Packaging Corp. of America	7,825	1,116,628
Pactiv Evergreen, Inc.	3,408	39,226
Ranpak Holdings Corp.(a)	3,933	30,127
Sealed Air Corp.	12,568	688,224
Silgan Holdings, Inc.	7,405	399,055
Sonoco Products Co.	8,482	518,335
TriMas Corp.	3,471	106,872

		7,663,304

Distributors — 0.3%
Funko, Inc., Class A(a)(b)	3,070	37,147
Pool Corp.	3,261	1,257,474
Weyco Group, Inc.	661	17,993

		1,312,614

Diversified Consumer Services — 0.9%
2U, Inc.(a)	6,437	55,551
ADT, Inc.(b)	18,066	158,800
Adtalem Global Education, Inc.(a)	3,897	148,788
American Public Education, Inc.(a)	1,318	15,961
Beachbody Co., Inc.(a)	14,923	9,270
Bright Horizons Family Solutions, Inc.(a)	5,025	385,820
Carriage Services, Inc.	1,293	41,919
Chegg, Inc.(a)	10,781	223,814
Coursera, Inc.(a)	9,872	157,458
Duolingo, Inc.(a)	2,025	193,367
European Wax Center, Inc., Class A	2,117	39,884
Frontdoor, Inc.(a)	7,073	192,244
Graham Holdings Co., Class B	292	190,767
Grand Canyon Education, Inc.(a)	2,687	313,197
H&R Block, Inc.(b)	13,091	510,287
Laureate Education, Inc., Class A	11,541	126,720
Mister Car Wash, Inc.(a)(b)	6,992	71,808
Nerdy, Inc.(a)	6,580	18,687
OneSpaWorld Holdings Ltd.(a)	5,435	57,122

Security	Shares	Value

Diversified Consumer Services (continued)
Perdoceo Education Corp.(a)	5,160	$77,245
Rover Group, Inc.(a)(b)	7,950	32,516
Service Corp. International	12,785	948,008
Strategic Education, Inc.	1,944	181,472
Stride, Inc.(a)	3,551	152,444
Udemy, Inc.(a)	6,265	78,563
Universal Technical Institute, Inc.(a)	2,735	20,731
Vivint Smart Home, Inc.(a)(b)	8,218	98,452
WW International, Inc.(a)	4,188	20,814

		4,521,709

Diversified Financial Services — 0.3%
Alerus Financial Corp.	1,396	28,730
A-Mark Precious Metals, Inc.	1,576	60,676
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	41,576
Cannae Holdings, Inc.(a)	6,186	151,186
Compass Diversified Holdings	5,535	123,541
Jackson Financial, Inc., Class A	6,233	274,501
Voya Financial, Inc.	8,401	586,138

		1,266,348

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,497	53,997
ATN International, Inc.	895	43,748
Bandwidth, Inc., Class A(a)	1,830	45,530
Charge Enterprises, Inc.(a)(b)	8,933	11,970
Cogent Communications Holdings, Inc.	3,508	240,544
Consolidated Communications Holdings, Inc.(a)	6,031	26,235
EchoStar Corp., Class A(a)(b)	2,906	54,371
Frontier Communications Parent, Inc.(a)(b)	21,180	627,140
Globalstar, Inc.(a)(b)	59,742	84,236
IDT Corp., Class B(a)	1,116	32,799
Iridium Communications, Inc.(a)	10,707	640,707
Liberty Latin America Ltd., Class A(a)	2,323	22,858
Liberty Latin America Ltd., Class C(a)	13,103	129,065
Ooma, Inc.(a)(b)	1,841	26,455
Radius Global Infrastructure, Inc., Class A(a)(b)	6,362	85,696

		2,125,351

Electric Utilities — 0.9%
ALLETE, Inc.	4,986	308,434
Hawaiian Electric Industries, Inc.	9,620	406,637
IDACORP, Inc.	4,486	474,664
MGE Energy, Inc.	3,173	231,978
NRG Energy, Inc.	19,816	678,104
OGE Energy Corp.	17,299	680,197
Otter Tail Corp.	3,585	229,978
Pinnacle West Capital Corp.	9,747	726,639
PNM Resources, Inc.	7,188	355,662
Portland General Electric Co.	7,514	357,516
Via Renewables, Inc.	861	5,777

		4,455,586

Electrical Equipment — 1.7%
Acuity Brands, Inc.	2,780	524,086
Allied Motion Technologies, Inc.	939	38,161
Array Technologies, Inc.(a)	13,091	291,013
Atkore, Inc.(a)	3,566	464,471
Babcock & Wilcox Enterprises, Inc.(a)	4,750	31,540
Blink Charging Co.(a)(b)	2,704	36,801
Bloom Energy Corp., Class A(a)(b)	15,201	378,961
ChargePoint Holdings, Inc.(a)(b)	21,849	265,247
Encore Wire Corp.(b)	1,509	243,598

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Energy Vault Holdings, Inc.(a)(b)	5,351	$22,688
EnerSys	3,396	281,936
Enovix Corp.(a)(b)	10,222	81,163
ESS Tech, Inc.(a)(b)	7,607	16,811
Fluence Energy, Inc.(a)(b)	3,174	76,620
FTC Solar, Inc.(a)	3,585	9,859
FuelCell Energy, Inc.(a)(b)	33,313	121,926
GrafTech International Ltd.	16,687	109,133
Heliogen, Inc.(a)	5,950	3,794
Hubbell, Inc.	4,593	1,051,384
NuScale Power Corp.(a)(b)	3,190	34,005
nVent Electric PLC	14,386	571,843
Plug Power, Inc.(a)(b)	44,720	761,134
Powell Industries, Inc.	739	29,338
Preformed Line Products Co.	205	18,108
Regal Rexnord Corp.	5,692	792,326
Sensata Technologies Holding PLC	13,051	663,643
Shoals Technologies Group, Inc., Class A(a)	11,789	328,795
Stem, Inc.(a)	12,417	122,432
SunPower Corp.(a)(b)	7,154	124,694
Sunrun, Inc.(a)(b)	17,934	471,306
Thermon Group Holdings, Inc.(a)	2,616	60,482
TPI Composites, Inc.(a)	3,419	44,618
Vertiv Holdings Co.	25,507	362,710
Vicor Corp.(a)(b)	1,869	129,765

		8,564,391

Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(a)(b)	1,646	15,341
Advanced Energy Industries, Inc.	3,232	299,736
Aeva Technologies, Inc.(a)	8,010	13,537
Akoustis Technologies, Inc.(a)	3,037	11,207
Arlo Technologies, Inc.(a)	6,797	25,489
Arrow Electronics, Inc.(a)	5,273	619,525
Avnet, Inc.	7,852	360,250
Badger Meter, Inc.	2,530	293,227
Belden, Inc.	3,538	286,896
Benchmark Electronics, Inc.	2,943	82,375
Cepton, Inc.(a)	3,271	3,958
Cognex Corp.	14,930	817,268
Coherent Corp.(a)(b)	9,991	433,609
CTS Corp.	2,846	126,675
ePlus, Inc.(a)	2,310	114,992
Evolv Technologies Holdings, Inc.(a)	7,399	22,641
Fabrinet(a)	3,085	406,171
FARO Technologies, Inc.(a)	1,527	41,962
Focus Universal, Inc.(a)	1,510	8,758
Identiv, Inc.(a)	1,707	14,885
Insight Enterprises, Inc.(a)(b)	2,760	311,107
IPG Photonics Corp.(a)	2,815	315,561
Itron, Inc.(a)	3,996	229,650
Jabil, Inc.	11,265	885,767
Kimball Electronics, Inc.(a)	2,023	51,627
Knowles Corp.(a)	7,884	151,609
Lightwave Logic, Inc.(a)(b)	9,450	59,440
Littelfuse, Inc.	2,097	538,279
Methode Electronics, Inc.	3,134	149,617
MicroVision, Inc.(a)(b)	15,033	37,733
Mirion Technologies, Inc.(a)	11,702	93,031
Napco Security Technologies, Inc.(a)	2,470	71,556
National Instruments Corp.	11,252	607,608
nLight, Inc.(a)	3,492	43,301

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(a)	2,973	$480,050
OSI Systems, Inc.(a)	1,393	131,931
Ouster, Inc.(a)	11,813	16,893
PAR Technology Corp.(a)(b)	2,396	81,440
PC Connection, Inc.	922	45,206
Plexus Corp.(a)	2,238	214,826
Rogers Corp.(a)	1,626	226,973
Sanmina Corp.(a)	4,949	301,543
ScanSource, Inc.(a)	2,054	67,638
SmartRent, Inc.(a)(b)	10,416	30,415
TD SYNNEX Corp.	3,706	378,568
TTM Technologies, Inc.(a)	8,814	138,556
Velodyne Lidar, Inc.(a)	21,965	25,699
Vishay Intertechnology, Inc.	10,659	243,984
Vishay Precision Group, Inc.(a)	917	39,596
Vontier Corp.	13,140	302,614

		10,270,320

Energy Equipment & Services — 1.1%
Archrock, Inc.	11,245	111,438
Borr Drilling Ltd.(a)	16,882	100,448
Bristow Group, Inc.(a)	2,083	63,615
Cactus, Inc., Class A	4,898	265,031
ChampionX Corp.	17,219	568,571
Diamond Offshore Drilling, Inc.(a)	8,354	95,737
DMC Global, Inc.(a)	1,549	35,224
Dril-Quip, Inc.(a)	2,742	84,207
Expro Group Holdings NV(a)(b)	6,671	126,015
Helix Energy Solutions Group, Inc.(a)	12,441	98,657
Helmerich & Payne, Inc.	8,585	415,857
Liberty Energy, Inc., Class A	11,662	184,609
Nabors Industries Ltd.(a)	774	137,416
National Energy Services Reunited Corp.(a)	3,327	25,152
Newpark Resources, Inc.(a)	7,114	32,298
NexTier Oilfield Solutions, Inc.(a)	15,531	146,302
Noble Corp. PLC(a)	7,212	293,456
NOV, Inc.	33,936	829,396
Oceaneering International, Inc.(a)	8,602	183,653
Oil States International, Inc.(a)	5,105	43,699
Patterson-UTI Energy, Inc.	18,399	309,103
ProFrac Holding Corp., Class A(a)	2,052	46,170
ProPetro Holding Corp.(a)	8,069	80,287
RPC, Inc.	6,238	61,881
Select Energy Services, Inc., Class A	5,525	48,510
Solaris Oilfield Infrastructure, Inc., Class A	3,187	33,750
TETRA Technologies, Inc.(a)	10,502	41,588
Tidewater, Inc.(a)(b)	3,812	165,441
U.S. Silica Holdings, Inc.(a)	6,759	82,730
Valaris Ltd.(a)	5,263	382,304
Weatherford International PLC(a)	6,125	348,390

		5,440,935

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	44,706	239,177
Cinemark Holdings, Inc.(a)	9,494	113,358
IMAX Corp.(a)	3,856	65,552
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	890	31,266
Liberty Media Corp.-Liberty Braves, Class C(a)	3,287	113,993
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,222	141,497
Liberty Media Corp.-Liberty Formula One, Class C(a)	16,910	1,197,228
Lions Gate Entertainment Corp., Class A(a)	2,891	23,041
Lions Gate Entertainment Corp., Class B(a)	12,858	97,978
Madison Square Garden Entertainment Corp.(a)(b)	2,294	119,953

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Madison Square Garden Sports Corp.	1,683	$306,037
Marcus Corp.	1,514	22,922
Playstudios, Inc.(a)(b)	6,414	29,633
Playtika Holding Corp.(a)	7,769	81,497
Reservoir Media, Inc.(a)	1,932	13,601
Skillz, Inc.(a)	23,506	18,791
Vivid Seats, Inc., Class A(a)(b)	2,502	21,292
World Wrestling Entertainment, Inc., Class A	3,732	315,802

		2,952,618

Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	7,051	109,502
Agree Realty Corp.	7,296	544,500
Alexander & Baldwin, Inc.	6,421	128,548
Alexander’s, Inc.	191	45,320
American Assets Trust, Inc.	3,989	113,527
American Homes 4 Rent, Class A	26,000	891,540
Americold Realty Trust, Inc.	23,048	723,938
Apartment Income REIT Corp.	12,617	482,726
Apartment Investment & Management Co., Class A	13,716	103,007
Apple Hospitality REIT, Inc.	17,690	313,644
Armada Hoffler Properties, Inc.	6,122	77,627
Ashford Hospitality Trust, Inc.(a)(b)	3,237	22,303
Bluerock Homes Trust, Inc.(a)	288	6,224
Braemar Hotels & Resorts, Inc.	5,143	27,258
Brandywine Realty Trust	13,623	89,367
Brixmor Property Group, Inc.	25,708	604,909
Broadstone Net Lease, Inc.	14,321	259,353
BRT Apartments Corp.	862	18,059
Camden Property Trust	8,976	1,105,933
CareTrust REIT, Inc.	8,347	172,950
CBL & Associates Properties, Inc.	2,282	60,815
Centerspace	1,383	93,518
Chatham Lodging Trust	4,196	59,625
City Office REIT, Inc.	3,573	35,158
Clipper Realty, Inc.	722	5,083
Community Healthcare Trust, Inc.	2,048	87,818
Corporate Office Properties Trust	9,798	275,030
Cousins Properties, Inc.	12,669	347,384
CTO Realty Growth, Inc.	1,245	24,452
CubeSmart	18,859	863,554
DiamondRock Hospitality Co.	18,011	173,446
Diversified Healthcare Trust	21,017	16,633
Douglas Emmett, Inc.	14,995	251,166
Easterly Government Properties, Inc.	7,513	122,011
EastGroup Properties, Inc.	3,546	596,615
Elme Communities	7,345	141,024
Empire State Realty Trust, Inc., Class A	10,844	90,439
EPR Properties	6,493	275,823
Equity Commonwealth	8,908	227,332
Equity LifeStyle Properties, Inc.	15,281	1,096,870
Essential Properties Realty Trust, Inc.	11,552	294,345
Farmland Partners, Inc.	4,302	55,410
Federal Realty Investment Trust	6,933	773,238
First Industrial Realty Trust, Inc.	11,367	606,429
Four Corners Property Trust, Inc.	6,882	197,926
Franklin Street Properties Corp.	8,203	25,265
Gaming & Leisure Properties, Inc.	20,948	1,121,975
Getty Realty Corp.	2,920	106,376
Gladstone Commercial Corp.	3,405	57,851
Gladstone Land Corp.	3,048	59,558
Global Medical REIT, Inc.	5,068	56,914

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc.	9,163	$136,987
Healthcare Realty Trust, Inc.	32,041	689,843
Hersha Hospitality Trust, Class A	2,133	19,624
Highwoods Properties, Inc.	9,206	279,586
Host Hotels & Resorts, Inc.	60,816	1,146,382
Hudson Pacific Properties, Inc.	12,119	138,035
Independence Realty Trust, Inc.	19,068	359,050
Indus Realty Trust, Inc.	460	29,486
Industrial Logistics Properties Trust	5,163	22,769
Innovative Industrial Properties, Inc.	2,417	216,998
InvenTrust Properties Corp.	6,004	149,319
Iron Mountain, Inc.	24,756	1,351,182
iStar, Inc.	5,517	51,198
JBG SMITH Properties	8,851	178,259
Kilroy Realty Corp.	10,156	416,802
Kimco Realty Corp.	51,977	1,167,403
Kite Realty Group Trust	18,774	407,396
Lamar Advertising Co., Class A	7,430	791,592
Life Storage, Inc.	7,241	782,318
LTC Properties, Inc.	3,428	130,778
LXP Industrial Trust	23,105	266,863
Macerich Co.	18,623	255,880
Medical Properties Trust, Inc.	51,228	663,403
National Health Investors, Inc.	3,735	219,730
National Retail Properties, Inc.	15,356	727,107
National Storage Affiliates Trust	7,032	286,906
Necessity Retail REIT, Inc.	12,262	83,749
NETSTREIT Corp.	4,488	90,343
NexPoint Residential Trust, Inc.	1,814	91,607
Office Properties Income Trust	3,857	66,186
Omega Healthcare Investors, Inc.	19,834	583,913
One Liberty Properties, Inc.	1,163	28,040
Orion Office REIT, Inc.	4,549	43,898
Outfront Media, Inc.	12,166	242,103
Paramount Group, Inc.	16,731	107,915
Park Hotels & Resorts, Inc.	19,346	284,580
Pebblebrook Hotel Trust	11,324	185,714
Phillips Edison & Co., Inc.(b)	9,757	327,055
Physicians Realty Trust	19,673	312,014
Piedmont Office Realty Trust, Inc., Class A	11,137	118,052
Plymouth Industrial REIT, Inc.	3,367	75,353
Postal Realty Trust, Inc., Class A	1,528	23,623
PotlatchDeltic Corp.	6,637	324,881
Rayonier, Inc.	12,308	447,888
Regency Centers Corp.	14,794	985,724
Retail Opportunity Investments Corp.	9,733	154,073
Rexford Industrial Realty, Inc.	15,802	1,002,953
RLJ Lodging Trust	13,881	174,484
RPT Realty	7,049	73,874
Ryman Hospitality Properties, Inc.	4,485	416,612
Sabra Health Care REIT, Inc.	20,401	275,414
Safehold, Inc.(b)	2,067	72,262
Saul Centers, Inc.	846	36,217
Service Properties Trust	13,957	124,357
SITE Centers Corp.	16,719	228,214
SL Green Realty Corp.	5,710	234,967
Spirit Realty Capital, Inc.	11,916	522,874
STAG Industrial, Inc.	15,718	559,561
STORE Capital Corp.	21,901	705,431
Summit Hotel Properties, Inc.	8,770	74,720
Sunstone Hotel Investors, Inc.	18,529	203,634
Tanger Factory Outlet Centers, Inc.	8,629	164,900

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	6,420	$413,641
UMH Properties, Inc.	4,823	86,428
Uniti Group, Inc.	20,962	138,140
Universal Health Realty Income Trust	1,190	65,224
Urban Edge Properties	10,244	161,343
Urstadt Biddle Properties, Inc., Class A	2,994	56,227
Veris Residential, Inc.(a)	7,459	129,041
Vornado Realty Trust	15,522	378,582
Whitestone REIT	3,929	40,901
Xenia Hotels & Resorts, Inc.	9,881	147,227

		35,988,153

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	14,779	313,315
Andersons, Inc.	2,555	93,973
BJ’s Wholesale Club Holdings, Inc.(a)	11,504	833,695
Casey’s General Stores, Inc.	3,182	750,666
Chefs’ Warehouse, Inc.(a)	2,953	112,893
Fresh Market, Inc.(c)	290	—
Grocery Outlet Holding Corp.(a)	7,787	236,647
HF Foods Group, Inc.(a)	2,066	9,628
Ingles Markets, Inc., Class A	1,261	119,795
Natural Grocers by Vitamin Cottage, Inc.	452	4,488
Performance Food Group Co.(a)	13,068	801,330
PriceSmart, Inc.	2,092	155,456
Rite Aid Corp.(a)	5,838	21,309
SpartanNash Co.	3,030	95,990
Sprouts Farmers Market, Inc.(a)	8,867	283,301
U.S. Foods Holding Corp.(a)(b)	16,999	648,172
United Natural Foods, Inc.(a)	5,026	209,182
Village Super Market, Inc., Class A	548	12,746
Weis Markets, Inc.	1,489	128,560

		4,831,146

Food Products — 1.3%
Alico, Inc.	665	17,623
AppHarvest, Inc.(a)(b)	5,368	13,098
B&G Foods, Inc.(b)	6,401	89,742
Benson Hill, Inc.(a)	15,385	41,232
Beyond Meat, Inc.(a)(b)	5,249	86,241
BRC, Inc.(a)(b)	2,634	17,384
Calavo Growers, Inc.	1,546	49,549
Cal-Maine Foods, Inc.	3,293	188,426
Darling Ingredients, Inc.(a)	13,727	909,963
Flowers Foods, Inc.	16,176	447,914
Fresh Del Monte Produce, Inc.	2,655	75,933
Freshpet, Inc.(a)(b)	3,987	252,497
Hain Celestial Group, Inc.(a)	7,224	148,237
Hostess Brands, Inc.(a)	11,192	258,871
Ingredion, Inc.	5,638	579,586
J & J Snack Foods Corp.	1,254	179,698
John B Sanfilippo & Son, Inc.	708	59,833
Lamb Weston Holdings, Inc.	12,354	1,234,041
Lancaster Colony Corp.	1,691	324,520
Lifecore Biomedical, Inc.(a)	2,948	18,307
Local Bounti Corp.(a)(b)	5,193	4,984
Mission Produce, Inc.(a)	3,037	37,841
Pilgrim’s Pride Corp.(a)	4,121	100,058
Post Holdings, Inc.(a)	4,639	440,473
Seaboard Corp.	22	86,251
Seneca Foods Corp., Class A(a)	468	29,250
Simply Good Foods Co.(a)	7,777	282,305
Sovos Brands, Inc.(a)	3,563	48,314
SunOpta, Inc.(a)	8,079	66,005

Security	Shares	Value

Food Products (continued)
Tattooed Chef, Inc.(a)(b)	3,676	$5,588
Tootsie Roll Industries, Inc.	1,205	53,900
TreeHouse Foods, Inc.(a)	4,433	214,690
Utz Brands, Inc.	5,490	91,463
Vital Farms, Inc.(a)	2,735	48,081
Whole Earth Brands, Inc.(a)	3,360	12,734

		6,514,632

Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	8,500	375,870
Chesapeake Utilities Corp.	1,336	168,443
National Fuel Gas Co.	7,412	430,341
New Jersey Resources Corp.	8,376	418,130
Northwest Natural Holding Co.	2,989	149,868
ONE Gas, Inc.	4,529	373,008
South Jersey Industries, Inc.	10,318	372,377
Southwest Gas Holdings, Inc.	5,834	390,470
Spire, Inc.	4,410	318,490
UGI Corp.	18,028	718,055

		3,715,052

Health Care Equipment & Supplies — 2.7%
Alphatec Holdings, Inc.(a)(b)	6,481	84,383
AngioDynamics, Inc.(a)	3,024	39,372
Artivion, Inc.(a)	3,333	43,462
AtriCure, Inc.(a)	3,750	162,300
Atrion Corp.	113	77,665
Avanos Medical, Inc.(a)	3,688	113,000
Axogen, Inc.(a)	3,861	36,564
Axonics, Inc.(a)	4,191	257,327
Bioventus, Inc., Class A(a)	2,120	4,155
Butterfly Network, Inc.(a)(b)	12,367	34,009
Cardiovascular Systems, Inc.(a)	3,160	44,050
Cerus Corp.(a)	14,502	45,536
CONMED Corp.	2,504	239,783
Cue Health, Inc.(a)(b)	8,872	23,245
Cutera, Inc.(a)	1,662	57,887
DENTSPLY SIRONA, Inc.	18,113	667,102
Embecta Corp.	5,066	133,692
Enovis Corp.(a)(b)	4,526	284,912
Envista Holdings Corp.(a)	14,145	551,514
Figs, Inc., Class A(a)(b)	10,562	94,530
Glaukos Corp.(a)	3,994	195,906
Globus Medical, Inc., Class A(a)	6,501	490,825
Haemonetics Corp.(a)	4,391	371,479
Heska Corp.(a)	712	63,681
ICU Medical, Inc.(a)(b)	1,742	336,607
Inari Medical, Inc.(a)	4,165	237,613
Inogen, Inc.(a)	2,259	52,702
Inspire Medical Systems, Inc.(a)	2,370	599,752
Integer Holdings Corp.(a)	2,870	188,875
Integra LifeSciences Holdings Corp.(a)	6,084	348,613
iRadimed Corp.	322	12,043
iRhythm Technologies, Inc.(a)	2,601	255,678
Lantheus Holdings, Inc.(a)	5,929	340,917
LeMaitre Vascular, Inc.	1,643	77,517
LivaNova PLC(a)	4,421	248,460
Masimo Corp.(a)	4,093	696,137
Meridian Bioscience, Inc.(a)	3,579	121,579
Merit Medical Systems, Inc.(a)	4,642	331,207
Mesa Laboratories, Inc.	475	92,406
Nano-X Imaging Ltd.(a)(b)	3,726	34,354
Neogen Corp.(a)	18,149	388,570
Nevro Corp.(a)	3,029	111,225

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Ltd.(a)(b)	8,887	$810,317
NuVasive, Inc.(a)	4,571	208,438
Omnicell, Inc.(a)	3,814	211,563
OraSure Technologies, Inc.(a)	6,064	33,837
Orthofix Medical, Inc.(a)	2,865	61,970
OrthoPediatrics Corp.(a)	1,209	56,980
Outset Medical, Inc.(a)	3,998	112,424
Paragon 28, Inc.(a)	3,857	64,990
Penumbra, Inc.(a)(b)	3,013	754,485
PROCEPT BioRobotics Corp.(a)(b)	2,228	86,647
Pulmonx Corp.(a)	2,921	25,968
QuidelOrtho Corp.(a)	4,284	366,753
RxSight, Inc.(a)	1,967	27,538
Senseonics Holdings, Inc.(a)(b)	38,020	42,963
Shockwave Medical, Inc.(a)	3,062	575,442
SI-BONE, Inc.(a)	2,887	49,166
Sight Sciences, Inc.(a)	1,934	22,260
Silk Road Medical, Inc.(a)	3,064	166,559
STAAR Surgical Co.(a)	4,136	291,795
Surmodics, Inc.(a)	1,066	29,965
Tactile Systems Technology, Inc.(a)	1,405	18,223
Tandem Diabetes Care, Inc.(a)	5,544	225,863
TransMedics Group, Inc.(a)	2,625	165,427
Treace Medical Concepts, Inc.(a)	2,950	68,116
UFP Technologies, Inc.(a)	539	61,300
Utah Medical Products, Inc.	201	18,518
Varex Imaging Corp.(a)	3,059	65,738
Vicarious Surgical, Inc.(a)(b)	5,566	15,084
ViewRay, Inc.(a)	13,478	61,864
Zimvie, Inc.(a)	1,890	18,541
Zynex, Inc.(a)(b)	1,666	23,541

		13,332,909

Health Care Providers & Services — 2.4%
1Life Healthcare, Inc.(a)	15,587	249,236
23andMe Holding Co., Class A(a)(b)	22,960	57,400
Acadia Healthcare Co., Inc.(a)	7,519	631,746
Accolade, Inc.(a)(b)	5,919	69,075
AdaptHealth Corp.(a)	5,948	127,466
Addus HomeCare Corp.(a)	1,283	137,948
Agiliti, Inc.(a)	2,280	42,066
Agilon Health, Inc.(a)(b)	16,427	357,452
AirSculpt Technologies, Inc.(b)	1,598	9,300
Alignment Healthcare, Inc.(a)	8,861	109,433
Amedisys, Inc.(a)	2,789	269,585
AMN Healthcare Services, Inc.(a)	3,633	348,187
Apollo Medical Holdings, Inc.(a)	3,180	113,335
ATI Physical Therapy, Inc.(a)(b)	8,934	3,931
Aveanna Healthcare Holdings, Inc.(a)	2,434	2,969
Brookdale Senior Living, Inc.(a)(b)	16,156	46,529
Cano Health, Inc.(a)	13,820	19,072
CareMax, Inc.(a)	5,496	25,776
Castle Biosciences, Inc.(a)	2,129	57,653
Chemed Corp.	1,261	636,982
Clover Health Investments Corp.(a)(b)	32,497	43,221
Community Health Systems, Inc.(a)	10,344	53,996
CorVel Corp.(a)	765	136,292
Cross Country Healthcare, Inc.(a)	3,371	93,545
DaVita, Inc.(a)(b)	4,779	393,742
DocGo, Inc.(a)(b)	6,893	68,930
Encompass Health Corp.	8,513	531,637
Enhabit, Inc.(a)	4,308	66,171

Security	Shares	Value

Health Care Providers & Services (continued)
Ensign Group, Inc.	4,514	$420,931
Fulgent Genetics, Inc.(a)	1,832	61,885
Guardant Health, Inc.(a)	8,501	267,186
HealthEquity, Inc.(a)	7,247	440,980
Henry Schein, Inc.(a)(b)	11,713	1,009,075
Hims & Hers Health, Inc.(a)	10,833	89,697
Innovage Holding Corp.(a)(b)	1,143	8,561
Invitae Corp.(a)	21,028	49,626
Joint Corp.(a)	1,125	20,441
LHC Group, Inc.(a)	2,504	397,134
LifeStance Health Group, Inc.(a)	5,456	28,808
ModivCare, Inc.(a)	1,111	119,166
National HealthCare Corp.	1,076	64,065
National Research Corp.	1,346	62,481
NeoGenomics, Inc.(a)	10,878	129,231
Oak Street Health, Inc.(a)	10,044	291,879
Oncology Institute, Inc.(a)	3,818	5,651
OPKO Health, Inc.(a)	34,156	44,061
Option Care Health, Inc.(a)	13,104	378,312
Owens & Minor, Inc.	6,276	123,888
P3 Health Partners, Inc.(a)(b)	3,386	4,368
Patterson Cos., Inc.	7,115	214,802
Pediatrix Medical Group, Inc.(a)	6,992	107,327
Pennant Group, Inc.(a)	2,190	28,339
PetIQ, Inc.(a)	2,381	28,191
Premier, Inc., Class A	10,331	344,642
Privia Health Group, Inc.(a)	3,963	107,160
Progyny, Inc.(a)	6,535	224,739
R1 RCM, Inc.(a)	12,756	182,538
RadNet, Inc.(a)	4,116	86,642
Select Medical Holdings Corp.	8,987	261,252
Sema4 Holdings Corp.(a)	16,646	7,071
Signify Health, Inc., Class A(a)(b)	6,686	190,284
Surgery Partners, Inc.(a)	4,311	143,125
Tenet Healthcare Corp.(a)	9,244	507,033
U.S. Physical Therapy, Inc.	1,177	116,700
Universal Health Services, Inc., Class B	5,244	777,213

		12,047,159

Health Care Technology — 0.4%
American Well Corp., Class A(a)(b)	19,284	76,557
Babylon Holdings Ltd./Jersey, Class A(b)	515	5,964
Certara, Inc.(a)	10,235	198,559
Computer Programs & Systems, Inc.(a)	1,293	37,988
Definitive Healthcare Corp.(a)(b)	2,633	32,597
Doximity, Inc., Class A(a)(b)	9,671	341,096
Evolent Health, Inc., Class A(a)	7,119	229,374
Health Catalyst, Inc.(a)	4,693	65,233
HealthStream, Inc.(a)	1,853	44,805
Multiplan Corp.(a)	30,982	40,896
NextGen Healthcare, Inc.(a)	5,101	97,021
Nutex Health, Inc.(a)(b)	23,221	31,116
OptimizeRx Corp.(a)	1,521	27,302
Pear Therapeutics, Inc.(a)	5,684	6,196
Phreesia, Inc.(a)	4,342	162,782
Schrodinger, Inc.(a)	4,551	110,043
Sharecare, Inc.(a)	27,303	69,350
Simulations Plus, Inc.	1,296	53,317
Teladoc Health, Inc.(a)	14,070	413,658
Veradigm, Inc.(a)	9,480	169,787

		2,213,641

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc.(a)	4,658	$42,947
Aramark	19,917	886,904
Bally’s Corp.(a)(b)	3,318	65,929
Biglari Holdings, Inc., Class B(a)	53	8,643
BJ’s Restaurants, Inc.(a)	1,894	59,794
Bloomin’ Brands, Inc.	7,457	180,832
Bluegreen Vacations Holding Corp.	1,141	37,014
Bowlero Corp.(a)	2,427	33,371
Boyd Gaming Corp.	6,442	401,401
Brinker International, Inc.(a)	3,927	154,959
Century Casinos, Inc.(a)	1,954	17,234
Cheesecake Factory, Inc.	4,273	167,715
Choice Hotels International, Inc.	2,719	334,138
Churchill Downs, Inc.	2,996	743,308
Chuy’s Holdings, Inc.(a)	1,543	52,817
Cracker Barrel Old Country Store, Inc.	1,882	209,994
Dave & Buster’s Entertainment, Inc.(a)	3,730	161,695
Denny’s Corp.(a)	3,986	47,912
Dine Brands Global, Inc.	1,348	104,214
El Pollo Loco Holdings, Inc.(b)	1,165	14,295
Everi Holdings, Inc.(a)	7,371	128,034
F45 Training Holdings, Inc.(a)	2,829	8,770
First Watch Restaurant Group, Inc.(a)	1,718	27,832
Full House Resorts, Inc.(a)	3,313	29,221
Golden Entertainment, Inc.(a)	1,736	68,572
Hilton Grand Vacations, Inc.(a)(b)	7,190	340,518
Hyatt Hotels Corp., Class A(a)	4,080	445,210
Inspired Entertainment, Inc.(a)	2,141	31,901
International Game Technology PLC	8,450	223,502
Jack in the Box, Inc.	1,881	142,918
Krispy Kreme, Inc.	6,487	79,141
Kura Sushi USA, Inc., Class A(a)	525	32,623
Life Time Group Holdings, Inc.(a)(b)	3,576	67,193
Light & Wonder, Inc., Class A(a)	8,147	531,592
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	35,105
Marriott Vacations Worldwide Corp.	3,188	510,208
Monarch Casino & Resort, Inc.(a)(b)	1,230	94,243
NEOGAMES SA(a)	937	12,087
Noodles & Co.(a)	3,368	21,185
Norwegian Cruise Line Holdings Ltd.(a)	36,320	552,427
ONE Group Hospitality, Inc.(a)	2,056	15,482
Papa John’s International, Inc.	2,826	253,464
Penn Entertainment, Inc.(a)(b)	13,003	460,956
Planet Fitness, Inc., Class A(a)	7,056	597,290
Portillo’s, Inc., Class A(a)	2,082	46,970
RCI Hospitality Holdings, Inc.	677	61,465
Red Rock Resorts, Inc., Class A	4,269	192,148
Rush Street Interactive, Inc.(a)	6,429	27,580
Ruth’s Hospitality Group, Inc.	3,031	52,467
SeaWorld Entertainment, Inc.(a)	3,352	209,131
Shake Shack, Inc., Class A(a)(b)	3,175	180,594
Six Flags Entertainment Corp.(a)	6,644	178,391
Sonder Holdings, Inc.(a)(b)	19,659	26,343
Sweetgreen, Inc., Class A(a)	7,581	78,615
Target Hospitality Corp.(a)	2,521	38,710
Texas Roadhouse, Inc.	5,609	563,312
Travel & Leisure Co.	6,906	292,607
Vacasa, Inc., Class A(a)(b)	10,256	17,948
Vail Resorts, Inc.	3,464	908,746
Wendy’s Co.	14,698	327,765
Wingstop, Inc.	2,504	396,809

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	7,487	$580,317
Wynn Resorts Ltd.(a)	8,992	931,931
Xponential Fitness, Inc., Class A(a)(b)	1,777	48,832

		13,595,271

Household Durables — 1.6%
Aterian, Inc.(a)	7,175	10,978
Beazer Homes USA, Inc.(a)	2,424	39,681
Cavco Industries, Inc.(a)	765	203,567
Century Communities, Inc.	2,335	142,902
Dream Finders Homes, Inc., Class A(a)	2,017	25,495
Ethan Allen Interiors, Inc.	2,152	61,848
GoPro, Inc., Class A(a)	11,108	68,314
Green Brick Partners, Inc.(a)	2,304	71,885
Helen of Troy Ltd.(a)	1,986	224,636
Hovnanian Enterprises, Inc., Class A(a)	380	21,994
Installed Building Products, Inc.	2,062	227,006
iRobot Corp.(a)	2,309	103,905
KB Home	6,310	242,620
Landsea Homes Corp.(a)	1,637	10,853
La-Z-Boy, Inc.	3,559	101,182
Legacy Housing Corp.(a)	600	12,012
Leggett & Platt, Inc.	11,272	412,104
LGI Homes, Inc.(a)	1,769	201,401
Lifetime Brands, Inc.	937	7,505
Lovesac Co.(a)	1,199	30,862
M/I Homes, Inc.(a)	2,082	124,504
MDC Holdings, Inc.	5,047	190,575
Meritage Homes Corp.(a)	3,144	338,577
Mohawk Industries, Inc.(a)	4,579	549,755
Newell Brands, Inc.	32,911	525,260
PulteGroup, Inc.	19,505	1,109,639
Purple Innovation, Inc.(a)(b)	4,278	24,812
Skyline Champion Corp.(a)(b)	4,631	272,997
Snap One Holdings Corp.(a)	1,129	10,827
Sonos, Inc.(a)	11,124	205,127
Taylor Morrison Home Corp.(a)	8,793	314,789
Tempur Sealy International, Inc.	14,550	592,913
Toll Brothers, Inc.	9,220	548,498
TopBuild Corp.(a)	2,742	548,565
Traeger, Inc.(a)(b)	3,244	11,776
Tri Pointe Homes, Inc.(a)	8,644	190,946
Tupperware Brands Corp.(a)	3,714	16,453
Universal Electronics, Inc.(a)	894	20,946
Vizio Holding Corp., Class A(a)	5,660	49,582
Vuzix Corp.(a)(b)	4,194	21,851
Weber, Inc., Class A(b)	1,265	10,322

		7,899,464

Household Products — 0.2%
Central Garden & Pet Co.(a)	915	38,375
Central Garden & Pet Co., Class A(a)	3,396	134,583
Energizer Holdings, Inc.	5,662	210,060
Reynolds Consumer Products, Inc.	4,936	146,945
Spectrum Brands Holdings, Inc.	3,497	237,376
WD-40 Co.	1,175	205,085

		972,424

Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(a)	3,530	28,310
Brookfield Renewable Corp., Class A	10,700	337,264
Clearway Energy, Inc., Class A	2,933	94,003
Clearway Energy, Inc., Class C	7,101	239,943

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Montauk Renewables, Inc.(a)(b)	5,882	$65,349
Ormat Technologies, Inc.(b)	4,122	381,491
Sunnova Energy International, Inc.(a)(b)	8,606	167,645
Vistra Corp.	33,927	782,357

		2,096,362

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,209	50,034

Insurance — 3.4%
Ambac Financial Group, Inc.(a)	3,758	62,608
American Equity Investment Life Holding Co.	6,050	288,283
American Financial Group, Inc.	5,793	826,024
AMERISAFE, Inc.	1,764	97,161
Argo Group International Holdings Ltd.	2,803	77,811
Assurant, Inc.	4,596	609,384
Assured Guaranty Ltd.	4,934	308,868
Axis Capital Holdings Ltd.	7,013	438,803
Bright Health Group, Inc.(a)	20,063	17,790
Brighthouse Financial, Inc.(a)	6,045	340,152
Brown & Brown, Inc.	20,468	1,198,606
BRP Group, Inc., Class A(a)	5,246	150,298
CNO Financial Group, Inc.	10,167	261,902
Crawford & Co., Class A	3,329	21,539
Donegal Group, Inc., Class A	2,178	33,062
eHealth, Inc.(a)	1,827	15,164
Employers Holdings, Inc.	1,304	57,206
Enstar Group Ltd.(a)	996	241,331
Erie Indemnity Co., Class A	2,195	536,348
Everest Re Group Ltd.	3,374	1,179,854
First American Financial Corp.	8,569	530,164
Genworth Financial, Inc., Class A(a)	33,748	186,289
Globe Life, Inc.	7,930	958,341
Goosehead Insurance, Inc., Class A(a)	1,670	65,214
Greenlight Capital Re Ltd., Class A(a)	2,446	24,093
Hanover Insurance Group, Inc.	3,199	430,521
HCI Group, Inc.	656	32,938
Hippo Holdings, Inc.(a)(b)	1,490	25,002
Horace Mann Educators Corp.	2,534	90,236
Investors Title Co.	146	23,652
James River Group Holdings Ltd.	2,003	45,388
Kemper Corp.	5,561	326,598
Kinsale Capital Group, Inc.	1,877	522,632
Lemonade, Inc.(a)	4,016	65,380
Lincoln National Corp.	14,409	510,511
MBIA, Inc.(a)	3,954	51,442
Mercury General Corp.	2,379	85,002
National Western Life Group, Inc., Class A(b)	203	56,190
NI Holdings, Inc.(a)	788	10,441
Old Republic International Corp.	24,824	655,105
Oscar Health, Inc., Class A(a)	10,292	39,521
Palomar Holdings, Inc.(a)	2,076	106,104
Primerica, Inc.	3,313	535,878
ProAssurance Corp.	2,856	55,378
Reinsurance Group of America, Inc.	5,823	883,757
RenaissanceRe Holdings Ltd.	3,721	728,162
RLI Corp.	3,420	452,979
Root, Inc., Class A(a)	886	5,210
Ryan Specialty Holdings, Inc.(a)(b)	7,230	308,143
Safety Insurance Group, Inc.	854	72,069
Selective Insurance Group, Inc.	5,250	498,750
Selectquote, Inc.(a)(b)	10,164	8,763
SiriusPoint Ltd.(a)	7,195	54,610

Security	Shares	Value

Insurance (continued)
Stewart Information Services Corp.	1,624	$77,578
Tiptree, Inc.	1,736	26,057
Trean Insurance Group, Inc.(a)	1,723	10,493
Trupanion, Inc.(a)(b)	3,394	200,314
United Fire Group, Inc.	1,943	61,185
Universal Insurance Holdings, Inc.	1,866	23,773
Unum Group	17,318	727,876
White Mountains Insurance Group Ltd.	217	331,567

		16,665,500

Interactive Media & Services — 0.4%
Arena Group Holdings, Inc.(a)	1,367	12,221
Bumble, Inc., Class A(a)	7,428	191,271
Cargurus, Inc.(a)(b)	8,885	156,820
Cars.com, Inc.(a)	5,810	99,351
DHI Group, Inc.(a)	3,723	22,115
Eventbrite, Inc., Class A(a)	6,080	54,051
EverQuote, Inc., Class A(a)	1,762	27,487
fuboTV, Inc.(a)(b)	18,041	46,365
IAC, Inc.(a)	6,435	363,578
MediaAlpha, Inc., Class A(a)	2,009	28,026
Outbrain, Inc.(a)	4,296	21,136
QuinStreet, Inc.(a)	4,519	69,276
Shutterstock, Inc.	1,868	140,604
TripAdvisor, Inc.(a)	8,864	206,531
TrueCar, Inc.(a)	6,796	21,204
Vimeo, Inc.(a)	10,895	49,463
Vinco Ventures, Inc.(a)(b)	16,325	12,063
Yelp, Inc.(a)	6,008	189,312
Ziff Davis, Inc.(a)	3,962	354,520
ZipRecruiter, Inc., Class A(a)	6,100	119,804

		2,185,198

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(a)	2,137	21,306
1stdibs.com, Inc.(a)	1,183	7,181
BARK, Inc.(a)	11,542	23,199
CarParts.com, Inc.(a)	3,447	23,509
ContextLogic, Inc., Class A(a)	47,200	32,469
Duluth Holdings, Inc., Class B(a)	688	4,575
Groupon, Inc.(a)(b)	1,920	15,859
Lands’ End, Inc.(a)	1,371	12,380
Lulu’s Fashion Lounge Holdings, Inc.(a)(b)	2,224	7,183
Overstock.com, Inc.(a)(b)	3,709	89,795
PetMed Express, Inc.	1,754	37,676
Qurate Retail, Inc., Series A(a)	30,886	79,686
RealReal, Inc.(a)(b)	5,872	10,746
Rent the Runway, Inc., Class A(a)	4,623	19,833
Revolve Group, Inc.(a)	3,606	102,915
RumbleON, Inc., Class B(a)	1,229	10,336
Stitch Fix, Inc., Class A(a)	6,141	31,995
ThredUp, Inc., Class A(a)	5,918	10,238
Wayfair, Inc., Class A(a)(b)	6,515	394,157
Xometry, Inc., Class A(a)(b)	3,013	105,515

		1,040,553

IT Services — 2.5%
Affirm Holdings, Inc.(a)(b)	19,320	312,791
Amdocs Ltd.	10,425	958,370
AvidXchange Holdings, Inc.(a)	12,706	141,291
BigCommerce Holdings, Inc., Series-1(a)	5,459	66,927
Brightcove, Inc.(a)	2,788	17,676
Cantaloupe, Inc.(a)	4,940	25,145
Cass Information Systems, Inc.	1,080	52,445

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cerberus Cyber Sentinel Corp.(a)(b)	3,857	$5,516
Concentrix Corp.	3,666	519,875
Conduent, Inc.(a)	14,456	68,955
CSG Systems International, Inc.	2,737	163,317
Cyxtera Technologies, Inc.(a)	3,272	10,536
DigitalOcean Holdings, Inc.(a)(b)	6,064	177,978
DXC Technology Co.(a)	19,923	572,388
Edgio, Inc.(a)	12,859	20,189
Euronet Worldwide, Inc.(a)	3,978	448,241
EVERTEC, Inc.	5,410	199,845
Evo Payments, Inc., Class A(a)	4,055	137,343
ExlService Holdings, Inc.(a)	2,717	463,520
Fastly, Inc., Class A(a)(b)	9,287	96,120
Flywire Corp.(a)	4,795	129,321
Genpact Ltd.	15,265	721,729
Globant SA(a)(b)	3,430	556,277
Grid Dynamics Holdings, Inc.(a)	4,287	53,673
Hackett Group, Inc.	2,311	51,073
I3 Verticals, Inc., Class A(a)	1,955	56,539
IBEX Holdings Ltd.(a)	872	23,274
Information Services Group, Inc.	3,455	18,104
International Money Express, Inc.(a)	2,814	64,047
Jack Henry & Associates, Inc.	6,223	1,120,700
Kyndryl Holdings, Inc.(a)	17,954	240,404
Marqeta, Inc., Class A(a)	38,007	251,986
Maximus, Inc.	5,092	381,136
MoneyGram International, Inc.(a)	8,023	86,408
Paya Holdings, Inc.(a)(b)	7,332	71,267
Payoneer Global, Inc.(a)	18,290	109,008
Paysafe Ltd.(a)	2,390	50,286
Perficient, Inc.(a)	2,979	220,863
PFSweb, Inc.	1,688	11,242
Priority Technology Holdings, Inc.(a)	789	3,795
Rackspace Technology, Inc.(a)(b)	2,289	6,867
Remitly Global, Inc.(a)(b)	8,217	99,097
Repay Holdings Corp.(a)	8,203	79,897
Sabre Corp.(a)	29,112	198,253
Shift4 Payments, Inc., Class A(a)(b)	4,193	268,520
Squarespace, Inc., Class A(a)	2,599	61,648
StoneCo Ltd., Class A(a)	24,158	269,603
Thoughtworks Holding, Inc.(a)(b)	7,105	76,734
Toast, Inc., Class A(a)(b)	21,859	487,674
TTEC Holdings, Inc.	1,703	86,581
Tucows, Inc., Class A(a)	714	23,683
Unisys Corp.(a)	6,488	35,100
Verra Mobility Corp.(a)	12,404	191,394
Western Union Co.	33,829	479,357
WEX, Inc.(a)	3,670	678,840
Wix.com Ltd.(a)	4,722	410,720

		12,133,568

Leisure Products — 0.7%
Acushnet Holdings Corp.	2,906	136,437
AMMO, Inc.(a)(b)	6,541	16,222
Brunswick Corp.	6,092	513,738
Clarus Corp.	1,641	16,492
Johnson Outdoors, Inc., Class A	523	35,805
Latham Group, Inc.(a)	3,286	14,458
Malibu Boats, Inc., Class A(a)	1,737	105,245
Marine Products Corp.	440	5,852
MasterCraft Boat Holdings, Inc.(a)	1,528	43,945
Mattel, Inc.(a)	30,628	626,649

Security	Shares	Value

Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)(b)	26,422	$341,636
Polaris, Inc.(b)	4,774	548,246
Smith & Wesson Brands, Inc.	3,961	43,888
Solo Brands, Inc., Class A(a)	1,003	4,433
Sturm Ruger & Co., Inc.	1,584	90,130
Topgolf Callaway Brands Corp.(a)	12,018	294,321
Vista Outdoor, Inc.(a)	4,681	137,387
YETI Holdings, Inc.(a)	7,213	322,854

		3,297,738

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)(b)	7,652	358,343
AbCellera Biologics, Inc.(a)	18,197	191,614
Adaptive Biotechnologies Corp.(a)	9,586	88,862
Akoya Biosciences, Inc.(a)	1,301	14,636
Alpha Teknova, Inc.(a)	583	3,475
Azenta, Inc.	6,469	361,617
Berkeley Lights, Inc.(a)(b)	3,806	8,183
BioLife Solutions, Inc.(a)	2,972	69,664
Bionano Genomics, Inc.(a)(b)	27,759	50,244
Bio-Techne Corp.	13,400	1,067,444
Bruker Corp.	9,052	634,726
Charles River Laboratories International, Inc.(a)	4,336	1,054,732
Codexis, Inc.(a)	4,539	27,915
CryoPort, Inc.(a)(b)	3,836	87,576
Cytek Biosciences, Inc.(a)	9,840	118,572
Inotiv, Inc.(a)(b)	1,235	8,954
Maravai LifeSciences Holdings, Inc., Class A(a)	9,647	141,425
MaxCyte, Inc.(a)	7,255	42,369
Medpace Holdings, Inc.(a)	2,194	485,028
NanoString Technologies, Inc.(a)	3,418	36,163
Nautilus Biotechnology, Inc.(a)	6,865	13,455
OmniAb, Inc.(a)	6,394	26,471
OmniAb, Inc.(c)	988	—
Pacific Biosciences of California, Inc.(a)(b)	19,604	217,408
QIAGEN NV(a)(b)	19,497	955,353
Quanterix Corp.(a)	2,547	35,989
Quantum-Si, Inc.(a)	8,727	19,374
Repligen Corp.(a)	4,754	880,916
Science 37 Holdings, Inc.(a)	6,337	3,421
Seer, Inc., Class A(a)(b)	4,441	20,207
Singular Genomics Systems, Inc.(a)	3,745	10,018
SomaLogic, Inc.(a)	14,520	50,530
Sotera Health Co.(a)	8,301	143,109
Syneos Health, Inc.(a)	8,534	306,541

		7,534,334

Machinery — 4.0%
3D Systems Corp.(a)	10,669	115,865
AGCO Corp.	5,335	736,924
Alamo Group, Inc.	862	134,877
Albany International Corp., Class A	2,684	301,011
Allison Transmission Holdings, Inc.	7,731	348,514
Altra Industrial Motion Corp.	5,428	331,488
Astec Industries, Inc.	1,953	86,205
Barnes Group, Inc.	4,454	197,134
Berkshire Grey, Inc.(a)(b)	5,814	6,570
Blue Bird Corp.(a)	1,719	24,926
Chart Industries, Inc.(a)	3,582	479,916
CIRCOR International, Inc.(a)	1,593	44,046
Columbus McKinnon Corp.	2,230	80,169
Crane Holdings Co.	4,073	472,101
Desktop Metal, Inc., Class A(a)(b)	23,107	38,820

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Donaldson Co., Inc.	10,589	$660,224
Douglas Dynamics, Inc.	1,889	76,335
Energy Recovery, Inc.(a)(b)	4,872	107,817
Enerpac Tool Group Corp.	4,943	131,187
EnPro Industries, Inc.	1,791	216,836
Esab Corp.	4,519	261,243
ESCO Technologies, Inc.	2,227	219,226
Evoqua Water Technologies Corp.(a)	9,832	476,950
Federal Signal Corp.	5,142	273,812
Flowserve Corp.	11,407	392,629
Franklin Electric Co., Inc.	3,852	347,836
Gates Industrial Corp. PLC(a)	9,498	125,469
Gorman-Rupp Co.	2,064	59,299
Graco, Inc.	14,414	984,765
Greenbrier Cos., Inc.	2,685	83,020
Helios Technologies, Inc.	2,619	172,854
Hillenbrand, Inc.	5,977	280,082
Hillman Solutions Corp.(a)(b)	11,407	109,507
Hydrofarm Holdings Group, Inc.(a)	3,695	6,910
Hyliion Holdings Corp.(a)	9,885	35,388
Hyster-Yale Materials Handling, Inc.	857	27,793
Hyzon Motors, Inc.(a)(b)	7,851	16,723
ITT, Inc.	7,203	659,723
John Bean Technologies Corp.	2,757	308,040
Kadant, Inc.(b)	1,000	203,770
Kennametal, Inc.	7,103	202,436
Lightning eMotors, Inc.(a)(b)	4,548	3,950
Lincoln Electric Holdings, Inc.	4,798	800,642
Lindsay Corp.	942	147,536
Luxfer Holdings PLC	2,124	35,152
Manitowoc Co., Inc.(a)	2,274	31,154
Markforged Holding Corp.(a)	11,019	14,765
Microvast Holdings, Inc.(a)(b)	15,032	24,502
Middleby Corp.(a)	4,523	703,100
Miller Industries, Inc.	858	24,891
Mueller Industries, Inc.	4,873	319,425
Mueller Water Products, Inc., Class A	13,459	170,256
Nikola Corp.(a)(b)	28,054	76,026
Nordson Corp.	4,914	1,195,576
Omega Flex, Inc.	303	32,209
Oshkosh Corp.	5,706	575,051
Pentair PLC	14,263	789,885
Proterra, Inc.(a)(b)	18,350	93,585
Proto Labs, Inc.(a)	2,487	76,102
RBC Bearings, Inc.(a)	2,450	597,727
REV Group, Inc.	2,927	37,495
Sarcos Technology & Robotics Corp.(a)(b)	10,147	6,088
Shyft Group, Inc.	3,287	109,424
Snap-on, Inc.	4,512	1,122,270
SPX Technologies, Inc.(a)	3,639	272,961
Standex International Corp.	1,019	117,766
Tennant Co.	1,479	103,722
Terex Corp.	5,736	292,364
Timken Co.	5,111	420,891
Titan International, Inc.(a)	4,154	69,330
Toro Co.	8,943	997,323
Trinity Industries, Inc.	7,200	207,144
Velo3D, Inc.(a)(b)	3,925	9,420
Wabash National Corp.	4,105	105,745

Security	Shares	Value

Machinery (continued)
Watts Water Technologies, Inc., Class A	2,279	$372,662
Xos, Inc.(a)	6,846	6,482

		19,801,061

Marine — 0.2%
Costamare, Inc.	4,332	43,970
Eagle Bulk Shipping, Inc.	1,171	67,075
Eneti, Inc.(b)	1,573	16,658
Genco Shipping & Trading Ltd.	3,242	58,810
Golden Ocean Group Ltd.	11,014	105,514
Kirby Corp.(a)	5,196	367,773
Matson, Inc.	3,132	207,088
Safe Bulkers, Inc.	6,947	22,855

		889,743

Media — 1.1%
AdTheorent Holding Co., Inc.(a)	5,827	10,139
Advantage Solutions, Inc.(a)	7,451	19,298
Altice USA, Inc., Class A(a)	17,628	86,377
AMC Networks, Inc., Class A(a)	2,693	49,847
Audacy, Inc.(a)(b)	7,924	2,545
Boston Omaha Corp., Class A(a)	1,772	46,869
Cable One, Inc.	492	388,621
Cardlytics, Inc.(a)(b)	2,516	18,870
Clear Channel Outdoor Holdings, Inc.(a)	28,169	53,803
Cumulus Media, Inc., Class A(a)	636	4,261
Daily Journal Corp.(a)	101	30,906
Entravision Communications Corp., Class A	3,973	25,824
EW Scripps Co., Class A(a)	5,145	76,918
Gambling.com Group Ltd.(a)	217	2,077
Gannett Co., Inc.(a)	11,852	26,786
Gray Television, Inc.	6,876	89,113
iHeartMedia, Inc., Class A(a)	10,087	78,174
Innovid Corp.(a)	8,977	20,198
Integral Ad Science Holding Corp.(a)	3,147	32,351
Interpublic Group of Cos., Inc.	33,436	1,219,077
John Wiley & Sons, Inc., Class A	3,539	162,086
Loyalty Ventures, Inc.(a)	1,457	2,695
Magnite, Inc.(a)	11,109	134,197
New York Times Co., Class A	13,915	484,799
News Corp., Class A	33,125	671,112
News Corp., Class B	9,298	190,051
Nexstar Media Group, Inc., Class A	3,138	642,568
PubMatic, Inc., Class A(a)	3,747	57,442
Quotient Technology, Inc.(a)	5,899	23,891
Scholastic Corp.	2,611	115,511
Sinclair Broadcast Group, Inc., Class A	3,646	75,217
Stagwell, Inc.(a)	7,556	53,043
TechTarget, Inc.(a)	2,145	106,242
TEGNA, Inc.	18,633	371,356
Thryv Holdings, Inc.(a)	2,534	56,686
Urban One, Inc.(a)	2,943	14,656
WideOpenWest, Inc.(a)	5,083	58,404

		5,502,010

Metals & Mining — 2.0%
5E Advanced Materials, Inc.(a)(b)	2,976	29,314
Alcoa Corp.	15,244	796,347
Alpha Metallurgical Resources, Inc.	1,310	210,818
Arconic Corp.(a)	8,295	195,015
ATI, Inc.(a)(b)	10,774	392,066
Carpenter Technology Corp.	4,118	198,858
Century Aluminum Co.(a)(b)	4,172	46,893

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)	43,870	$936,625
Coeur Mining, Inc.(a)	24,137	93,893
Commercial Metals Co.	9,833	533,637
Compass Minerals International, Inc.	2,977	138,907
Constellium SE(a)	10,747	156,154
Dakota Gold Corp.(a)	5,742	20,154
Haynes International, Inc.	974	54,242
Hecla Mining Co.(b)	47,553	293,402
Hycroft Mining Holding Corp.(a)	11,349	6,797
Ivanhoe Electric, Inc.(a)	1,203	15,940
Kaiser Aluminum Corp.	1,339	117,189
Materion Corp.	1,717	154,959
MP Materials Corp.(a)(b)	7,872	255,919
Novagold Resources, Inc.(a)	19,493	123,001
Olympic Steel, Inc.	728	32,207
Piedmont Lithium, Inc.(a)(b)	1,437	98,636
PolyMet Mining Corp.(a)	1,623	4,252
Ramaco Resources, Inc.	1,835	19,139
Reliance Steel & Aluminum Co.	5,010	1,139,525
Royal Gold, Inc.	5,671	720,387
Ryerson Holding Corp.	1,588	60,614
Schnitzer Steel Industries, Inc., Class A	2,242	75,869
SSR Mining, Inc.	17,433	295,315
Steel Dynamics, Inc.	14,196	1,712,605
SunCoke Energy, Inc.	7,151	65,146
TimkenSteel Corp.(a)	3,741	73,586
Tredegar Corp.	2,462	29,864
U.S. Steel Corp.	20,084	572,193
Warrior Met Coal, Inc.	4,463	169,058
Worthington Industries, Inc.	2,775	157,814

		9,996,340

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc.	1,189	18,667
AGNC Investment Corp.	47,960	556,336
Angel Oak Mortgage, Inc.	836	6,613
Annaly Capital Management, Inc.	40,128	941,804
Apollo Commercial Real Estate Finance, Inc.	12,477	151,845
Arbor Realty Trust, Inc.	13,964	208,483
Ares Commercial Real Estate Corp.	4,447	54,609
ARMOUR Residential REIT, Inc.	12,479	78,368
Blackstone Mortgage Trust, Inc., Class A	14,047	334,880
BrightSpire Capital, Inc.	7,972	60,747
Broadmark Realty Capital, Inc.	10,781	47,221
Chicago Atlantic Real Estate Finance, Inc.	924	14,276
Chimera Investment Corp.	19,897	145,049
Claros Mortgage Trust, Inc.	8,019	134,238
Dynex Capital, Inc.	3,973	57,251
Ellington Financial, Inc.	4,511	61,936
Franklin BSP Realty Trust, Inc.	7,126	103,327
Granite Point Mortgage Trust, Inc.	3,724	24,876
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,427	274,131
Invesco Mortgage Capital, Inc.	3,464	50,886
KKR Real Estate Finance Trust, Inc.	4,907	78,169
Ladder Capital Corp.	10,059	112,661
MFA Financial, Inc.	7,988	94,977
New York Mortgage Trust, Inc.	31,397	97,959
Nexpoint Real Estate Finance, Inc.	971	18,498
Orchid Island Capital, Inc.	2,507	30,560
PennyMac Mortgage Investment Trust	7,548	115,107
Ready Capital Corp.	5,888	77,898

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	10,354	$86,559
Rithm Capital Corp.	37,044	348,584
Starwood Property Trust, Inc.	25,018	522,626
TPG RE Finance Trust, Inc.	6,458	56,249
Two Harbors Investment Corp.	7,403	132,810

		5,098,200

Multiline Retail — 0.3%
Big Lots, Inc.	2,245	36,728
Dillard’s, Inc., Class A(b)	356	140,018
Franchise Group, Inc.	2,248	69,441
Kohl’s Corp.	10,181	329,559
Macy’s, Inc.	22,725	536,992
Nordstrom, Inc.	9,806	191,609
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,249	287,435

		1,591,782

Multi-Utilities — 0.4%
Avista Corp.	5,357	213,744
Black Hills Corp.	5,677	410,901
NiSource, Inc.	35,036	972,249
NorthWestern Corp.	4,963	281,899
Unitil Corp.	1,255	65,473

		1,944,266

Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(a)(b)	3,346	15,626
Alto Ingredients, Inc.(a)	7,528	25,520
Amplify Energy Corp.(a)	3,118	27,002
Antero Midstream Corp.	29,119	317,397
Antero Resources Corp.(a)	24,422	704,330
APA Corp.	27,487	1,218,499
Arch Resources, Inc.	1,273	188,429
Ardmore Shipping Corp.(a)	3,942	57,750
Berry Corp.	6,916	63,627
California Resources Corp.	6,301	269,242
Callon Petroleum Co.(a)	4,283	182,242
Centrus Energy Corp., Class A(a)	592	24,302
Chesapeake Energy Corp.	10,383	900,414
Chord Energy Corp.	3,584	513,695
Civitas Resources, Inc.	6,386	424,988
Clean Energy Fuels Corp.(a)	14,369	81,329
CNX Resources Corp.(a)(b)	15,429	258,127
Comstock Resources, Inc.	7,996	97,151
CONSOL Energy, Inc.	2,964	171,408
Crescent Energy Co., Class A	3,108	37,482
CVR Energy, Inc.	2,706	89,839
Delek U.S. Holdings, Inc.	6,322	169,177
Denbury, Inc.(a)	4,362	378,534
DHT Holdings, Inc.	11,182	95,830
Dorian LPG Ltd.	2,674	53,079
DT Midstream, Inc.(a)	8,195	447,939
Earthstone Energy, Inc., Class A(a)(b)	3,830	53,237
Empire Petroleum Corp.(a)(b)	1,078	14,219
Energy Fuels, Inc.(a)(b)	14,345	105,723
Enviva, Inc.	2,475	112,563
EQT Corp.	31,641	1,033,711
Equitrans Midstream Corp.	36,156	262,131
Excelerate Energy, Inc., Class A	1,901	44,293
FLEX LNG Ltd.(a)(b)	2,440	75,884
Frontline PLC	10,765	148,880
Gevo, Inc.(a)(b)	16,243	34,435
Golar LNG Ltd.(a)	8,149	191,013
Green Plains, Inc.(a)	2,103	73,121

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)	877	$59,768
HF Sinclair Corp.	11,823	672,729
HighPeak Energy, Inc.(b)	723	20,215
International Seaways, Inc.	4,217	163,788
Kinetik Holdings, Inc., Class A	1,497	46,841
Kosmos Energy Ltd.(a)(b)	38,560	305,010
Magnolia Oil & Gas Corp., Class A	14,513	342,652
Matador Resources Co.	9,652	638,576
Murphy Oil Corp.	12,691	553,455
NACCO Industries, Inc., Class A	484	18,861
New Fortress Energy, Inc.	4,719	183,050
NextDecade Corp.(a)	3,649	21,858
Nordic American Tankers Ltd.	17,834	54,215
Northern Oil and Gas, Inc.	5,738	192,338
Ovintiv, Inc.	21,348	1,050,962
Par Pacific Holdings, Inc.(a)	4,494	120,125
PBF Energy, Inc., Class A	8,400	352,716
PDC Energy, Inc.	7,389	500,457
Peabody Energy Corp.(a)(b)	10,250	285,872
Permian Resources Corp.	17,784	193,312
Range Resources Corp.	19,872	497,197
Ranger Oil Corp., Class A	1,691	71,022
REX American Resources Corp.(a)(b)	1,464	47,902
Riley Exploration Permian, Inc.	901	29,904
Ring Energy, Inc.(a)(b)	7,446	17,573
SandRidge Energy, Inc.(a)	1,535	24,268
Scorpio Tankers, Inc.	4,008	191,863
SFL Corp. Ltd.	9,365	95,336
SilverBow Resources, Inc.(a)(b)	980	25,745
Sitio Royalties Corp., Class A	6,268	166,541
SM Energy Co.	10,072	331,067
Southwestern Energy Co.(a)	92,983	513,266
Talos Energy, Inc.(a)	5,334	105,667
Teekay Corp.(a)	5,790	28,139
Teekay Tankers Ltd., Class A(a)	1,828	56,101
Tellurian, Inc.(a)(b)	45,722	90,987
Texas Pacific Land Corp.	490	977,966
Uranium Energy Corp.(a)	32,042	129,129
Ur-Energy, Inc.(a)(b)	22,769	29,827
VAALCO Energy, Inc.	8,995	41,827
Vertex Energy, Inc.(a)(b)	4,468	32,527
Vital Energy, Inc.(a)	1,314	73,952
Vitesse Energy, Inc.(a)	2,003	31,968
W&T Offshore, Inc.(a)	9,251	57,541
World Fuel Services Corp.	5,396	152,707

		18,558,990

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	58,957
Glatfelter Corp.	3,535	15,483
Louisiana-Pacific Corp.	5,995	408,200
Resolute Forest Products, Inc.(a)	4,350	94,439
Sylvamo Corp.	3,157	150,052

		727,131

Personal Products — 0.4%
Beauty Health Co.(a)	8,721	99,419
BellRing Brands, Inc.(a)	11,450	324,722
Coty, Inc., Class A(a)	30,254	301,330
Edgewell Personal Care Co.	4,469	191,541
elf Beauty, Inc.(a)	4,280	246,314
Herbalife Nutrition Ltd.(a)(b)	8,526	149,802
Honest Co., Inc.(a)	6,519	21,513

Security	Shares	Value

Personal Products (continued)
Inter Parfums, Inc.	1,517	$179,340
Medifast, Inc.	951	105,989
Nature’s Sunshine Products, Inc.(a)	728	7,688
Nu Skin Enterprises, Inc., Class A	4,043	173,364
Olaplex Holdings, Inc.(a)(b)	11,336	71,530
Thorne HealthTech, Inc.(a)	3,015	13,899
USANA Health Sciences, Inc.(a)	1,062	62,063
Veru, Inc.(a)(b)	6,237	35,925

		1,984,439

Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc.(a)	5,770	97,513
Amneal Pharmaceuticals, Inc.(a)(b)	8,870	19,514
Amphastar Pharmaceuticals, Inc.(a)	3,338	101,008
Amylyx Pharmaceuticals, Inc.(a)	4,442	174,082
AN2 Therapeutics, Inc.(a)	721	8,767
ANI Pharmaceuticals, Inc.(a)	941	42,091
Arvinas, Inc.(a)	4,095	134,193
Atea Pharmaceuticals, Inc.(a)(b)	6,727	31,146
Athira Pharma, Inc.(a)	2,109	8,520
Axsome Therapeutics, Inc.(a)	2,804	210,300
Cara Therapeutics, Inc.(a)	4,328	50,551
Cassava Sciences, Inc.(a)(b)	3,362	94,136
CinCor Pharma, Inc.(a)	2,331	67,436
Collegium Pharmaceutical, Inc.(a)	2,815	79,045
Corcept Therapeutics, Inc.(a)	7,270	166,192
DICE Therapeutics, Inc.(a)	3,189	101,315
Edgewise Therapeutics, Inc.(a)(b)	2,935	30,025
Esperion Therapeutics, Inc.(a)	6,530	41,531
Evolus, Inc.(a)	3,407	35,399
EyePoint Pharmaceuticals, Inc.(a)	2,424	11,296
Fulcrum Therapeutics, Inc.(a)	3,817	48,132
Harmony Biosciences Holdings, Inc.(a)(b)	2,253	108,527
Innoviva, Inc.(a)	5,483	69,360
Intra-Cellular Therapies, Inc.(a)	7,707	369,319
Jazz Pharmaceuticals PLC(a)	5,304	830,925
Ligand Pharmaceuticals, Inc.(a)	1,305	90,958
Liquidia Corp.(a)	4,969	32,795
Nektar Therapeutics(a)	14,173	38,551
NGM Biopharmaceuticals, Inc.(a)	3,413	17,884
Nuvation Bio, Inc.(a)	11,978	29,466
Ocular Therapeutix, Inc.(a)(b)	8,299	32,449
Organon & Co.	21,665	652,766
Pacira BioSciences, Inc.(a)	3,865	151,779
Perrigo Co. PLC	11,339	424,305
Phathom Pharmaceuticals, Inc.(a)	2,441	29,121
Phibro Animal Health Corp., Class A	1,994	30,708
Prestige Consumer Healthcare, Inc.(a)	4,075	267,972
Provention Bio, Inc.(a)	5,451	47,206
Reata Pharmaceuticals, Inc., Class A(a)	2,223	96,323
Relmada Therapeutics, Inc.(a)	2,305	9,358
Revance Therapeutics, Inc.(a)	6,920	239,986
Scilex Holding Co., (Acquired 01/06/23, Cost: $24,157)(d)	4,783	36,690
SIGA Technologies, Inc.	4,478	32,824
Supernus Pharmaceuticals, Inc.(a)	4,300	176,343
Tarsus Pharmaceuticals, Inc.(a)	2,120	33,411
Theravance Biopharma, Inc.(a)	5,461	59,033
Theseus Pharmaceuticals, Inc.(a)	1,015	14,200
Third Harmonic Bio, Inc.(a)	1,194	5,218

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Ventyx Biosciences, Inc.(a)	2,068	$86,856
Xeris Biopharma Holdings, Inc.(a)	13,971	17,324

		5,583,849

Professional Services — 1.8%
Alight, Inc., Class A(a)	29,461	276,639
ASGN, Inc.(a)	4,275	388,811
Atlas Technical Consultants, Inc.(a)	1,994	24,187
Barrett Business Services, Inc.	555	55,156
Booz Allen Hamilton Holding Corp., Class A	11,263	1,065,930
CACI International, Inc., Class A(a)	2,005	617,720
CBIZ, Inc.(a)	4,205	200,116
Clarivate PLC(a)	39,708	441,553
CRA International, Inc.	643	76,414
Dun & Bradstreet Holdings, Inc.	20,871	305,760
Exponent, Inc.	4,259	436,718
First Advantage Corp.(a)	5,203	72,218
Forrester Research, Inc.(a)	827	30,649
Franklin Covey Co.(a)	1,083	50,251
FTI Consulting, Inc.(a)	2,849	454,472
Heidrick & Struggles International, Inc.	1,687	51,892
HireRight Holdings Corp.(a)(b)	2,371	27,124
Huron Consulting Group, Inc.(a)	1,647	112,062
ICF International, Inc.	1,582	161,665
Insperity, Inc.	3,030	334,967
KBR, Inc.	11,812	605,129
Kelly Services, Inc., Class A	2,618	47,386
Kforce, Inc.	1,763	98,957
Korn Ferry	4,503	243,117
Legalzoom.com, Inc.(a)	8,221	69,714
ManpowerGroup, Inc.	4,253	370,691
NV5 Global, Inc.(a)	1,171	156,083
Planet Labs PBC(a)(b)	13,033	64,513
Red Violet, Inc.(a)	922	21,921
Resources Connection, Inc.	2,510	43,348
Robert Half International, Inc.	9,105	764,456
Science Applications International Corp.	4,746	492,540
Skillsoft Corp.(a)(b)	6,984	13,409
Spire Global, Inc.(a)	14,503	17,259
Sterling Check Corp.(a)(b)	1,746	24,357
TriNet Group, Inc.(a)(b)	3,243	244,684
TrueBlue, Inc.(a)	2,952	57,948
Upwork, Inc.(a)(b)	10,595	137,311
Willdan Group, Inc.(a)	1,011	19,249

		8,676,376

Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)	9,661	81,925
Compass, Inc., Class A(a)(b)	23,531	94,595
Cushman & Wakefield PLC(a)(b)	13,512	194,978
DigitalBridge Group, Inc.(b)	13,025	192,770
Doma Holdings, Inc.(a)	15,484	10,994
Douglas Elliman, Inc.	7,945	37,024
eXp World Holdings, Inc.	5,829	90,874
Forestar Group, Inc.(a)	1,439	21,412
FRP Holdings, Inc.(a)	664	37,297
Howard Hughes Corp.(a)(b)	3,177	271,602
Jones Lang LaSalle, Inc.(a)	4,114	760,555
Kennedy-Wilson Holdings, Inc.	10,231	182,930
Marcus & Millichap, Inc.	2,265	82,084
Newmark Group, Inc., Class A	12,314	105,531
Offerpad Solutions, Inc.(a)	5,731	5,258
Opendoor Technologies, Inc.(a)(b)	41,712	91,349
RE/MAX Holdings, Inc., Class A	1,306	29,790

Security	Shares	Value

Real Estate Management & Development (continued)
Redfin Corp.(a)	9,045	$67,657
RMR Group, Inc., Class A	1,255	38,930
St. Joe Co.	2,958	139,322
Stratus Properties, Inc.	583	12,838
Tejon Ranch Co.(a)	2,103	42,102
WeWork, Inc., Class A(a)(b)	21,084	33,523
Zillow Group, Inc., Class A(a)	5,248	225,454
Zillow Group, Inc., Class C(a)(b)	13,192	583,218

		3,434,012

Road & Rail — 1.1%
ArcBest Corp.	2,106	175,746
Avis Budget Group, Inc.(a)(b)	2,153	430,686
Bird Global, Inc., Class A(a)	23,350	5,478
Covenant Logistics Group, Inc.	582	19,299
Daseke, Inc.(a)	3,022	21,094
Heartland Express, Inc.	3,946	66,372
Hertz Global Holdings, Inc.(a)(b)	15,699	282,896
Knight-Swift Transportation Holdings, Inc.	13,417	792,945
Landstar System, Inc.	3,134	541,649
Lyft, Inc., Class A(a)	27,160	441,350
Marten Transport Ltd.	5,059	111,753
PAM Transportation Services, Inc.(a)	732	21,191
RXO, Inc.(a)	8,797	161,161
Ryder System, Inc.	4,158	392,557
Saia, Inc.(a)(b)	2,263	617,301
Schneider National, Inc., Class B	4,518	119,727
TuSimple Holdings, Inc., Class A(a)	11,964	25,124
U-Haul Holding Co.(b)	6,650	410,904
U-Haul Holding Co.	915	61,332
Universal Logistics Holdings, Inc.	635	22,809
Werner Enterprises, Inc.	5,548	260,590
XPO Logistics, Inc.(a)	8,565	341,401

		5,323,365

Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A(a)	4,029	50,322
Allegro MicroSystems, Inc.(a)	5,702	217,645
Alpha & Omega Semiconductor Ltd.(a)	1,877	61,866
Ambarella, Inc.(a)	3,120	280,301
Amkor Technology, Inc.	8,395	245,638
Atomera, Inc.(a)(b)	1,787	13,045
Axcelis Technologies, Inc.(a)	2,795	307,310
AXT, Inc.(a)	2,786	16,410
CEVA, Inc.(a)	1,900	62,928
Cirrus Logic, Inc.(a)	4,730	427,545
Cohu, Inc.(a)	4,250	153,340
Credo Technology Group Holding Ltd.(a)	7,964	138,016
Diodes, Inc.(a)	3,738	333,392
Entegris, Inc.	12,725	1,027,035
First Solar, Inc.(a)	9,112	1,618,291
FormFactor, Inc.(a)	6,706	188,707
Ichor Holdings Ltd.(a)	2,233	75,475
Impinj, Inc.(a)	1,858	241,131
indie Semiconductor, Inc., Class A(a)(b)	8,943	71,276
Kulicke & Soffa Industries, Inc.(b)	4,986	254,785
Lattice Semiconductor Corp.(a)	11,598	879,012
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,375	293,213
MaxLinear, Inc.(a)	6,365	262,238
MKS Instruments, Inc.(b)	4,959	507,405
Onto Innovation, Inc.(a)	4,106	322,937
PDF Solutions, Inc.(a)	2,455	78,020
Photronics, Inc.(a)	5,162	93,535

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	4,855	$417,967
Rambus, Inc.(a)	9,107	368,560
Rigetti Computing, Inc.(a)(b)	4,363	3,406
Semtech Corp.(a)	5,538	182,920
Silicon Laboratories, Inc.(a)(b)	2,840	445,624
SiTime Corp.(a)	1,428	164,548
SkyWater Technology, Inc.(a)	489	5,291
SMART Global Holdings, Inc.(a)	4,451	76,513
Synaptics, Inc.(a)	3,295	411,974
Transphorm, Inc.(a)	604	2,815
Ultra Clean Holdings, Inc.(a)	3,849	129,519
Universal Display Corp.	3,745	496,325
Veeco Instruments, Inc.(a)(b)	4,304	85,477
Wolfspeed, Inc.(a)(b)	10,578	814,612

		11,826,369

Software — 5.5%
8x8, Inc.(a)	10,183	47,962
A10 Networks, Inc.	5,658	87,586
ACI Worldwide, Inc.(a)	9,372	261,760
Adeia, Inc.	8,767	95,999
Agilysys, Inc.(a)	1,702	142,219
Alarm.com Holdings, Inc.(a)	4,194	224,798
Alkami Technology, Inc.(a)(b)	3,086	50,518
Altair Engineering, Inc., Class A(a)(b)	4,215	223,816
Alteryx, Inc., Class A(a)	4,936	273,899
American Software, Inc., Class A	2,858	43,470
Amplitude, Inc., Class A(a)(b)	4,637	66,680
Appfolio, Inc., Class A(a)	1,649	185,232
Appian Corp., Class A(a)(b)	3,484	144,116
Applied Digital Corp.(a)	7,878	24,422
AppLovin Corp., Class A(a)(b)	17,830	226,441
Arteris, Inc.(a)	2,238	14,055
Asana, Inc., Class A(a)	6,400	99,200
Aspen Technology, Inc.(a)(b)	2,344	465,870
Avaya Holdings Corp.(a)	6,638	2,370
AvePoint, Inc.(a)	11,158	49,876
Bentley Systems, Inc., Class B(b)	14,551	568,217
Bill.com Holdings, Inc.(a)(b)	8,512	984,157
Black Knight, Inc.(a)	13,300	805,847
Blackbaud, Inc.(a)	4,036	251,080
Blackline, Inc.(a)	4,795	344,281
Blend Labs, Inc., Class A(a)	15,665	26,004
Box, Inc., Class A(a)	11,679	373,611
C3.ai, Inc., Class A(a)(b)	5,594	111,041
CCC Intelligent Solutions Holdings, Inc.(a)(b)	15,063	139,333
Cerence, Inc.(a)	3,325	81,529
Ceridian HCM Holding, Inc.(a)	11,834	855,361
Cipher Mining, Inc.(a)(b)	6,457	7,748
Cleanspark, Inc.(a)(b)	3,678	11,659
Clear Secure, Inc., Class A	5,094	159,901
CommVault Systems, Inc.(a)	3,699	230,189
Confluent, Inc., Class A(a)(b)	10,234	236,405
Consensus Cloud Solutions, Inc.(a)	1,609	94,561
Couchbase, Inc.(a)	2,254	33,337
Coupa Software, Inc.(a)	6,451	515,564
CS Disco, Inc.(a)(b)	1,938	16,105
Cvent Holding Corp.(a)	3,662	29,552
Digimarc Corp.(a)(b)	1,146	22,897
Digital Turbine, Inc.(a)	8,227	142,821
Dolby Laboratories, Inc., Class A	5,296	421,350
Domo, Inc., Class B(a)	2,863	44,405

Security	Shares	Value

Software (continued)
DoubleVerify Holdings, Inc.(a)(b)	6,415	$174,424
Dropbox, Inc., Class A(a)	23,117	537,008
Duck Creek Technologies, Inc.(a)	6,745	127,683
Dynatrace, Inc.(a)	16,741	643,357
E2open Parent Holdings, Inc.(a)	17,189	118,604
Ebix, Inc.	2,170	41,360
eGain Corp.(a)	1,349	13,112
Elastic NV(a)(b)	6,502	382,578
Enfusion, Inc., Class A(a)	2,593	30,805
EngageSmart, Inc.(a)	2,975	58,607
Envestnet, Inc.(a)	3,481	226,265
Everbridge, Inc.(a)	3,458	110,518
EverCommerce, Inc.(a)	2,329	24,059
Fair Isaac Corp.(a)	2,083	1,387,174
Five9, Inc.(a)	6,039	475,752
ForgeRock, Inc., Class A(a)	3,519	69,887
Gen Digital, Inc.	48,118	1,107,195
Greenidge Generation Holdings, Inc.(a)(b)	740	622
Guidewire Software, Inc.(a)	6,854	501,987
Informatica, Inc., Class A(a)(b)	3,104	55,251
Instructure Holdings, Inc.(a)(b)	1,483	40,085
Intapp, Inc.(a)	1,383	40,079
InterDigital, Inc.	2,578	180,331
IronNet, Inc.(a)	7,921	3,160
Jamf Holding Corp.(a)(b)	5,921	117,650
KnowBe4, Inc., Class A(a)	5,931	147,623
Latch, Inc.(a)	13,137	12,079
LivePerson, Inc.(a)	5,836	75,168
LiveRamp Holdings, Inc.(a)	5,773	154,485
LiveVox Holdings, Inc.(a)(b)	4,247	12,359
Manhattan Associates, Inc.(a)	5,341	696,253
Marathon Digital Holdings, Inc.(a)(b)	10,727	77,342
Matterport, Inc.(a)	18,429	64,870
MeridianLink, Inc.(a)	1,817	28,854
MicroStrategy, Inc., Class A(a)(b)	830	208,936
Mitek Systems, Inc.(a)(b)	3,619	35,683
Model N, Inc.(a)	3,216	127,547
Momentive Global, Inc.(a)	10,962	84,517
N-able, Inc.(a)	5,651	58,036
nCino, Inc.(a)(b)	6,080	173,888
NCR Corp.(a)	11,161	306,035
New Relic, Inc.(a)	4,564	278,632
NextNav, Inc.(a)	7,268	21,513
Nutanix, Inc., Class A(a)	19,667	548,119
Olo, Inc., Class A(a)	7,636	61,241
ON24, Inc.(a)	3,909	36,275
OneSpan, Inc.(a)	3,402	46,982
PagerDuty, Inc.(a)	7,209	214,756
Paycor HCM, Inc.(a)	4,897	122,964
Paylocity Holding Corp.(a)	3,417	711,727
Pegasystems, Inc.(b)	3,390	131,803
Porch Group, Inc.(a)(b)	6,376	18,809
PowerSchool Holdings, Inc., Class A(a)	3,922	88,323
Procore Technologies, Inc.(a)	6,114	342,078
Progress Software Corp.	3,515	186,436
PROS Holdings, Inc.(a)	3,695	93,114
PTC, Inc.(a)	9,051	1,220,799
Q2 Holdings, Inc.(a)	4,726	154,635
Qualys, Inc.(a)(b)	3,220	371,459
Rapid7, Inc.(a)	5,036	200,785
Rimini Street, Inc.(a)	5,015	22,567
RingCentral, Inc., Class A(a)	7,588	296,160

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Riot Blockchain, Inc.(a)(b)	13,802	$86,539
Sapiens International Corp. NV	2,503	56,718
SecureWorks Corp., Class A(a)	715	5,734
SentinelOne, Inc., Class A(a)	16,075	242,572
ShotSpotter, Inc.(a)	960	37,008
Smartsheet, Inc., Class A(a)(b)	10,980	474,446
SolarWinds Corp.(a)	4,532	46,045
Sprout Social, Inc., Class A(a)(b)	3,983	254,792
SPS Commerce, Inc.(a)	3,147	428,244
Sumo Logic, Inc.(a)	10,017	118,501
Telos Corp.(a)(b)	5,532	26,830
Tenable Holdings, Inc.(a)	9,516	382,829
Teradata Corp.(a)	8,966	312,734
UiPath, Inc., Class A(a)(b)	31,571	484,931
Upland Software, Inc.(a)	2,117	18,481
Varonis Systems, Inc.(a)	9,477	244,886
Verint Systems, Inc.(a)	5,602	212,708
Veritone, Inc.(a)	2,089	17,652
Viant Technology, Inc., Class A(a)	704	3,196
Weave Communications, Inc.(a)	2,174	11,305
WM Technology, Inc.(a)	6,309	7,949
Workiva, Inc.(a)(b)	4,139	358,148
Xperi, Inc.(a)	3,506	36,287
Yext, Inc.(a)	9,099	63,238
Zeta Global Holdings Corp., Class A(a)	9,011	81,820
Zuora, Inc., Class A(a)	10,278	81,402

		27,232,644

Specialty Retail — 2.4%
Aaron’s Co., Inc.	2,311	33,856
Abercrombie & Fitch Co., Class A(a)	4,344	125,802
Academy Sports & Outdoors, Inc.	6,641	387,967
American Eagle Outfitters, Inc.	13,379	215,937
America’s Car-Mart, Inc.(a)(b)	542	46,688
Arko Corp.	8,041	67,464
Asbury Automotive Group, Inc.(a)	1,923	423,060
AutoNation, Inc.(a)	2,879	364,827
Bed Bath & Beyond, Inc.(a)(b)	6,499	18,327
Big 5 Sporting Goods Corp.	1,833	18,312
Boot Barn Holdings, Inc.(a)	2,578	215,237
Buckle, Inc.	2,622	115,368
Build-A-Bear Workshop, Inc.(a)	1,166	28,637
Caleres, Inc.	3,064	79,725
Camping World Holdings, Inc., Class A	3,186	80,956
Carvana Co.(a)(b)	8,859	90,096
Cato Corp., Class A	1,422	14,135
Chico’s FAS, Inc.(a)	10,071	53,074
Children’s Place, Inc.(a)	951	43,147
Citi Trends, Inc.(a)	733	23,075
Conn’s, Inc.(a)	1,303	12,261
Container Store Group, Inc.(a)	2,232	11,629
Designer Brands, Inc., Class A	4,442	45,797
Destination XL Group, Inc.(a)	5,308	37,846
Dick’s Sporting Goods, Inc.	4,610	602,804
EVgo, Inc.(a)(b)	5,827	40,148
Express, Inc.(a)	8,993	10,432
Five Below, Inc.(a)(b)	4,681	922,765
Floor & Decor Holdings, Inc., Class A(a)(b)	8,876	805,674
Foot Locker, Inc.	6,796	295,694
GameStop Corp., Class A(a)(b)	22,683	496,077
Gap, Inc.	17,257	234,177
Genesco, Inc.(a)	940	45,393

Security	Shares	Value

Specialty Retail (continued)
Group 1 Automotive, Inc.	1,201	$256,834
GrowGeneration Corp.(a)(b)	4,901	25,289
Guess?, Inc.	3,028	70,159
Haverty Furniture Cos., Inc.	1,178	41,136
Hibbett, Inc.	1,169	77,575
JOANN, Inc.(b)	747	2,928
Leslie’s, Inc.(a)	13,777	213,406
Lithia Motors, Inc.	2,309	607,729
LL Flooring Holdings, Inc.(a)	2,032	12,314
MarineMax, Inc.(a)(b)	1,817	56,781
Monro, Inc.	2,771	141,044
Murphy USA, Inc.	1,772	482,037
National Vision Holdings, Inc.(a)(b)	6,558	269,534
ODP Corp.(a)	3,337	172,189
OneWater Marine, Inc., Class A(a)	699	22,885
Penske Automotive Group, Inc.(b)	2,194	280,437
Petco Health & Wellness Co., Inc.(a)(b)	7,307	85,419
Rent-A-Center, Inc., Class A	4,562	122,672
RH(a)(b)	1,639	511,352
Sally Beauty Holdings, Inc.(a)	9,344	145,579
Shoe Carnival, Inc.	1,497	40,883
Signet Jewelers Ltd.	3,975	305,320
Sleep Number Corp.(a)	1,883	64,738
Sonic Automotive, Inc., Class A	1,439	77,289
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	33,014
Tile Shop Holdings, Inc.(a)	4,103	20,515
Tilly’s, Inc., Class A(a)	1,735	15,372
Torrid Holdings, Inc.(a)	1,152	4,285
TravelCenters of America, Inc.(a)	1,175	53,486
Urban Outfitters, Inc.(a)	5,526	151,357
Victoria’s Secret & Co.(a)	6,992	294,713
Volta, Inc.(a)	12,471	10,703
Warby Parker, Inc., Class A(a)	7,027	113,486
Williams-Sonoma, Inc.(b)	5,581	753,100
Winmark Corp.	217	60,934
Zumiez, Inc.(a)	1,014	26,192

		11,629,073

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.(a)	2,843	86,171
Corsair Gaming, Inc.(a)(b)	3,296	51,846
Diebold Nixdorf, Inc.(a)	5,472	13,078
Eastman Kodak Co.(a)(b)	5,301	19,137
IonQ, Inc.(a)(b)	10,128	44,968
Pure Storage, Inc., Class A(a)	24,250	701,795
Super Micro Computer, Inc.(a)	3,948	285,559
Turtle Beach Corp.(a)	1,439	13,671
Xerox Holdings Corp.	10,125	165,847

		1,382,072

Textiles, Apparel & Luxury Goods — 1.4%
Allbirds, Inc., Class A(a)	7,995	21,986
Capri Holdings Ltd.(a)	10,827	719,887
Carter’s, Inc.	3,172	264,450
Columbia Sportswear Co.	3,150	302,085
Crocs, Inc.(a)	5,202	633,448
Deckers Outdoor Corp.(a)	2,258	965,250
Ermenegildo Zegna NV(b)	4,292	49,186
Fossil Group, Inc.(a)	3,602	20,459
G-III Apparel Group Ltd.(a)	3,721	62,959
Hanesbrands, Inc.	30,546	257,808
Kontoor Brands, Inc.	4,793	228,914
Movado Group, Inc.	1,443	51,025

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	1,292	$151,448
PLBY Group, Inc.(a)(b)	2,295	6,701
PVH Corp.	5,652	508,115
Ralph Lauren Corp.	3,522	436,200
Rocky Brands, Inc.	446	14,040
Skechers USA, Inc., Class A(a)	11,383	548,091
Steven Madden Ltd.	6,446	231,089
Superior Group of Cos., Inc.	682	8,136
Tapestry, Inc.	20,776	946,762
Under Armour, Inc., Class A(a)	16,859	208,883
Under Armour, Inc., Class C(a)	15,972	174,095
Unifi, Inc.(a)(b)	1,316	11,252
Wolverine World Wide, Inc.	6,804	109,749

		6,932,018

Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.(a)	4,982	239,734
Blue Foundry Bancorp(a)	2,426	28,821
Bridgewater Bancshares, Inc.(a)	2,254	35,072
Capitol Federal Financial, Inc.	10,269	85,951
Columbia Financial, Inc.(a)	3,454	68,562
Enact Holdings, Inc.	2,775	69,791
Essent Group Ltd.	9,369	412,517
Federal Agricultural Mortgage Corp., Class C	749	99,594
Finance of America Cos., Inc., Class A(a)	2,141	3,768
Greene County Bancorp, Inc.	465	22,762
Hingham Institution for Savings	156	45,605
Home Bancorp, Inc.	574	22,042
Home Point Capital, Inc.	696	1,253
Kearny Financial Corp.	5,233	49,086
Luther Burbank Corp.	1,439	16,894
Merchants Bancorp	1,249	35,934
MGIC Investment Corp.	25,574	361,105
Mr. Cooper Group, Inc.(a)	5,845	268,812
New York Community Bancorp, Inc.	58,848	587,891
NMI Holdings, Inc., Class A(a)	6,928	160,937
Northfield Bancorp, Inc.	3,761	56,227
PennyMac Financial Services, Inc.	2,253	151,897
Pioneer Bancorp, Inc.(a)	2,062	23,197
Provident Bancorp, Inc.	1,807	16,299
Provident Financial Services, Inc.	5,360	125,746
Radian Group, Inc.	14,247	314,859
Southern Missouri Bancorp, Inc.	811	39,269
Sterling Bancorp, Inc.(a)	2,210	13,459
TFS Financial Corp.	5,043	71,863
TrustCo Bank Corp./New York	1,068	38,352
UWM Holdings Corp.(b)	8,390	38,426
Velocity Financial, Inc.(a)	531	5,358
Walker & Dunlop, Inc.	2,741	261,437
Waterstone Financial, Inc.	2,085	33,568
WSFS Financial Corp.	4,259	205,752

		4,011,840

Tobacco — 0.1%

22nd Century Group, Inc.(a)	11,373	12,510
Turning Point Brands, Inc.	869	20,170
Universal Corp.	2,187	118,907
Vector Group Ltd.	12,720	164,724

		316,311

Trading Companies & Distributors — 1.4%
Air Lease Corp.	8,661	389,485
Alta Equipment Group, Inc.	1,317	22,323

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	3,311	$474,168
Beacon Roofing Supply, Inc.(a)	4,256	242,081
BlueLinx Holdings, Inc.(a)	776	67,372
Boise Cascade Co.	3,449	258,572
Core & Main, Inc., Class A(a)(b)	6,214	137,143
Custom Truck One Source, Inc.(a)	5,253	37,191
Distribution Solutions Group, Inc.(a)	509	21,022
DXP Enterprises, Inc.(a)	1,267	38,390
GATX Corp.	3,091	353,765
Global Industrial Co.	1,047	27,526
GMS, Inc.(a)	3,639	215,866
H&E Equipment Services, Inc.	2,689	136,843
Herc Holdings, Inc.	2,098	325,861
Hudson Technologies, Inc.(a)	3,794	38,737
Karat Packaging, Inc.	226	3,397
McGrath RentCorp	1,986	197,686
MRC Global, Inc.(a)	6,861	93,310
MSC Industrial Direct Co., Inc., Class A	4,041	334,191
NOW, Inc.(a)	9,346	131,218
Rush Enterprises, Inc., Class A	3,445	185,375
Rush Enterprises, Inc., Class B	502	29,201
SiteOne Landscape Supply, Inc.(a)	3,730	565,132
Textainer Group Holdings Ltd.	3,582	121,430
Titan Machinery, Inc.(a)	1,776	78,037
Transcat, Inc.(a)	593	49,527
Triton International Ltd.	4,952	349,809
Univar Solutions, Inc.(a)	13,549	467,170
Veritiv Corp.	1,093	136,669
Watsco, Inc.	2,823	811,246
WESCO International, Inc.(a)	3,859	575,030

		6,914,773

Water Utilities — 0.4%
American States Water Co.	3,219	303,133
Artesian Resources Corp., Class A	632	37,225
California Water Service Group	4,669	285,603
Essential Utilities, Inc.	19,864	928,245
Global Water Resources, Inc.	1,533	21,814
Middlesex Water Co.	1,224	102,645
Pure Cycle Corp.(a)	1,157	10,378
SJW Group	2,337	180,907
York Water Co.	1,248	56,722

		1,926,672

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,230	70,937
KORE Group Holdings, Inc.(a)	4,103	10,258
Shenandoah Telecommunications Co.	4,339	84,828
Telephone & Data Systems, Inc.	8,841	118,204
U.S. Cellular Corp.(a)	1,290	31,553

		315,780

Total Common Stocks — 99.3% (Cost: $412,868,000)		488,954,020

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds (e) — 0.4%
iShares Russell 2000 ETF(b)	7,328	$1,403,166
iShares Russell Mid-Cap ETF	11,883	868,053

		2,271,219

Total Investment Companies — 0.4% (Cost: $2,132,509)		2,271,219

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc.	658	1,671
Gtx, Inc.(b)	23	23
Zogenix, Inc.(b)	4,246	2,887

		4,581

Total Rights — 0.0% (Cost: $2,935)		4,581

Total Long-Term Investments — 99.7% (Cost: $415,003,444)		491,229,820

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	44,639,211	44,665,994
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	1,189,481	1,189,481

Total Short-Term Securities — 9.3% (Cost: $45,838,569)		45,855,475

Total Investments — 109.0% (Cost: $460,842,013)		537,085,295

Liabilities in Excess of Other Assets — (9.0)%		(44,500,704)

Net Assets — 100.0%		$492,584,591

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $36,690, representing less than 0.05% of its net assets as of period end, and an original cost of $24,157.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,333,029	$—	$(9,701,494	)(a)	$15,069	$19,390	$44,665,994	44,639,211	$278,707	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,668,772	—	(479,291	)(a)	—	—	1,189,481	1,189,481	28,178		—
iShares Russell 2000 ETF	4,705,593	21,659,418	(24,886,211)		134,480	(210,114)	1,403,166	7,328	27,606		—
iShares Russell Mid-Cap ETF	2,872,901	13,800,448	(15,800,689)		146,501	(151,108)	868,053	11,883	19,215		—

					$296,050	$(341,832)	$48,126,694		$353,706		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	9	03/17/23	$873	$10,399
S&P 400 E-Mini Index	3	03/17/23	799	11,741

				$22,140

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$22,140	$—	$—	$—	$22,140

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(88,375)	$—	$—	$—	$(88,375)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(78,417)	$—	$—	$—	$(78,417)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,274,950

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,251,256	$—	$—	$9,251,256
Air Freight & Logistics	1,380,354	—	—	1,380,354
Airlines	2,558,382	—	—	2,558,382
Auto Components	5,606,020	—	—	5,606,020

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Automobiles	$1,308,982	$—	$—	$1,308,982
Banks	31,952,027	—	—	31,952,027
Beverages	1,491,574	—	—	1,491,574
Biotechnology	20,959,144	—	—	20,959,144
Building Products	10,654,025	—	—	10,654,025
Capital Markets	14,667,143	—	—	14,667,143
Chemicals	9,730,775	—	—	9,730,775
Commercial Services & Supplies	5,901,348	—	—	5,901,348
Communications Equipment	4,600,303	—	—	4,600,303
Construction & Engineering	8,545,446	—	—	8,545,446
Construction Materials	814,015	—	—	814,015
Consumer Finance	3,247,796	—	—	3,247,796
Containers & Packaging	7,650,057	13,247	—	7,663,304
Distributors	1,312,614	—	—	1,312,614
Diversified Consumer Services	4,521,709	—	—	4,521,709
Diversified Financial Services	1,266,348	—	—	1,266,348
Diversified Telecommunication Services	2,125,351	—	—	2,125,351
Electric Utilities	4,455,586	—	—	4,455,586
Electrical Equipment	8,564,391	—	—	8,564,391
Electronic Equipment, Instruments & Components	10,270,320	—	—	10,270,320
Energy Equipment & Services	5,440,935	—	—	5,440,935
Entertainment	2,952,618	—	—	2,952,618
Equity Real Estate Investment Trusts (REITs)	35,988,153	—	—	35,988,153
Food & Staples Retailing	4,831,146	—	—	4,831,146
Food Products	6,514,632	—	—	6,514,632
Gas Utilities	3,715,052	—	—	3,715,052
Health Care Equipment & Supplies	13,211,330	121,579	—	13,332,909
Health Care Providers & Services	12,047,159	—	—	12,047,159
Health Care Technology	2,213,641	—	—	2,213,641
Hotels, Restaurants & Leisure	13,595,271	—	—	13,595,271
Household Durables	7,899,464	—	—	7,899,464
Household Products	972,424	—	—	972,424
Independent Power and Renewable Electricity Producers	2,096,362	—	—	2,096,362
Industrial Conglomerates	50,034	—	—	50,034
Insurance	16,665,500	—	—	16,665,500
Interactive Media & Services	2,185,198	—	—	2,185,198
Internet & Direct Marketing Retail	1,040,553	—	—	1,040,553
IT Services	12,133,568	—	—	12,133,568
Leisure Products	3,297,738	—	—	3,297,738
Life Sciences Tools & Services	7,534,334	—	—	7,534,334
Machinery	19,801,061	—	—	19,801,061
Marine	889,743	—	—	889,743
Media	5,502,010	—	—	5,502,010
Metals & Mining	9,996,340	—	—	9,996,340
Mortgage Real Estate Investment Trusts (REITs)	5,098,200	—	—	5,098,200
Multiline Retail	1,591,782	—	—	1,591,782
Multi-Utilities	1,944,266	—	—	1,944,266
Oil, Gas & Consumable Fuels	18,558,990	—	—	18,558,990
Paper & Forest Products	727,131	—	—	727,131
Personal Products	1,984,439	—	—	1,984,439
Pharmaceuticals	5,547,159	36,690	—	5,583,849
Professional Services	8,676,376	—	—	8,676,376
Real Estate Management & Development	3,434,012	—	—	3,434,012
Road & Rail	5,323,365	—	—	5,323,365
Semiconductors & Semiconductor Equipment	11,826,369	—	—	11,826,369
Software	27,232,644	—	—	27,232,644
Specialty Retail	11,629,073	—	—	11,629,073
Technology Hardware, Storage & Peripherals	1,382,072	—	—	1,382,072
Textiles, Apparel & Luxury Goods	6,932,018	—	—	6,932,018
Thrifts & Mortgage Finance	4,011,840	—	—	4,011,840
Tobacco	316,311	—	—	316,311
Trading Companies & Distributors	6,914,773	—	—	6,914,773
Water Utilities	1,926,672	—	—	1,926,672

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Wireless Telecommunication Services	$315,780	$—	$—	$315,780
Investment Companies	2,271,219	—	—	2,271,219
Rights	—	—	4,581	4,581
Short-Term Securities
Money Market Funds	45,855,475	—	—	45,855,475

	$536,909,198	$171,516	$4,581	$537,085,295

Derivative Financial Instruments(a)
Assets
Equity Contracts	$22,140	$—	$—	$22,140

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)	1,832	$94,238
Aerojet Rocketdyne Holdings, Inc.(a)	4,972	278,034
AeroVironment, Inc.(a)	1,729	153,829
AerSale Corp.(a)	1,566	29,143
Archer Aviation, Inc., Class A(a)	8,285	24,027
Astra Space, Inc.(a)	13,517	8,594
Astronics Corp.(a)	3,153	46,822
Axon Enterprise, Inc.(a)	4,476	874,789
Boeing Co.(a)	36,240	7,719,120
BWX Technologies, Inc.	5,820	354,205
Cadre Holdings, Inc.	1,180	27,010
Curtiss-Wright Corp.	2,464	408,531
Ducommun, Inc.(a)	1,004	58,011
General Dynamics Corp.	16,094	3,750,868
HEICO Corp.	2,882	492,678
HEICO Corp., Class A	5,200	695,136
Hexcel Corp.	5,227	368,922
Howmet Aerospace, Inc.	24,158	982,989
Huntington Ingalls Industries, Inc.	2,645	583,328
Kaman Corp.	1,670	42,117
Kratos Defense & Security Solutions, Inc.(a)	8,184	93,707
L3Harris Technologies, Inc.	12,584	2,703,295
Lockheed Martin Corp.	15,445	7,155,051
Maxar Technologies, Inc.	4,526	233,858
Mercury Systems, Inc.(a)	3,868	193,342
Moog, Inc., Class A	1,740	165,857
National Presto Industries, Inc.	532	40,757
Northrop Grumman Corp.	9,662	4,328,962
Park Aerospace Corp.	2,497	34,733
Parsons Corp.(a)	2,481	107,973
Raytheon Technologies Corp.	97,229	9,708,316
Rocket Lab USA, Inc.(a)	13,537	67,279
Spirit AeroSystems Holdings, Inc., Class A	6,835	247,085
Textron, Inc.	13,760	1,002,416
TransDigm Group, Inc.	3,397	2,438,197
Triumph Group, Inc.(a)	3,986	45,401
V2X, Inc.(a)	1,014	44,778
Virgin Galactic Holdings, Inc.(a)(b)	14,613	80,664
Woodward, Inc.	3,975	406,484

		46,090,546

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	4,072	115,278
Atlas Air Worldwide Holdings, Inc.(a)	1,942	198,492
CH Robinson Worldwide, Inc.	7,761	777,419
Expeditors International of Washington, Inc.	10,450	1,130,168
FedEx Corp.	15,868	3,076,170
Forward Air Corp.	1,607	173,315
GXO Logistics, Inc.(a)	6,975	365,002
Hub Group, Inc., Class A(a)	2,086	177,873
Radiant Logistics, Inc.(a)	1,065	5,975
United Parcel Service, Inc., Class B	48,536	8,990,323

		15,010,015

Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,017	411,593
Allegiant Travel Co.(a)	932	80,180
American Airlines Group, Inc.(a)	42,855	691,680
Blade Air Mobility, Inc.(a)	4,235	18,888
Copa Holdings SA, Class A(a)(b)	2,021	186,094
Delta Air Lines, Inc.(a)	41,928	1,639,385

Security	Shares	Value

Airlines (continued)
Frontier Group Holdings, Inc.(a)	3,537	$44,495
Hawaiian Holdings, Inc.(a)	2,898	35,703
JetBlue Airways Corp.(a)	21,282	170,256
Joby Aviation, Inc.(a)(b)	15,127	66,861
SkyWest, Inc.(a)	2,859	59,353
Southwest Airlines Co.	38,928	1,392,454
Spirit Airlines, Inc.	7,552	149,832
Sun Country Airlines Holdings, Inc.(a)	2,011	37,545
United Airlines Holdings, Inc.(a)	21,600	1,057,536
Wheels Up Experience, Inc.(a)	10,220	12,571

		6,054,426

Auto Components — 0.2%
Adient PLC(a)(b)	6,311	284,121
American Axle & Manufacturing Holdings, Inc.(a)	6,123	54,311
Aptiv PLC(a)	17,938	2,028,608
BorgWarner, Inc.	15,221	719,649
Dana, Inc.	8,323	150,979
Dorman Products, Inc.(a)	1,899	184,317
Fox Factory Holding Corp.(a)(b)	2,920	344,823
Gentex Corp.	15,283	451,001
Gentherm, Inc.(a)	2,298	171,040
Goodyear Tire & Rubber Co.(a)	17,489	196,751
Holley, Inc.(a)(b)	3,298	10,916
LCI Industries	1,693	189,989
Lear Corp.	3,862	563,002
Luminar Technologies, Inc.(a)(b)	15,044	100,344
Modine Manufacturing Co.(a)	3,006	71,813
Motorcar Parts of America, Inc.(a)	702	10,221
Patrick Industries, Inc.	1,396	99,074
QuantumScape Corp.(a)(b)	16,780	142,798
Solid Power, Inc.(a)	8,899	29,812
Standard Motor Products, Inc.	1,696	68,620
Stoneridge, Inc.(a)	1,548	38,174
Visteon Corp.(a)	1,834	286,728
XPEL, Inc.(a)	1,523	115,855

		6,312,946

Automobiles — 1.4%
Canoo, Inc.(a)(b)	7,133	8,560
Cenntro Electric Group Ltd.(a)	12,749	9,724
Faraday Future Intelligent Electric, Inc.(a)(b)	8,813	7,491
Fisker, Inc.(a)(b)	13,305	99,122
Ford Motor Co.	260,660	3,521,516
General Motors Co.	94,364	3,710,392
Harley-Davidson, Inc.	8,826	406,261
Lordstown Motors Corp., Class A(a)(b)	9,338	12,233
Lucid Group, Inc.(a)(b)	33,533	392,001
Rivian Automotive, Inc., Class A(a)	33,896	657,582
Tesla, Inc.(a)(b)	170,871	29,598,275
Thor Industries, Inc.	3,278	312,492
Winnebago Industries, Inc.(b)	2,035	129,589
Workhorse Group, Inc.(a)(b)	13,953	30,836

		38,896,074

Banks — 4.1%
1st Source Corp.	2,496	122,778
ACNB Corp.	658	25,892
Amalgamated Financial Corp.	666	15,285
Amerant Bancorp, Inc.	1,476	41,092
American National Bankshares, Inc.	234	8,099
Ameris Bancorp.	3,711	175,011
Arrow Financial Corp.	510	16,784
Associated Banc-Corp.	9,965	223,316

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Atlantic Union Bankshares Corp.	5,090	$196,932
Banc of California, Inc.	6,112	106,471
BancFirst Corp.	1,304	112,314
Bancorp, Inc.(a)	1,904	64,603
Bank First Corp.	578	46,159
Bank of America Corp.	464,901	16,494,687
Bank of Hawaii Corp.	3,114	238,190
Bank of Marin Bancorp.	1,301	39,641
Bank of NT Butterfield & Son Ltd.	3,623	115,791
Bank OZK	7,732	353,120
BankUnited, Inc.	2,969	111,753
Banner Corp.	981	63,598
Bar Harbor Bankshares	1,349	41,913
BayCom Corp.	1,314	26,425
BCB Bancorp, Inc.	1,342	24,143
Berkshire Hills Bancorp, Inc.	1,900	58,995
Blue Ridge Bankshares, Inc.	1,301	16,471
BOK Financial Corp.	2,080	209,040
Brookline Bancorp, Inc.	3,524	46,094
Business First Bancshares, Inc.	1,155	23,955
Byline Bancorp, Inc.	1,662	41,218
Cadence Bank	6,933	177,346
Cambridge Bancorp.	547	43,760
Camden National Corp.	1,025	43,286
Capital Bancorp, Inc.	643	13,824
Capital City Bank Group, Inc.	1,111	36,074
Capstar Financial Holdings, Inc.	1,127	19,621
Carter Bankshares, Inc.(a)	1,048	17,418
Cathay General Bancorp.	5,920	260,243
Central Pacific Financial Corp.	427	9,650
Citigroup, Inc.	127,994	6,683,847
Citizens & Northern Corp.	1,802	42,635
Citizens Financial Group, Inc.	33,226	1,439,350
City Holding Co.	442	41,897
Civista Bancshares, Inc.	808	17,534
CNB Financial Corp.	1,531	36,928
Coastal Financial Corp.(a)	714	32,608
Colony Bankcorp, Inc.	1,564	20,160
Columbia Banking System, Inc.	2,735	84,539
Comerica, Inc.	9,072	665,068
Commerce Bancshares, Inc.	8,031	534,543
Community Bank System, Inc.	1,925	111,092
Community Trust Bancorp, Inc.	2,423	104,383
ConnectOne Bancorp, Inc.	2,102	49,965
CrossFirst Bankshares, Inc.(a)	2,745	37,057
Cullen/Frost Bankers, Inc.	3,919	510,567
Customers Bancorp, Inc.(a)	1,668	50,657
CVB Financial Corp.	7,213	174,699
Dime Community Bancshares, Inc.	1,767	52,692
Eagle Bancorp, Inc.	1,044	49,580
East West Bancorp, Inc.	9,671	759,367
Eastern Bankshares, Inc.	10,087	163,107
Enterprise Bancorp, Inc.	214	7,606
Enterprise Financial Services Corp.	2,436	129,888
Equity Bancshares, Inc., Class A	1,265	37,760
Esquire Financial Holdings, Inc.	654	30,437
Farmers & Merchants Bancorp, Inc.	828	23,557
Farmers National Banc Corp.	1,865	26,819
FB Financial Corp.	3,630	136,343
Fifth Third Bancorp	45,567	1,653,626
Financial Institutions, Inc.	1,577	38,968
First Bancorp, Inc.	314	9,313
First BanCorp/Puerto Rico	4,737	63,713

Security	Shares	Value

Banks (continued)
First Bancorp/Southern Pines NC	897	$35,745
First Bancshares, Inc.	1,176	36,044
First Bank	1,767	23,908
First Busey Corp.	4,173	99,609
First Business Financial Services, Inc.	758	27,136
First Citizens BancShares, Inc., Class A	788	612,812
First Commonwealth Financial Corp.	3,047	44,821
First Community Bankshares, Inc.	576	18,726
First Financial Bancorp	3,434	86,983
First Financial Bankshares, Inc.	8,460	301,345
First Financial Corp.	1,022	45,908
First Foundation, Inc.	3,066	47,615
First Guaranty Bancshares, Inc.	973	21,318
First Hawaiian, Inc.	9,199	252,421
First Horizon Corp.	34,745	859,244
First Internet Bancorp	258	6,783
First Interstate BancSystem, Inc., Class A	6,282	225,398
First Merchants Corp.	5,056	215,588
First Mid Bancshares, Inc.	1,619	52,018
First of Long Island Corp.	1,705	30,110
First Republic Bank	12,113	1,706,479
Five Star Bancorp	948	25,558
Flushing Financial Corp.	1,802	34,580
FNB Corp.	23,738	338,741
Fulton Financial Corp.	11,311	189,233
German American Bancorp, Inc.	2,925	112,671
Glacier Bancorp, Inc.	7,422	338,369
Great Southern Bancorp, Inc.	1,489	87,017
Guaranty Bancshares, Inc.	297	9,795
Hancock Whitney Corp.	5,243	269,910
Hanmi Financial Corp.	907	21,124
HarborOne Bancorp, Inc.	5,315	72,497
HBT Financial, Inc.	1,273	26,695
Heartland Financial USA, Inc.	2,831	140,050
Heritage Commerce Corp.	3,436	41,644
Heritage Financial Corp.	1,053	30,042
Hilltop Holdings, Inc.	3,539	115,725
Home BancShares, Inc.	13,023	310,859
HomeStreet, Inc.	954	26,302
HomeTrust Bancshares, Inc.	642	17,334
Hope Bancorp, Inc.	3,638	46,894
Horizon Bancorp, Inc.	2,632	41,164
Huntington Bancshares, Inc.	97,405	1,477,634
Independent Bank Corp.	2,993	186,457
Independent Bank Group, Inc.	2,212	135,596
International Bancshares Corp.	3,841	180,028
John Marshall Bancorp, Inc.	759	18,778
JPMorgan Chase & Co.	192,868	26,993,805
KeyCorp.	63,112	1,211,119
Lakeland Bancorp, Inc.	4,929	94,982
Lakeland Financial Corp.	1,478	104,509
Live Oak Bancshares, Inc.(b)	2,391	81,844
M&T Bank Corp.	11,434	1,783,704
Macatawa Bank Corp.	816	8,992
Mercantile Bank Corp.	497	17,062
Metrocity Bankshares, Inc.	1,908	38,580
Metropolitan Bank Holding Corp.(a)	533	31,650
Mid Penn Bancorp, Inc.	806	25,365
Midland States Bancorp, Inc.	963	24,537
MidWestOne Financial Group, Inc.	1,021	31,804
MVB Financial Corp.	865	19,099
National Bank Holdings Corp., Class A	2,275	96,073
NBT Bancorp, Inc.	1,281	50,356

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Nicolet Bankshares, Inc.(a)	940	$68,517
Northeast Bank	629	29,689
Northwest Bancshares, Inc.	4,246	60,038
OceanFirst Financial Corp.	4,668	111,659
OFG Bancorp	1,912	54,129
Old National Bancorp	19,289	337,557
Old Second Bancorp, Inc.	5,066	86,071
Origin Bancorp, Inc.	1,892	70,950
Orrstown Financial Services, Inc.	348	8,613
Pacific Premier Bancorp, Inc.	3,852	124,574
PacWest Bancorp	7,512	207,782
Park National Corp.	1,046	131,011
Pathward Financial, Inc.	1,236	61,330
PCB Bancorp	1,231	22,860
Peapack-Gladstone Financial Corp.	1,216	45,101
Peoples Bancorp, Inc.	3,439	102,035
Peoples Financial Services Corp.	546	27,835
Pinnacle Financial Partners, Inc.	4,868	383,258
PNC Financial Services Group, Inc.	27,155	4,492,252
Popular, Inc.	4,946	339,493
Preferred Bank/Los Angeles CA	305	21,695
Premier Financial Corp.	1,940	48,539
Primis Financial Corp.	1,942	22,993
Professional Holding Corp., Class A(a)	871	24,954
Prosperity Bancshares, Inc.	6,373	483,456
QCR Holdings, Inc.	904	47,514
RBB Bancorp	350	7,049
Red River Bancshares, Inc.	282	14,354
Regions Financial Corp.	63,073	1,484,738
Renasant Corp.	1,899	67,566
Republic Bancorp, Inc., Class A	1,265	56,900
Republic First Bancorp, Inc.(a)(b)	1,213	2,669
S&T Bancorp, Inc.	1,247	45,366
Sandy Spring Bancorp, Inc.	2,975	100,555
Seacoast Banking Corp. of Florida	2,936	94,275
ServisFirst Bancshares, Inc.	3,496	238,357
Shore Bancshares, Inc.	2,166	37,862
Sierra Bancorp	1,347	28,368
Signature Bank	4,208	542,622
Silvergate Capital Corp., Class A(a)(b)	2,042	29,078
Simmons First National Corp., Class A	6,948	155,010
SmartFinancial, Inc.	1,272	34,306
South Plains Financial, Inc.	1,099	30,882
Southern First Bancshares, Inc.(a)	161	6,776
Southside Bancshares, Inc.	1,208	45,759
SouthState Corp.	4,925	392,030
Stellar Bancorp, Inc.	2,975	83,627
Stock Yards Bancorp, Inc.	2,417	144,923
Summit Financial Group, Inc.	488	12,664
SVB Financial Group(a)	3,865	1,168,931
Synovus Financial Corp.	9,937	416,857
Texas Capital Bancshares, Inc.(a)	3,412	225,431
Third Coast Bancshares, Inc.(a)	1,211	22,452
Tompkins Financial Corp.	1,151	86,705
Towne Bank	6,068	184,892
TriCo Bancshares	2,838	143,461
Triumph Financial, Inc.(a)	1,435	79,973
Truist Financial Corp.	88,746	4,383,165
Trustmark Corp.	3,530	102,794
U.S. Bancorp	89,874	4,475,725
UMB Financial Corp.	3,024	272,735
Umpqua Holdings Corp.	16,107	293,147

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	8,494	$341,459
United Community Banks, Inc.	3,642	118,511
Univest Financial Corp.	4,249	115,360
USCB Financial Holdings, Inc.(a)(b)	1,758	21,096
Valley National Bancorp	28,846	342,690
Veritex Holdings, Inc.	2,661	74,907
Washington Federal, Inc.	4,414	156,520
Washington Trust Bancorp, Inc.	2,282	97,601
Webster Financial Corp.	11,936	628,430
Wells Fargo & Co.	251,433	11,784,665
WesBanco, Inc.	4,292	159,534
West BanCorp., Inc.	1,337	29,280
Westamerica BanCorp	987	54,838
Western Alliance Bancorp	6,952	523,972
Wintrust Financial Corp.	3,955	361,764
Zions Bancorp NA	10,022	532,770

		111,428,792

Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)	590	229,280
Brown-Forman Corp., Class A	2,982	198,303
Brown-Forman Corp., Class B	12,110	806,284
Celsius Holdings, Inc.(a)(b)	3,684	369,579
Coca-Cola Co.	258,343	15,841,593
Coca-Cola Consolidated, Inc.	320	162,170
Constellation Brands, Inc., Class A	10,076	2,332,796
Duckhorn Portfolio, Inc.(a)(b)	2,594	41,971
Keurig Dr. Pepper, Inc.	57,064	2,013,218
MGP Ingredients, Inc.	794	77,447
Molson Coors Beverage Co., Class B	11,504	604,880
Monster Beverage Corp.(a)	24,242	2,523,107
National Beverage Corp.(a)	1,540	68,068
PepsiCo, Inc.	91,347	15,622,164
Primo Water Corp.	10,816	169,270
Vintage Wine Estates, Inc.(a)	2,418	6,915
Vita Coco Co., Inc.(a)(b)	2,013	27,316

		41,094,361

Biotechnology — 2.1%
2seventy bio, Inc.(a)	3,031	41,222
4D Molecular Therapeutics, Inc.(a)	2,112	44,458
Aadi Bioscience, Inc.(a)(b)	1,787	22,552
Absci Corp.(a)	3,217	10,101
ACADIA Pharmaceuticals, Inc.(a)	7,957	151,422
Adicet Bio, Inc.(a)(b)	1,548	14,164
ADMA Biologics, Inc.(a)	12,578	46,413
Aerovate Therapeutics, Inc.(a)(b)	433	9,894
Affimed NV(a)	6,814	8,790
Agenus, Inc.(a)	23,370	60,996
Agios Pharmaceuticals, Inc.(a)	3,560	104,949
Akero Therapeutics, Inc.(a)	1,977	97,862
Albireo Pharma, Inc.(a)	1,706	76,190
Alector, Inc.(a)	2,986	26,337
Alkermes PLC(a)	10,994	314,868
Allogene Therapeutics, Inc.(a)(b)	5,719	44,151
Allovir, Inc.(a)(b)	1,851	10,699
Alnylam Pharmaceuticals, Inc.(a)	8,151	1,845,386
Alpine Immune Sciences, Inc.(a)	2,578	21,655
ALX Oncology Holdings, Inc.(a)(b)	841	7,821
Amgen, Inc.	35,242	8,895,081
Amicus Therapeutics, Inc.(a)	17,257	225,031
AnaptysBio, Inc.(a)	865	21,530
Anavex Life Sciences Corp.(a)(b)	5,256	57,133
Anika Therapeutics, Inc.(a)	1,304	40,437

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Apellis Pharmaceuticals, Inc.(a)(b)	6,350	$334,836
Arbutus Biopharma Corp.(a)	7,498	22,569
Arcellx, Inc.(a)	1,982	66,219
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	27,025
Arcus Biosciences, Inc.(a)	3,707	80,182
Arcutis Biotherapeutics, Inc.(a)(b)	2,914	48,285
Arrowhead Pharmaceuticals, Inc.(a)	6,489	227,050
Atara Biotherapeutics, Inc.(a)	4,529	22,962
Aura Biosciences, Inc.(a)	1,601	16,666
Aurinia Pharmaceuticals, Inc.(a)	8,475	76,699
Avid Bioservices, Inc.(a)	3,513	55,611
Avidity Biosciences, Inc.(a)(b)	3,751	88,899
Beam Therapeutics, Inc.(a)(b)	4,047	175,842
BioCryst Pharmaceuticals, Inc.(a)(b)	11,882	125,355
Biogen, Inc.(a)	9,446	2,747,841
Biohaven Ltd.(a)	4,113	78,517
BioMarin Pharmaceutical, Inc.(a)	12,099	1,395,620
Bioxcel Therapeutics, Inc.(a)(b)	1,041	29,689
Bluebird Bio, Inc.(a)	6,924	43,967
Blueprint Medicines Corp.(a)	3,677	171,863
Bridgebio Pharma, Inc.(a)	5,906	54,808
C4 Therapeutics, Inc.(a)	2,279	17,753
CareDx, Inc.(a)	2,931	43,789
Caribou Biosciences, Inc.(a)(b)	4,018	28,970
Catalyst Pharmaceuticals, Inc.(a)	6,914	107,098
Celldex Therapeutics, Inc.(a)	3,354	147,777
Century Therapeutics, Inc.(a)	1,185	5,415
Cerevel Therapeutics Holdings, Inc.(a)(b)	3,376	115,290
Chimerix, Inc.(a)	2,973	5,262
Chinook Therapeutics, Inc.(a)	3,112	78,640
Cogent Biosciences, Inc.(a)	4,083	61,490
Coherus Biosciences, Inc.(a)	6,286	53,305
Crinetics Pharmaceuticals, Inc.(a)	3,550	69,616
CTI BioPharma Corp.(a)	6,063	33,528
Cullinan Oncology, Inc.(a)	2,878	33,500
Cytokinetics, Inc.(a)	5,660	240,437
Day One Biopharmaceuticals, Inc.(a)	2,141	46,610
Deciphera Pharmaceuticals, Inc.(a)	3,552	60,420
Denali Therapeutics, Inc.(a)	7,099	214,887
Design Therapeutics, Inc.(a)	2,613	20,512
Dynavax Technologies Corp.(a)(b)	8,014	91,199
Dyne Therapeutics, Inc.(a)	1,550	22,630
Eagle Pharmaceuticals, Inc.(a)	611	20,737
Editas Medicine, Inc.(a)(b)	3,741	36,998
Eiger BioPharmaceuticals, Inc.(a)	3,702	7,034
Emergent BioSolutions, Inc.(a)	2,980	39,306
Enanta Pharmaceuticals, Inc.(a)	1,355	72,330
EQRx, Inc.(a)	13,686	33,531
Erasca, Inc.(a)	3,958	15,832
Exact Sciences Corp.(a)(b)	11,787	795,858
Exelixis, Inc.(a)	20,298	357,651
Fate Therapeutics, Inc.(a)	5,497	32,762
FibroGen, Inc.(a)	6,075	143,370
Foghorn Therapeutics, Inc.(a)	1,251	10,759
Generation Bio Co.(a)	2,726	16,083
Geron Corp.(a)	23,751	78,378
Gilead Sciences, Inc.	83,024	6,969,035
Gossamer Bio, Inc.(a)(b)	4,691	12,384
GreenLight Biosciences Holdings PBC(a)	9,590	10,453
Halozyme Therapeutics, Inc.(a)	8,793	455,214
Heron Therapeutics, Inc.(a)	5,088	13,788
HilleVax, Inc.(a)	1,399	23,923
Horizon Therapeutics PLC(a)	14,570	1,598,620

Security	Shares	Value

Biotechnology (continued)
Humacyte, Inc.(a)	12,017	$31,605
Icosavax, Inc.(a)	890	9,390
Ideaya Biosciences, Inc.(a)	3,400	57,902
IGM Biosciences, Inc.(a)	534	12,138
ImmunityBio, Inc.(a)(b)	7,947	30,199
ImmunoGen, Inc.(a)	15,645	71,967
Immunovant, Inc.(a)	3,376	59,992
Incyte Corp.(a)	12,192	1,038,027
Inhibrx, Inc.(a)	2,243	56,075
Inovio Pharmaceuticals, Inc.(a)(b)	12,025	19,962
Insmed, Inc.(a)	9,212	198,334
Instil Bio, Inc.(a)	3,486	2,837
Intellia Therapeutics, Inc.(a)	5,528	234,608
Intercept Pharmaceuticals, Inc.(a)	2,692	49,156
Invivyd, Inc.(a)(b)	2,455	5,597
Ionis Pharmaceuticals, Inc.(a)	9,446	376,612
Iovance Biotherapeutics, Inc.(a)	10,854	86,398
Ironwood Pharmaceuticals, Inc.(a)(b)	8,803	101,411
iTeos Therapeutics, Inc.(a)	2,020	42,218
IVERIC bio, Inc.(a)	8,753	202,194
Janux Therapeutics, Inc.(a)	958	21,277
Jounce Therapeutics, Inc.(a)	2,971	3,476
KalVista Pharmaceuticals, Inc.(a)	2,567	20,433
Karuna Therapeutics, Inc.(a)	1,997	398,182
Karyopharm Therapeutics, Inc.(a)	2,939	9,699
Keros Therapeutics, Inc.(a)	1,105	64,720
Kezar Life Sciences, Inc.(a)(b)	2,971	21,302
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,602	37,625
Kinnate Biopharma, Inc.(a)	3,251	24,480
Kodiak Sciences, Inc.(a)	1,928	15,578
Kronos Bio, Inc.(a)	2,376	5,702
Krystal Biotech, Inc.(a)	1,376	114,373
Kura Oncology, Inc.(a)	5,383	74,393
Kymera Therapeutics, Inc.(a)(b)	2,658	99,356
Lexicon Pharmaceuticals, Inc.(a)	1,529	3,425
Lyell Immunopharma, Inc.(a)(b)	11,179	36,555
MacroGenics, Inc.(a)	3,347	19,312
Madrigal Pharmaceuticals, Inc.(a)	942	271,532
MannKind Corp.(a)	15,218	83,242
MeiraGTx Holdings PLC(a)	2,029	16,962
Mersana Therapeutics, Inc.(a)	6,910	45,468
MiMedx Group, Inc.(a)(b)	5,597	21,660
Mirati Therapeutics, Inc.(a)	2,788	148,907
Mirum Pharmaceuticals, Inc.(a)	1,260	29,585
Moderna, Inc.(a)	21,906	3,856,770
Monte Rosa Therapeutics, Inc.(a)(b)	998	7,385
Morphic Holding, Inc.(a)	1,875	61,369
Myriad Genetics, Inc.(a)(b)	5,141	101,381
Natera, Inc.(a)	6,311	270,931
Neurocrine Biosciences, Inc.(a)	6,048	670,905
Nkarta, Inc.(a)	2,544	13,560
Novavax, Inc.(a)(b)	4,770	52,041
Nurix Therapeutics, Inc.(a)	3,236	39,770
Nuvalent, Inc., Class A(a)	1,542	46,646
Ocugen, Inc.(a)(b)	9,292	11,801
Organogenesis Holdings, Inc.(a)	6,610	16,922
Outlook Therapeutics, Inc.(a)	10,081	11,593
PepGen, Inc.(a)	1,713	26,757
PMV Pharmaceuticals, Inc.(a)(b)	2,919	23,936
Point Biopharma Global, Inc.(a)	4,612	36,896
Praxis Precision Medicines, Inc.(a)	1,900	9,462
Precigen, Inc.(a)	5,740	9,299
Prometheus Biosciences, Inc.(a)	2,353	267,442

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Protagonist Therapeutics, Inc.(a)	4,318	$57,386
Prothena Corp. PLC(a)	2,491	140,866
PTC Therapeutics, Inc.(a)	4,623	212,149
Rallybio Corp.(a)	1,815	12,596
RAPT Therapeutics, Inc.(a)	2,175	63,184
Recursion Pharmaceuticals, Inc., Class A(a)	9,184	76,503
Regeneron Pharmaceuticals, Inc.(a)	6,844	5,190,969
REGENXBIO, Inc.(a)	2,116	49,112
Relay Therapeutics, Inc.(a)	5,448	116,914
Replimune Group, Inc.(a)	3,154	87,839
Revolution Medicines, Inc.(a)	4,445	118,859
Rigel Pharmaceuticals, Inc.(a)	11,055	18,130
Rocket Pharmaceuticals, Inc.(a)	3,412	74,143
Sage Therapeutics, Inc.(a)(b)	3,162	140,203
Sana Biotechnology, Inc.(a)(b)	5,009	22,841
Sangamo Therapeutics, Inc.(a)(b)	6,311	22,025
Sarepta Therapeutics, Inc.(a)	5,507	688,210
Seagen, Inc.(a)	8,839	1,232,864
Seres Therapeutics, Inc.(a)	7,958	43,530
Sorrento Therapeutics, Inc.(a)	26,350	25,256
SpringWorks Therapeutics, Inc.(a)(b)	2,491	78,217
Stoke Therapeutics, Inc.(a)	1,062	10,578
Sutro Biopharma, Inc.(a)	2,510	18,172
Syndax Pharmaceuticals, Inc.(a)	3,759	107,883
Talaris Therapeutics, Inc.(a)	2,772	4,047
Tango Therapeutics, Inc.(a)	5,222	34,465
Tenaya Therapeutics, Inc.(a)(b)	1,213	4,148
TG Therapeutics, Inc.(a)(b)	9,740	148,340
Travere Therapeutics, Inc.(a)(b)	3,424	76,698
Twist Bioscience Corp.(a)(b)	3,793	108,821
Ultragenyx Pharmaceutical, Inc.(a)	4,648	210,694
United Therapeutics Corp.(a)	2,957	778,194
Vanda Pharmaceuticals, Inc.(a)	2,945	22,618
Vaxart, Inc.(a)	6,011	6,492
Vaxcyte, Inc.(a)	4,720	214,052
VBI Vaccines, Inc.(a)(b)	9,724	5,659
Vera Therapeutics, Inc.(a)	1,118	9,481
Veracyte, Inc.(a)	5,067	127,334
Vericel Corp.(a)	3,406	93,563
Vertex Pharmaceuticals, Inc.(a)	16,870	5,450,697
Verve Therapeutics, Inc.(a)(b)	3,190	72,573
Vir Biotechnology, Inc.(a)	4,475	132,236
Viridian Therapeutics, Inc.(a)	2,902	105,981
VistaGen Therapeutics, Inc.(a)(b)	9,627	2,491
Xencor, Inc.(a)(b)	3,868	127,335
Y-mAbs Therapeutics, Inc.(a)	1,877	8,428
Zentalis Pharmaceuticals, Inc.(a)(b)	3,109	73,372

		56,566,701

Building Products — 0.6%
A O Smith Corp.	8,253	558,728
AAON, Inc.	3,043	232,242
Advanced Drainage Systems, Inc.	4,421	445,814
Allegion PLC.	5,664	665,803
American Woodmark Corp.(a)	907	51,962
Apogee Enterprises, Inc.	1,427	66,841
Armstrong World Industries, Inc.	3,008	232,849
AZEK Co., Inc.(a)(b)	7,549	182,157
AZZ, Inc.	1,415	60,109
Builders FirstSource, Inc.(a)	10,002	797,159
Caesarstone Ltd.	2,414	15,063
Carlisle Cos., Inc.	3,397	852,172
Carrier Global Corp.	55,334	2,519,357

Security	Shares	Value

Building Products (continued)
CSW Industrials, Inc.	854	$115,469
Fortune Brands Innovations, Inc.	8,295	535,111
Gibraltar Industries, Inc.(a)	2,248	120,425
Griffon Corp.	3,346	136,785
Hayward Holdings, Inc.(a)(b)	4,513	60,880
Insteel Industries, Inc.	1,232	36,948
Janus International Group, Inc.(a)	5,152	56,672
JELD-WEN Holding, Inc.(a)	6,029	76,267
Johnson Controls International PLC.	45,574	3,170,583
Lennox International, Inc.	2,102	547,823
Masco Corp.	15,222	809,811
Masonite International Corp.(a)	1,365	124,515
Masterbrand, Inc.	8,295	76,314
Owens Corning	6,278	606,769
PGT Innovations, Inc.(a)	4,856	105,375
Quanex Building Products Corp.	1,892	48,984
Resideo Technologies, Inc.(a)	9,442	181,570
Simpson Manufacturing Co., Inc.	2,694	288,554
Trane Technologies PLC.	15,156	2,714,743
Trex Co., Inc.(a)	7,570	399,090
UFP Industries, Inc.	3,956	370,084
View, Inc.(a)(b)	4,259	3,492
Zurn Elkay Water Solutions Corp.	8,471	185,176

		17,451,696

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	2,454	423,904
Ameriprise Financial, Inc.	6,959	2,436,485
Ares Management Corp., Class A	10,140	841,519
Artisan Partners Asset Management, Inc., Class A	4,294	158,105
AssetMark Financial Holdings, Inc.(a)	965	25,611
Associated Capital Group, Inc., Class A(b)	82	3,120
Avantax, Inc.(a)	2,865	83,486
B. Riley Financial, Inc.	1,480	63,240
Bank of New York Mellon Corp.	48,635	2,459,472
BGC Partners, Inc., Class A	17,841	77,608
BlackRock, Inc.(c)	9,917	7,529,086
Blackstone, Inc., Class A	46,312	4,444,100
Blue Owl Capital, Inc.	28,528	358,882
Brightsphere Investment Group, Inc.	3,261	76,470
Carlyle Group, Inc.	13,623	490,019
Cboe Global Markets, Inc.	6,793	834,724
Charles Schwab Corp.	100,438	7,775,910
CME Group, Inc., Class A	23,725	4,191,258
Cohen & Steers, Inc.	1,830	134,450
Coinbase Global, Inc., Class A(a)(b)	10,304	602,578
Cowen, Inc., Class A	1,474	57,309
Diamond Hill Investment Group, Inc.	101	19,031
Donnelley Financial Solutions, Inc.(a)	2,020	92,132
Evercore, Inc., Class A	2,298	298,303
FactSet Research Systems, Inc.	2,505	1,059,465
Federated Hermes, Inc.	5,858	230,219
Focus Financial Partners, Inc., Class A(a)(b).	4,538	204,891
Franklin Resources, Inc.	18,526	578,011
GCM Grosvenor, Inc., Class A	2,165	19,398
Goldman Sachs Group, Inc.	21,698	7,937,345
Hamilton Lane, Inc., Class A	2,385	185,696
Houlihan Lokey, Inc.	3,340	330,894
Interactive Brokers Group, Inc., Class A	6,188	494,669
Intercontinental Exchange, Inc.	36,492	3,924,715
Invesco Ltd.	25,128	465,119
Janus Henderson Group PLC.	8,837	229,055
Jefferies Financial Group, Inc.	12,836	504,198

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
KKR & Co., Inc.	37,976	$2,119,441
Lazard Ltd., Class A	5,897	236,352
LPL Financial Holdings, Inc.	5,293	1,255,076
MarketAxess Holdings, Inc.	2,455	893,252
Moelis & Co., Class A	4,116	192,423
Moody’s Corp.	10,564	3,409,531
Morgan Stanley	81,696	7,951,472
Morningstar, Inc.	1,635	397,109
MSCI, Inc.	5,139	2,731,687
Nasdaq, Inc.	22,696	1,366,072
Northern Trust Corp.	13,700	1,328,489
Open Lending Corp., Class A(a)(b)	5,715	50,121
Oppenheimer Holdings, Inc., Class A	713	33,946
Perella Weinberg Partners	3,888	39,852
Piper Sandler Cos	1,151	163,557
PJT Partners, Inc., Class A	1,652	132,210
Raymond James Financial, Inc.	12,839	1,447,854
Robinhood Markets, Inc., Class A(a)	38,999	405,980
S&P Global, Inc.	21,508	8,064,210
Sculptor Capital Management, Inc.	904	8,398
SEI Investments Co.	6,938	433,139
State Street Corp.	24,250	2,214,752
StepStone Group, Inc., Class A	3,324	97,028
Stifel Financial Corp.	6,614	445,850
StoneX Group, Inc.(a)	1,163	102,204
T Rowe Price Group, Inc.	14,603	1,700,811
Tradeweb Markets, Inc., Class A	7,167	534,228
Victory Capital Holdings, Inc., Class A	1,129	33,464
Virtu Financial, Inc., Class A	6,992	135,016
Virtus Investment Partners, Inc.	369	79,291
WisdomTree, Inc.	8,155	46,973

		87,690,265

Chemicals — 1.9%
AdvanSix, Inc.	1,773	76,665
Air Products & Chemicals, Inc.	14,626	4,687,779
Albemarle Corp.	7,776	2,188,555
American Vanguard Corp.	2,757	62,281
Amyris, Inc.(a)(b)	10,201	16,220
Ashland, Inc.	3,359	367,038
Aspen Aerogels, Inc.(a)	1,334	14,007
Avient Corp.	6,205	251,427
Axalta Coating Systems Ltd.(a)	14,436	434,524
Balchem Corp.	2,008	262,305
Cabot Corp.	3,476	261,847
Celanese Corp.	7,112	876,198
CF Industries Holdings, Inc.	12,959	1,097,627
Chase Corp.	398	37,563
Chemours Co.	10,214	371,687
Corteva, Inc.	47,430	3,056,864
Danimer Scientific, Inc.(a)(b)	6,007	13,696
Diversey Holdings Ltd.(a)(b)	4,610	27,983
Dow, Inc.	46,702	2,771,764
DuPont de Nemours, Inc.	33,216	2,456,323
Eastman Chemical Co.	7,846	691,782
Ecolab, Inc.	16,436	2,544,786
Ecovyst, Inc.(a)	5,243	54,999
Element Solutions, Inc.	14,301	292,885
FMC Corp.	8,398	1,118,026
FutureFuel Corp.	1,697	15,731
Ginkgo Bioworks Holdings, Inc.(a)(b)	60,136	117,265
Hawkins, Inc.	1,121	43,719
HB Fuller Co.	3,352	231,623

Security	Shares	Value

Chemicals (continued)
Huntsman Corp.	12,243	$387,981
Ingevity Corp.(a)	2,428	200,164
Innospec, Inc.	1,590	179,702
International Flavors & Fragrances, Inc.	16,877	1,897,987
Intrepid Potash, Inc.(a)	1,114	36,461
Koppers Holdings, Inc.	1,501	51,950
Kronos Worldwide, Inc.	777	9,052
Linde PLC.	32,644	10,803,205
Livent Corp.(a)(b)	10,375	268,920
LSB Industries, Inc.(a)(b)	4,808	61,109
LyondellBasell Industries NV, Class A	16,731	1,617,720
Mativ Holdings, Inc.	4,082	112,500
Minerals Technologies, Inc.	2,032	141,122
Mosaic Co.	22,241	1,101,819
NewMarket Corp.	374	128,847
Olin Corp.	8,809	568,973
Origin Materials, Inc.(a)(b)	7,098	42,943
Orion Engineered Carbons SA	3,373	70,900
Perimeter Solutions SA(a)(b)	7,347	68,327
PPG Industries, Inc.	15,592	2,032,261
PureCycle Technologies, Inc.(a)	6,987	58,551
Quaker Chemical Corp.	858	168,914
Rayonier Advanced Materials, Inc.(a)	5,464	37,866
RPM International, Inc.	8,621	775,114
Scotts Miracle-Gro Co.	2,518	181,774
Sensient Technologies Corp.	2,722	206,028
Sherwin-Williams Co.	15,798	3,737,649
Stepan Co.	1,403	154,106
Trinseo PLC.	2,403	66,683
Tronox Holdings PLC, Class A	6,792	116,483
Valvoline, Inc.	11,880	435,521
Westlake Corp.(b)	2,070	254,093

		50,417,894

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	4,646	217,944
ACCO Brands Corp.	3,640	23,114
ACV Auctions, Inc., Class A(a)(b)	7,474	73,245
Aris Water Solution, Inc., Class A	1,316	20,385
Brady Corp., Class A	3,536	189,070
BrightView Holdings, Inc.(a)	2,533	20,137
Brink’s Co.	3,044	199,686
Casella Waste Systems, Inc., Class A(a)	3,078	246,609
Cimpress PLC(a)	966	31,579
Cintas Corp.	5,701	2,529,762
Clean Harbors, Inc.(a)	3,346	435,984
Copart, Inc.(a)	28,177	1,876,870
CoreCivic, Inc.(a)	8,030	85,439
Deluxe Corp.	2,249	44,957
Driven Brands Holdings, Inc.(a)(b)	3,595	104,938
Ennis, Inc.	1,476	31,350
GEO Group, Inc.(a)	4,668	53,682
Harsco Corp.(a)	4,861	38,596
Healthcare Services Group, Inc.	5,673	76,415
Heritage-Crystal Clean, Inc.(a)	1,201	44,677
HNI Corp.	2,341	74,374
IAA, Inc.(a)	8,849	369,269
Interface, Inc.	3,303	37,588
KAR Auction Services, Inc.(a)	7,187	104,643
Kimball International, Inc., Class B	1,050	7,770
Li-Cycle Holdings Corp.(a)	8,180	44,499
Liquidity Services, Inc.(a)	1,998	29,950
Matthews International Corp., Class A	2,063	76,414

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
MillerKnoll, Inc.	5,129	$122,481
Montrose Environmental Group, Inc.(a)(b)	1,946	105,395
MSA Safety, Inc.	2,318	316,152
Pitney Bowes, Inc.	4,309	18,572
Quad/Graphics, Inc.(a)	7,294	32,167
Republic Services, Inc.	13,636	1,702,045
Rollins, Inc.	14,960	544,544
SP Plus Corp.(a)	1,356	51,135
Steelcase, Inc., Class A	4,806	37,487
Stericycle, Inc.(a)	5,859	315,273
Tetra Tech, Inc.	3,406	529,701
UniFirst Corp.	954	189,312
Viad Corp.(a)	1,234	36,465
VSE Corp.	846	46,445
Waste Management, Inc.	27,110	4,194,730

		15,330,850

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	99,520
Arista Networks, Inc.(a)	16,108	2,029,930
Aviat Networks, Inc.(a)	336	10,870
Calix, Inc.(a)	3,944	207,612
Cambium Networks Corp.(a)	644	13,801
Casa Systems, Inc.(a)	501	1,713
Ciena Corp.(a)	9,906	515,310
Cisco Systems, Inc.	271,805	13,228,749
Clearfield, Inc.(a)	817	58,383
CommScope Holding Co., Inc.(a)	13,802	115,937
Comtech Telecommunications Corp.	1,632	25,884
Digi International, Inc.(a)	2,062	70,087
DZS, Inc.(a)	990	12,573
Extreme Networks, Inc.(a)	8,756	157,871
F5, Inc.(a)	3,842	567,310
Harmonic, Inc.(a)	6,424	84,604
Infinera Corp.(a)(b)	11,106	81,296
Inseego Corp.(a)(b)	4,327	5,019
Juniper Networks, Inc.	21,138	682,757
Lumentum Holdings, Inc.(a)(b)	4,472	269,125
Motorola Solutions, Inc.	10,866	2,792,671
NETGEAR, Inc.(a)	1,767	35,287
NetScout Systems, Inc.(a)	4,617	148,206
Ondas Holdings, Inc.(a)(b)	3,056	6,081
Ribbon Communications, Inc.(a)(b)	4,557	15,995
Ubiquiti, Inc.	369	107,807
Viasat, Inc.(a)(b)	4,544	156,541
Viavi Solutions, Inc.(a)	14,749	166,664

		21,667,603

Construction & Engineering — 0.2%
AECOM	8,717	760,733
Ameresco, Inc., Class A(a)(b)	2,330	150,215
API Group Corp.(a)	13,460	299,350
Arcosa, Inc.	3,111	184,389
Argan, Inc.	963	37,547
Comfort Systems USA, Inc.	2,306	279,118
Concrete Pumping Holdings, Inc.(a)(b)	1,884	15,336
Construction Partners, Inc., Class A(a)	2,954	83,569
Dycom Industries, Inc.(a)	1,865	177,865
EMCOR Group, Inc.	3,149	466,839
Fluor Corp.(a)	9,240	339,570
Granite Construction, Inc.	2,389	101,724
Great Lakes Dredge & Dock Corp.(a)	4,898	33,698
IES Holdings, Inc.(a)	991	39,452

Security	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.(a)	3,885	$381,624
MDU Resources Group, Inc.	13,340	412,339
MYR Group, Inc.(a)	942	93,314
Northwest Pipe Co.(a)	487	18,214
Primoris Services Corp.	3,014	80,172
Quanta Services, Inc.	9,410	1,432,108
Sterling Infrastructure, Inc.(a)(b)	1,738	63,246
Tutor Perini Corp.(a)	1,983	18,184
Valmont Industries, Inc.	1,345	443,487
WillScot Mobile Mini Holdings Corp.(a)	13,236	641,417

		6,553,510

Construction Materials — 0.1%
Eagle Materials, Inc.	2,360	344,749
Martin Marietta Materials, Inc.	4,143	1,489,988
Summit Materials, Inc., Class A(a)(b)	7,815	256,801
U.S. Lime & Minerals, Inc.	114	17,305
Vulcan Materials Co.	8,823	1,617,521

		3,726,364

Consumer Finance — 0.6%
Ally Financial, Inc.	19,656	638,623
American Express Co.	39,785	6,959,590
Atlanticus Holdings Corp.(a)(b)	526	17,095
Bread Financial Holdings, Inc.	2,726	111,848
Capital One Financial Corp.	25,201	2,998,919
Consumer Portfolio Services, Inc.(a)	1,875	18,844
Credit Acceptance Corp.(a)(b)	431	199,398
Curo Group Holdings Corp.	1,724	6,965
Discover Financial Services	18,167	2,120,634
Encore Capital Group, Inc.(a)	1,672	93,164
Enova International, Inc.(a)	2,095	95,637
Ezcorp, Inc., Class A(a)	4,461	40,640
FirstCash Holdings, Inc.	2,474	228,053
Green Dot Corp., Class A(a)	1,798	32,508
LendingClub Corp.(a)	7,657	74,196
LendingTree, Inc.(a)	601	23,836
Moneylion, Inc.(a)	15,012	11,816
Navient Corp.	7,631	144,760
Nelnet, Inc., Class A	903	86,227
NerdWallet, Inc., Class A(a)	2,065	24,140
OneMain Holdings, Inc.	7,323	315,914
Oportun Financial Corp.(a)	1,882	13,193
PRA Group, Inc.(a)	2,429	97,743
PROG Holdings, Inc.(a)	3,501	78,037
Regional Management Corp.	728	25,109
SLM Corp.	16,566	291,065
SoFi Technologies, Inc.(a)(b)	52,779	365,758
Synchrony Financial	30,745	1,129,264
Upstart Holdings, Inc.(a)(b)	4,483	83,742
World Acceptance Corp.(a)	213	20,388

		16,347,106

Containers & Packaging — 0.4%
Amcor PLC.	99,848	1,204,167
AptarGroup, Inc.	4,279	494,824
Ardagh Group SA(a)	1,250	13,163
Ardagh Metal Packaging SA	8,206	46,118
Avery Dennison Corp.	5,430	1,028,659
Ball Corp.	20,467	1,191,998
Berry Global Group, Inc.	8,040	496,309
Crown Holdings, Inc.	7,424	654,500
Cryptyde, Inc.(a)(b)	1,382	298
Graphic Packaging Holding Co.	20,057	483,173

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Greif, Inc., Class A	1,857	$132,646
Greif, Inc., Class B	150	12,360
International Paper Co.	23,443	980,386
Myers Industries, Inc.	2,006	48,304
O-I Glass, Inc.(a)	9,817	188,977
Packaging Corp. of America	6,135	875,464
Pactiv Evergreen, Inc.	2,722	31,330
Ranpak Holdings Corp.(a)	2,577	19,740
Sealed Air Corp.	9,708	531,610
Silgan Holdings, Inc.	5,610	302,323
Sonoco Products Co.	6,394	390,737
TriMas Corp.	2,253	69,370
Westrock Co.	16,465	646,087

		9,842,543

Distributors — 0.1%
Funko, Inc., Class A(a)	2,563	31,012
Genuine Parts Co.	9,088	1,525,148
LKQ Corp.	16,316	961,991
Pool Corp.	2,455	946,673
Weyco Group, Inc.	929	25,288

		3,490,112

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	32,069
ADT, Inc.(b)	14,416	126,717
Adtalem Global Education, Inc.(a)	2,748	104,919
American Public Education, Inc.(a)	1,286	15,573
Bright Horizons Family Solutions, Inc.(a)	3,636	279,172
Carriage Services, Inc.	750	24,315
Chegg, Inc.(a)	7,981	165,686
Coursera, Inc.(a)	7,465	119,067
Duolingo, Inc.(a)(b)	1,417	135,309
European Wax Center, Inc., Class A	1,195	22,514
Frontdoor, Inc.(a)	5,809	157,889
Graham Holdings Co., Class B	237	154,834
Grand Canyon Education, Inc.(a)	2,160	251,770
H&R Block, Inc.	10,112	394,166
Laureate Education, Inc., Class A	9,584	105,232
Mister Car Wash, Inc.(a)(b)	4,380	44,983
Nerdy, Inc.(a)(b)	9,979	28,340
OneSpaWorld Holdings Ltd.(a)(b)	4,480	47,085
Perdoceo Education Corp.(a)	4,729	70,793
Rover Group, Inc.(a)(b)	6,057	24,773
Service Corp. International	10,181	754,921
Strategic Education, Inc.	1,286	120,048
Stride, Inc.(a)	2,478	106,380
Udemy, Inc.(a)	4,678	58,662
Universal Technical Institute, Inc.(a)	3,497	26,507
Vivint Smart Home, Inc.(a)(b)	7,038	84,315
WW International, Inc.(a)	2,679	13,315

		3,469,354

Diversified Financial Services — 1.5%
Alerus Financial Corp.	1,174	24,161
A-Mark Precious Metals, Inc.	876	33,726
Apollo Global Management, Inc.	31,655	2,240,541
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	26,517
Berkshire Hathaway, Inc., Class B(a)	119,107	37,104,213
Cannae Holdings, Inc.(a)	5,113	124,962
Compass Diversified Holdings	4,320	96,422
Equitable Holdings, Inc.	24,642	790,269

Security	Shares	Value

Diversified Financial Services (continued)
Jackson Financial, Inc., Class A	5,215	$229,669
Voya Financial, Inc.	6,398	446,388

		41,116,868

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)	1,678	60,525
AT&T, Inc.	473,063	9,636,293
ATN International, Inc.	370	18,086
Bandwidth, Inc., Class A(a)	1,206	30,005
Charge Enterprises, Inc.(a)(b)	6,537	8,760
Cogent Communications Holdings, Inc.	2,894	198,442
Consolidated Communications Holdings, Inc.(a)	4,659	20,267
EchoStar Corp., Class A(a)(b)	2,032	38,019
Frontier Communications Parent, Inc.(a)	16,370	484,716
Globalstar, Inc.(a)(b)	47,986	67,660
IDT Corp., Class B(a)	1,298	38,148
Iridium Communications, Inc.(a)	7,853	469,923
Liberty Latin America Ltd., Class A(a)	4,385	43,148
Liberty Latin America Ltd., Class C(a)	7,372	72,614
Lumen Technologies, Inc.	67,212	352,863
Ooma, Inc.(a)	719	10,332
Radius Global Infrastructure, Inc., Class A(a)	5,304	71,445
Verizon Communications, Inc.	277,854	11,550,391

		23,171,637

Electric Utilities — 1.7%
ALLETE, Inc.	3,794	234,697
Alliant Energy Corp.	16,818	908,676
American Electric Power Co., Inc.	33,457	3,143,620
Avangrid, Inc.	5,237	220,844
Constellation Energy Corp.	21,667	1,849,495
Duke Energy Corp.	50,920	5,216,754
Edison International	24,931	1,717,746
Entergy Corp.	13,514	1,463,296
Evergy, Inc.	14,844	929,977
Eversource Energy	22,829	1,879,512
Exelon Corp.	65,568	2,766,314
FirstEnergy Corp.	36,094	1,478,049
Hawaiian Electric Industries, Inc.	7,119	300,920
IDACORP, Inc.	3,367	356,262
MGE Energy, Inc.	2,196	160,550
NextEra Energy, Inc.	131,309	9,799,591
NRG Energy, Inc.	15,298	523,497
OGE Energy Corp.	13,305	523,153
Otter Tail Corp.	2,898	185,907
PG&E Corp.(a)	109,309	1,738,013
Pinnacle West Capital Corp.	7,518	560,467
PNM Resources, Inc.	5,519	273,080
Portland General Electric Co.	5,482	260,834
PPL Corp.	49,182	1,455,787
Southern Co.	71,242	4,821,658
Via Renewables, Inc.	516	3,462
Xcel Energy, Inc.	35,704	2,455,364

		45,227,525

Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,125	400,605
Allied Motion Technologies, Inc.	976	39,665
AMETEK, Inc.	15,274	2,213,508
Array Technologies, Inc.(a)	10,541	234,327
Atkore, Inc.(a)	2,690	350,373
Babcock & Wilcox Enterprises, Inc.(a)	2,924	19,415
Blink Charging Co.(a)(b)	2,352	32,011

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)	12,009	$299,384
ChargePoint Holdings, Inc.(a)(b)	18,288	222,016
Eaton Corp. PLC	26,458	4,291,752
Emerson Electric Co.	39,014	3,519,843
Encore Wire Corp.(b)	1,271	205,178
Energy Vault Holdings, Inc.(a)(b)	6,389	27,089
EnerSys	2,662	220,999
Enovix Corp.(a)	6,695	53,158
ESS Tech, Inc.(a)	6,406	14,157
Fluence Energy, Inc.(a)(b)	2,273	54,870
FuelCell Energy, Inc.(a)(b)	31,425	115,016
Generac Holdings, Inc.(a)	4,044	487,706
GrafTech International Ltd.	15,814	103,424
Hubbell, Inc.	3,511	803,703
NuScale Power Corp.(a)(b)	1,721	18,346
nVent Electric PLC	10,933	434,587
Plug Power, Inc.(a)(b)	34,412	585,692
Powell Industries, Inc.	401	15,920
Preformed Line Products Co.	83	7,331
Regal Rexnord Corp.	4,276	595,219
Rockwell Automation, Inc.	7,553	2,130,173
Sensata Technologies Holding PLC	10,051	511,093
Shoals Technologies Group, Inc., Class A(a)(b)	8,980	250,452
Stem, Inc.(a)(b)	8,334	82,173
SunPower Corp.(a)	5,371	93,617
Sunrun, Inc.(a)	13,791	362,428
Thermon Group Holdings, Inc.(a)	2,167	50,101
TPI Composites, Inc.(a)	4,242	55,358
Vertiv Holdings Co.(b)	20,664	293,842
Vicor Corp.(a)	1,638	113,726

		19,308,257

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	18,416
Advanced Energy Industries, Inc.	2,357	218,588
Aeva Technologies, Inc.(a)	4,909	8,296
Akoustis Technologies, Inc.(a)	1,380	5,092
Amphenol Corp., Class A	38,708	3,087,737
Arlo Technologies, Inc.(a)	4,365	16,369
Arrow Electronics, Inc.(a)	4,118	483,824
Avnet, Inc.	6,424	294,733
Badger Meter, Inc.	1,969	228,207
Belden, Inc.	2,832	229,647
Benchmark Electronics, Inc.	2,953	82,655
CDW Corp.	8,935	1,751,528
Cognex Corp.	11,403	624,200
Coherent Corp.(a)	8,281	359,395
Corning, Inc.	49,996	1,730,362
CTS Corp.	1,973	87,818
ePlus, Inc.(a)	1,893	94,234
Evolv Technologies Holdings, Inc.(a)	6,676	20,429
Fabrinet(a)	2,435	320,592
FARO Technologies, Inc.(a)	883	24,265
Focus Universal, Inc.(a)	1,526	8,851
Identiv, Inc.(a)	1,391	12,130
Insight Enterprises, Inc.(a)	2,160	243,475
IPG Photonics Corp.(a)	2,299	257,718
Itron, Inc.(a)	3,111	178,789
Jabil, Inc.	8,431	662,930
Keysight Technologies, Inc.(a)	11,851	2,125,477
Kimball Electronics, Inc.(a)	2,170	55,378
Knowles Corp.(a)	5,726	110,111

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lightwave Logic, Inc.(a)(b)	7,025	$44,187
Littelfuse, Inc.	1,555	399,153
Methode Electronics, Inc.	2,506	119,636
MicroVision, Inc.(a)(b)	9,988	25,070
Mirion Technologies, Inc.(a)	8,978	71,375
Napco Security Technologies, Inc.(a)	2,262	65,530
National Instruments Corp.	8,754	472,716
nLight, Inc.(a)	2,689	33,344
Novanta, Inc.(a)	2,193	354,104
OSI Systems, Inc.(a)	853	80,788
Ouster, Inc.(a)	10,159	14,527
PAR Technology Corp.(a)(b)	1,911	64,955
PC Connection, Inc.	993	48,687
Plexus Corp.(a)	1,781	170,958
Rogers Corp.(a)	1,210	168,904
Sanmina Corp.(a)	3,539	215,631
ScanSource, Inc.(a)	945	31,119
SmartRent, Inc.(a)	7,900	23,068
TD SYNNEX Corp.	2,846	290,719
Teledyne Technologies, Inc.(a)	3,077	1,305,448
Trimble, Inc.(a)	16,069	932,966
TTM Technologies, Inc.(a)	7,528	118,340
Velodyne Lidar, Inc.(a)(b)	3,591	4,201
Vishay Intertechnology, Inc.	8,790	201,203
Vishay Precision Group, Inc.(a)	1,208	52,161
Vontier Corp.	10,169	234,192
Zebra Technologies Corp., Class A(a)	3,425	1,082,917

		19,967,145

Energy Equipment & Services — 0.5%
Archrock, Inc.	11,194	110,933
Baker Hughes Co.	61,594	1,954,994
Borr Drilling Ltd.(a)	13,940	82,943
Bristow Group, Inc.(a)	2,204	67,310
Cactus, Inc., Class A	3,908	211,462
ChampionX Corp.	12,877	425,199
Diamond Offshore Drilling, Inc.(a)	6,633	76,014
DMC Global, Inc.(a)	948	21,558
Dril-Quip, Inc.(a)(b)	2,080	63,877
Expro Group Holdings NV(a)(b)	5,586	105,520
Halliburton Co.	58,817	2,424,437
Helix Energy Solutions Group, Inc.(a)	9,071	71,933
Helmerich & Payne, Inc.	6,801	329,440
Liberty Energy, Inc., Class A	10,173	161,039
Nabors Industries Ltd.(a)	626	111,140
National Energy Services Reunited Corp.(a)	5,079	38,397
Newpark Resources, Inc.(a)	9,939	45,123
NexTier Oilfield Solutions, Inc.(a)	11,391	107,303
Noble Corp. PLC(a)	5,486	223,225
NOV, Inc.	24,860	607,578
Oceaneering International, Inc.(a)	7,956	169,861
Oil States International, Inc.(a)	5,562	47,611
Patterson-UTI Energy, Inc.	12,949	217,543
ProFrac Holding Corp., Class A(a)	1,185	26,663
ProPetro Holding Corp.(a)	6,951	69,162
RPC, Inc.	4,947	49,074
Schlumberger Ltd.	92,536	5,272,701
Select Energy Services, Inc., Class A	4,294	37,701
Solaris Oilfield Infrastructure, Inc., Class A	2,770	29,334
TETRA Technologies, Inc.(a)	6,116	24,219
Tidewater, Inc.(a)	3,312	143,741
U.S. Silica Holdings, Inc.(a)	4,387	53,697

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Valaris Ltd.(a)	4,039	$293,393
Weatherford International PLC(a)	4,649	264,435

		13,938,560

Entertainment — 1.4%
Activision Blizzard, Inc.	51,341	3,931,180
AMC Entertainment Holdings, Inc., Class A(a)(b)	33,553	179,508
Cinemark Holdings, Inc.(a)	6,744	80,523
Electronic Arts, Inc.	18,335	2,359,348
IMAX Corp.(a)(b)	2,341	39,797
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	602	21,148
Liberty Media Corp.-Liberty Braves, Class C(a)	2,200	76,296
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,455	156,334
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,133	929,816
Lions Gate Entertainment Corp., Class A(a)	4,773	38,041
Lions Gate Entertainment Corp., Class B(a)	5,862	44,668
Live Nation Entertainment, Inc.(a)	10,251	825,103
Madison Square Garden Entertainment Corp.(a)	1,765	92,292
Madison Square Garden Sports Corp.	1,284	233,483
Marcus Corp.(b)	914	13,838
Netflix, Inc.(a)	28,924	10,235,047
Playstudios, Inc.(a)(b)	4,630	21,391
Playtika Holding Corp.(a)	7,314	76,724
ROBLOX Corp., Class A(a)	29,284	1,089,658
Roku, Inc.(a)(b)	7,962	457,815
Skillz, Inc.(a)	17,060	13,638
Spotify Technology SA(a)	9,242	1,041,758
Take-Two Interactive Software, Inc.(a)	10,816	1,224,696
Vivid Seats, Inc., Class A(a)(b)	2,759	23,479
Walt Disney Co.(a)	120,459	13,068,597
Warner Bros Discovery, Inc., Class A(a)(b)	155,717	2,307,726
World Wrestling Entertainment, Inc., Class A	2,672	226,105

		38,808,009

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	4,332	67,276
Agree Realty Corp.	5,744	428,675
Alexander & Baldwin, Inc.	4,091	81,902
Alexander’s, Inc.	94	22,304
Alexandria Real Estate Equities, Inc.	10,774	1,731,813
American Assets Trust, Inc.	2,957	84,156
American Homes 4 Rent, Class A	20,722	710,557
American Tower Corp.	30,671	6,851,595
Americold Realty Trust, Inc.	17,785	558,627
Apartment Income REIT Corp.	10,424	398,822
Apartment Investment & Management Co., Class A	8,722	65,502
Apple Hospitality REIT, Inc.	13,033	231,075
Armada Hoffler Properties, Inc.	4,860	61,625
Ashford Hospitality Trust, Inc.(a)	3,471	23,915
AvalonBay Communities, Inc.	9,098	1,614,349
Bluerock Homes Trust, Inc.(a)	228	4,927
Boston Properties, Inc.	10,155	756,954
Braemar Hotels & Resorts, Inc.	3,646	19,324
Brandywine Realty Trust	10,235	67,142
Brixmor Property Group, Inc.	19,948	469,376
Broadstone Net Lease, Inc.	11,612	210,293
BRT Apartments Corp.	1,270	26,607
Camden Property Trust	6,911	851,504
CareTrust REIT, Inc.	6,801	140,917
CBL & Associates Properties, Inc.	1,773	47,250
Centerspace	916	61,940
Chatham Lodging Trust	2,016	28,647

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
City Office REIT, Inc.	1,953	$19,218
Clipper Realty, Inc.	393	2,767
Community Healthcare Trust, Inc.	1,398	59,946
Corporate Office Properties Trust	7,249	203,479
Cousins Properties, Inc.	9,941	272,582
Crown Castle, Inc.	28,577	4,232,539
CTO Realty Growth, Inc.	1,428	28,046
CubeSmart	14,892	681,905
DiamondRock Hospitality Co.	11,505	110,793
Digital Realty Trust, Inc.	19,052	2,183,740
Diversified Healthcare Trust	14,315	11,329
Douglas Emmett, Inc.	11,576	193,898
Easterly Government Properties, Inc.	6,247	101,451
EastGroup Properties, Inc.	2,762	464,707
Elme Communities	5,837	112,070
Empire State Realty Trust, Inc., Class A	7,712	64,318
EPR Properties	4,513	191,712
Equinix, Inc.	6,107	4,507,760
Equity Commonwealth	7,668	195,687
Equity LifeStyle Properties, Inc.	11,937	856,838
Equity Residential	24,763	1,576,165
Essential Properties Realty Trust, Inc.	9,144	232,989
Essex Property Trust, Inc.	4,361	985,891
Extra Space Storage, Inc.	8,812	1,390,798
Farmland Partners, Inc.	2,041	26,288
Federal Realty Investment Trust	5,208	580,848
First Industrial Realty Trust, Inc.	8,721	465,265
Four Corners Property Trust, Inc.	6,863	197,380
Franklin Street Properties Corp.	7,341	22,610
Gaming & Leisure Properties, Inc.	16,126	863,709
Getty Realty Corp.	2,447	89,144
Gladstone Commercial Corp.	2,038	34,626
Gladstone Land Corp.	2,385	46,603
Global Medical REIT, Inc.	3,155	35,431
Global Net Lease, Inc.	5,657	84,572
Healthcare Realty Trust, Inc.	24,172	520,423
Healthpeak Properties, Inc.	36,305	997,661
Hersha Hospitality Trust, Class A	1,059	9,743
Highwoods Properties, Inc.	7,001	212,620
Host Hotels & Resorts, Inc.	46,606	878,523
Hudson Pacific Properties, Inc.	8,553	97,419
Independence Realty Trust, Inc.	14,480	272,658
Indus Realty Trust, Inc.	343	21,986
Industrial Logistics Properties Trust	4,718	20,806
Innovative Industrial Properties, Inc.	1,807	162,232
InvenTrust Properties Corp.	5,089	126,563
Invitation Homes, Inc.	39,803	1,293,598
Iron Mountain, Inc.	18,916	1,032,435
iStar, Inc.	4,587	42,567
JBG SMITH Properties	7,715	155,380
Kilroy Realty Corp.	7,474	306,733
Kimco Realty Corp.	39,136	878,995
Kite Realty Group Trust	13,877	301,131
Lamar Advertising Co., Class A	5,583	594,813
Life Storage, Inc.	5,720	617,989
LTC Properties, Inc.	2,807	107,087
LXP Industrial Trust	18,394	212,451
Macerich Co.	13,406	184,198
Medical Properties Trust, Inc.	40,113	519,463
Mid-America Apartment Communities, Inc.	7,740	1,290,413
National Health Investors, Inc.	2,865	168,548
National Retail Properties, Inc.	11,753	556,505

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	5,767	$235,294
Necessity Retail REIT, Inc.	13,216	90,265
NETSTREIT Corp.	4,355	87,666
NexPoint Residential Trust, Inc.	1,405	70,953
Office Properties Income Trust	3,092	53,059
Omega Healthcare Investors, Inc.	16,012	471,393
One Liberty Properties, Inc.	1,518	36,599
Orion Office REIT, Inc.	3,175	30,639
Outfront Media, Inc.	8,901	177,130
Paramount Group, Inc.	10,176	65,635
Park Hotels & Resorts, Inc.	14,578	214,442
Pebblebrook Hotel Trust	8,080	132,512
Phillips Edison & Co., Inc.(b)	7,708	258,372
Physicians Realty Trust	14,761	234,109
Piedmont Office Realty Trust, Inc., Class A	6,483	68,720
Plymouth Industrial REIT, Inc.	2,004	44,850
Postal Realty Trust, Inc., Class A	1,151	17,794
PotlatchDeltic Corp.	5,504	269,421
Prologis, Inc.	60,886	7,871,342
Public Storage	10,322	3,141,398
Rayonier, Inc.	9,313	338,900
Realty Income Corp.	41,575	2,820,032
Regency Centers Corp.	11,622	774,374
Retail Opportunity Investments Corp.	7,052	111,633
Rexford Industrial Realty, Inc.	12,020	762,909
RLJ Lodging Trust	11,744	147,622
RPT Realty	4,311	45,179
Ryman Hospitality Properties, Inc.	3,591	333,568
Sabra Health Care REIT, Inc.	15,945	215,258
Safehold, Inc.	1,645	57,509
Saul Centers, Inc.	796	34,077
SBA Communications Corp.	7,069	2,103,240
Service Properties Trust	8,692	77,446
Simon Property Group, Inc.	21,577	2,771,781
SITE Centers Corp.	12,815	174,925
SL Green Realty Corp.	4,077	167,769
Spirit Realty Capital, Inc.	8,909	390,927
STAG Industrial, Inc.	11,608	413,245
STORE Capital Corp.	16,142	519,934
Summit Hotel Properties, Inc.	5,580	47,542
Sun Communities, Inc.	8,136	1,276,213
Sunstone Hotel Investors, Inc.	14,339	157,586
Tanger Factory Outlet Centers, Inc.	7,151	136,656
Terreno Realty Corp.	4,852	312,614
UDR, Inc.	21,917	933,445
UMH Properties, Inc.	2,451	43,922
Uniti Group, Inc.	14,285	94,138
Universal Health Realty Income Trust	517	28,337
Urban Edge Properties	6,477	102,013
Urstadt Biddle Properties, Inc., Class A	1,775	33,335
Ventas, Inc.	26,630	1,379,700
Veris Residential, Inc.(a)	6,270	108,471
VICI Properties, Inc.	62,970	2,152,315
Vornado Realty Trust	11,598	282,875
Welltower, Inc.	30,969	2,323,914
Weyerhaeuser Co.	48,536	1,671,095
Whitestone REIT	5,174	53,861
WP Carey, Inc.	13,814	1,181,511
Xenia Hotels & Resorts, Inc.	8,131	121,152

		86,599,734

Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	10,864	230,317

Security	Shares	Value

Food & Staples Retailing (continued)
Andersons, Inc.	2,210	$81,284
BJ’s Wholesale Club Holdings, Inc.(a)	8,748	633,968
Casey’s General Stores, Inc.	2,455	579,159
Chefs’ Warehouse, Inc.(a)	2,601	99,436
Costco Wholesale Corp.	29,304	14,978,447
Grocery Outlet Holding Corp.(a)	6,240	189,634
HF Foods Group, Inc.(a)	1,854	8,640
Ingles Markets, Inc., Class A	1,069	101,555
Kroger Co.	43,413	1,937,522
Natural Grocers by Vitamin Cottage, Inc.	357	3,545
Performance Food Group Co.(a)	9,745	597,563
PriceSmart, Inc.	1,657	123,132
Rite Aid Corp.(a)	3,304	12,060
SpartanNash Co.	2,523	79,929
Sprouts Farmers Market, Inc.(a)	7,159	228,730
Sysco Corp.	33,649	2,606,452
U.S. Foods Holding Corp.(a)	12,857	490,237
United Natural Foods, Inc.(a)	3,544	147,501
Village Super Market, Inc., Class A	1,208	28,098
Walgreens Boots Alliance, Inc.	47,675	1,757,300
Walmart, Inc.	93,389	13,435,875
Weis Markets, Inc.	1,178	101,708

		38,452,092

Food Products — 1.1%
AppHarvest, Inc.(a)(b)	2,442	5,958
Archer-Daniels-Midland Co.	35,868	2,971,664
B&G Foods, Inc.	4,306	60,370
Benson Hill, Inc.(a)	11,400	30,552
Beyond Meat, Inc.(a)(b)	4,136	67,954
BRC, Inc.(a)(b)	2,764	18,242
Bunge Ltd.	9,138	905,576
Calavo Growers, Inc.	1,277	40,928
Cal-Maine Foods, Inc.	2,720	155,638
Campbell Soup Co.	12,855	667,560
Conagra Brands, Inc.	31,198	1,160,254
Darling Ingredients, Inc.(a)(b)	10,729	711,225
Flowers Foods, Inc.(b)	12,825	355,124
Fresh Del Monte Produce, Inc.	2,317	66,266
Freshpet, Inc.(a)(b)	3,087	195,500
General Mills, Inc.	39,346	3,083,153
Hain Celestial Group, Inc.(a)	6,528	133,955
Hershey Co.	9,625	2,161,775
Hormel Foods Corp.	19,228	871,221
Hostess Brands, Inc.(a)	9,038	209,049
Ingredion, Inc.	4,380	450,264
J & J Snack Foods Corp.	1,069	153,188
J M Smucker Co.	6,826	1,043,013
John B Sanfilippo & Son, Inc.	672	56,791
Kellogg Co.	17,039	1,168,535
Kraft Heinz Co.	46,298	1,876,458
Lamb Weston Holdings, Inc.	9,484	947,357
Lancaster Colony Corp.	1,204	231,060
Lifecore Biomedical, Inc.(a)	899	5,583
Local Bounti Corp.(a)(b)	7,541	7,238
McCormick & Co., Inc.	16,695	1,254,128
Mission Produce, Inc.(a)	1,882	23,450
Mondelez International, Inc., Class A	89,818	5,877,690
Pilgrim’s Pride Corp.(a)	2,884	70,024
Post Holdings, Inc.(a)	3,640	345,618
Seaboard Corp.	12	47,046
Seneca Foods Corp., Class A(a)	699	43,687
Simply Good Foods Co.(a)	5,858	212,645

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Sovos Brands, Inc.(a)	2,778	$37,670
SunOpta, Inc.(a)(b)	6,076	49,641
Tattooed Chef, Inc.(a)(b)	2,366	3,596
Tootsie Roll Industries, Inc.	939	42,001
TreeHouse Foods, Inc.(a)	3,444	166,793
Tyson Foods, Inc., Class A	18,694	1,229,130
Utz Brands, Inc.	4,872	81,167
Vital Farms, Inc.(a)	2,834	49,822
Whole Earth Brands, Inc.(a)	1,975	7,485

		29,353,044

Gas Utilities — 0.1%
Atmos Energy Corp.	9,063	1,065,265
Brookfield Infrastructure Corp., Class A	6,222	275,137
Chesapeake Utilities Corp.	1,026	129,358
National Fuel Gas Co.	5,623	326,471
New Jersey Resources Corp.	6,393	319,139
Northwest Natural Holding Co.	2,475	124,097
ONE Gas, Inc.	3,452	284,307
South Jersey Industries, Inc.	7,996	288,576
Southwest Gas Holdings, Inc.	4,185	280,102
Spire, Inc.	3,161	228,287
UGI Corp.	13,763	548,180

		3,868,919

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	113,366	12,532,611
Align Technology, Inc.(a)	5,137	1,385,603
Alphatec Holdings, Inc.(a)	5,618	73,146
AngioDynamics, Inc.(a)	2,055	26,756
Artivion, Inc.(a)	2,287	29,822
AtriCure, Inc.(a)	3,211	138,972
Atrion Corp.	93	63,919
Avanos Medical, Inc.(a)	2,746	84,137
Axogen, Inc.(a)	2,915	27,605
Axonics, Inc.(a)(b)	2,947	180,946
Baxter International, Inc.	33,378	1,525,041
Becton Dickinson and Co.	18,768	4,733,665
Bioventus, Inc., Class A(a)	2,413	4,729
Boston Scientific Corp.(a)	94,377	4,364,936
Butterfly Network, Inc.(a)(b)	9,583	26,353
Cardiovascular Systems, Inc.(a)	1,719	23,963
Cerus Corp.(a)	10,433	32,760
CONMED Corp.	1,948	186,540
Cooper Cos., Inc.	3,216	1,122,159
Cue Health, Inc.(a)	6,722	17,612
Cutera, Inc.(a)(b)	1,121	39,044
DENTSPLY SIRONA, Inc.	14,055	517,646
Dexcom, Inc.(a)	25,392	2,719,229
Edwards Lifesciences Corp.(a)	40,882	3,135,649
Embecta Corp.	4,176	110,205
Enovis Corp.(a)	3,332	209,749
Envista Holdings Corp.(a)	10,351	403,586
Figs, Inc., Class A(a)	8,730	78,134
GE HealthCare Technologies, Inc.(a)	24,163	1,679,812
Glaukos Corp.(a)	3,038	149,014
Globus Medical, Inc., Class A(a)	5,115	386,183
Haemonetics Corp.(a)	3,257	275,542
Heska Corp.(a)	575	51,428
Hologic, Inc.(a)	16,101	1,310,138
ICU Medical, Inc.(a)	1,366	263,952
IDEXX Laboratories, Inc.(a)	5,445	2,616,323
Inari Medical, Inc.(a)	3,207	182,959

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen, Inc.(a)	1,013	$23,633
Inspire Medical Systems, Inc.(a)	1,865	471,957
Insulet Corp.(a)	4,542	1,305,007
Integer Holdings Corp.(a)	2,376	156,365
Integra LifeSciences Holdings Corp.(a)	4,941	283,119
Intuitive Surgical, Inc.(a)	23,306	5,726,051
iRadimed Corp.	736	27,526
iRhythm Technologies, Inc.(a)	2,058	202,301
Lantheus Holdings, Inc.(a)	4,176	240,120
LeMaitre Vascular, Inc.	1,369	64,589
LivaNova PLC(a)	3,277	184,167
Masimo Corp.(a)	3,191	542,725
Medtronic PLC	88,440	7,401,544
Meridian Bioscience, Inc.(a)	3,069	104,254
Merit Medical Systems, Inc.(a)	3,518	251,009
Mesa Laboratories, Inc.	384	74,703
Nano-X Imaging Ltd.(a)(b)	2,926	26,978
Neogen Corp.(a)	14,114	302,181
Nevro Corp.(a)	2,489	91,396
Novocure Ltd.(a)	6,754	615,830
NuVasive, Inc.(a)	3,253	148,337
Omnicell, Inc.(a)	3,229	179,113
OraSure Technologies, Inc.(a)	8,512	47,497
Orthofix Medical, Inc.(a)	1,626	35,170
OrthoPediatrics Corp.(a)	618	29,126
Outset Medical, Inc.(a)(b)	2,818	79,242
Paragon 28, Inc.(a)	2,936	49,472
Penumbra, Inc.(a)	2,363	591,719
PROCEPT BioRobotics Corp.(a)	1,619	62,963
Pulmonx Corp.(a)	2,550	22,670
QuidelOrtho Corp.(a)	3,364	287,992
ResMed, Inc.	9,582	2,188,241
RxSight, Inc.(a)	1,911	26,754
Senseonics Holdings, Inc.(a)(b)	34,405	38,878
Shockwave Medical, Inc.(a)	2,333	438,441
SI-BONE, Inc.(a)(b)	1,664	28,338
Sight Sciences, Inc.(a)(b)	2,874	33,080
Silk Road Medical, Inc.(a)	2,576	140,031
STAAR Surgical Co.(a)	3,016	212,779
STERIS PLC	6,613	1,365,651
Stryker Corp.	23,221	5,893,722
Surmodics, Inc.(a)	823	23,135
Tactile Systems Technology, Inc.(a)	1,111	14,410
Tandem Diabetes Care, Inc.(a)	4,223	172,045
Teleflex, Inc.	3,075	748,517
TransMedics Group, Inc.(a)	1,883	118,667
Treace Medical Concepts, Inc.(a)	1,854	42,809
UFP Technologies, Inc.(a)	514	58,457
Utah Medical Products, Inc.	90	8,292
Varex Imaging Corp.(a)	2,011	43,216
Vicarious Surgical, Inc.(a)	7,131	19,325
ViewRay, Inc.(a)	10,180	46,726
Zimmer Biomet Holdings, Inc.	13,891	1,768,880
Zimvie, Inc.(a)	1,143	11,213
Zynex, Inc.(a)(b)	2,679	37,854

		73,818,085

Health Care Providers & Services — 3.1%
1Life Healthcare, Inc.(a)	11,819	188,986
23andMe Holding Co., Class A(a)(b)	12,498	31,245
Acadia Healthcare Co., Inc.(a)	5,731	481,519
Accolade, Inc.(a)	4,551	53,110
AdaptHealth Corp.(a)(b)	4,211	90,242

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)	862	$92,682
Agiliti, Inc.(a)	2,703	49,870
Agilon Health, Inc.(a)(b)	12,945	281,683
Alignment Healthcare, Inc.(a)(b)	7,317	90,365
Amedisys, Inc.(a)	2,266	219,032
AmerisourceBergen Corp.	10,161	1,716,803
AMN Healthcare Services, Inc.(a)	2,864	274,486
Apollo Medical Holdings, Inc.(a)	2,670	95,159
Aveanna Healthcare Holdings, Inc.(a)	1,972	2,406
Brookdale Senior Living, Inc.(a)(b)	14,257	41,060
Cano Health, Inc.(a)	10,355	14,290
Cardinal Health, Inc.	17,694	1,366,861
CareMax, Inc.(a)(b)	4,295	20,144
Castle Biosciences, Inc.(a)	1,921	52,021
Centene Corp.(a)	37,627	2,868,682
Chemed Corp.	966	487,965
Cigna Corp.	19,769	6,260,249
Clover Health Investments Corp.(a)	24,965	33,203
Community Health Systems, Inc.(a)	6,300	32,886
CorVel Corp.(a)	587	104,580
Cross Country Healthcare, Inc.(a)	2,722	75,535
CVS Health Corp.	86,671	7,646,116
DaVita, Inc.(a)	3,593	296,027
DocGo, Inc.(a)(b)	4,887	48,870
Elevance Health, Inc.	15,931	7,965,341
Encompass Health Corp.	6,570	410,296
Enhabit, Inc.(a)	3,056	46,940
Ensign Group, Inc.	3,537	329,825
Fulgent Genetics, Inc.(a)	1,533	51,785
Guardant Health, Inc.(a)(b)	6,176	194,112
HCA Healthcare, Inc.	14,237	3,631,432
HealthEquity, Inc.(a)	5,601	340,821
Henry Schein, Inc.(a)	8,920	768,458
Hims & Hers Health, Inc.(a)	8,208	67,962
Humana, Inc.	8,282	4,237,899
Innovage Holding Corp.(a)(b)	978	7,325
Invitae Corp.(a)(b)	19,431	45,857
Joint Corp.(a)	820	14,899
Laboratory Corp. of America Holdings	5,845	1,473,641
LHC Group, Inc.(a)	2,027	321,482
LifeStance Health Group, Inc.(a)	5,834	30,804
McKesson Corp.	9,395	3,557,699
ModivCare, Inc.(a)	947	101,575
Molina Healthcare, Inc.(a)	3,794	1,183,083
National HealthCare Corp.	1,106	65,851
National Research Corp.	1,109	51,480
NeoGenomics, Inc.(a)	8,616	102,358
Oak Street Health, Inc.(a)(b)	7,186	208,825
Oncology Institute, Inc.(a)	4,806	7,113
OPKO Health, Inc.(a)(b)	22,404	28,901
Option Care Health, Inc.(a)	10,229	295,311
Owens & Minor, Inc.	5,611	110,761
Patterson Cos., Inc.	5,305	160,158
Pediatrix Medical Group, Inc.(a)	5,332	81,846
Pennant Group, Inc.(a)	1,158	14,985
PetIQ, Inc.(a)	1,413	16,730
Premier, Inc., Class A	7,997	266,780
Privia Health Group, Inc.(a)	2,853	77,145
Progyny, Inc.(a)(b)	5,002	172,019
Quest Diagnostics, Inc.	7,586	1,126,369
R1 RCM, Inc.(a)	9,585	137,161
RadNet, Inc.(a)	3,480	73,254

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.	6,381	$185,496
Sema4 Holdings Corp.(a)	13,770	5,850
Signify Health, Inc., Class A(a)	4,873	138,686
Surgery Partners, Inc.(a)	3,294	109,361
Tenet Healthcare Corp.(a)	6,789	372,377
U.S. Physical Therapy, Inc.	849	84,178
UnitedHealth Group, Inc.	61,816	30,857,929
Universal Health Services, Inc., Class B	4,220	625,446

		83,173,683

Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	58,307
Certara, Inc.(a)	7,090	137,546
Computer Programs & Systems, Inc.(a)	440	12,927
Definitive Healthcare Corp.(a)(b)	2,101	26,010
Doximity, Inc., Class A(a)(b)	7,514	265,019
Evolent Health, Inc., Class A(a)	5,881	189,486
Health Catalyst, Inc.(a)	2,795	38,851
HealthStream, Inc.(a)	1,619	39,148
Multiplan Corp.(a)	23,893	31,539
NextGen Healthcare, Inc.(a)	3,477	66,133
Nutex Health, Inc.(a)(b)	16,301	21,843
OptimizeRx Corp.(a)	814	14,611
Pear Therapeutics, Inc.(a)	9,877	10,766
Phreesia, Inc.(a)	3,516	131,815
Schrodinger, Inc.(a)	3,581	86,589
Sharecare, Inc.(a)	16,795	42,659
Simulations Plus, Inc.	1,116	45,912
Teladoc Health, Inc.(a)(b)	11,178	328,633
Veeva Systems, Inc., Class A(a)(b)	9,228	1,573,835
Veradigm, Inc.(a)	7,214	129,203

		3,250,832

Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(a)	5,026	46,340
Airbnb, Inc., Class A(a)	25,438	2,826,416
Aramark	14,690	654,146
Bally’s Corp.(a)	2,881	57,245
Biglari Holdings, Inc., Class B(a)	32	5,218
BJ’s Restaurants, Inc.(a)	1,084	34,222
Bloomin’ Brands, Inc.	5,912	143,366
Bluegreen Vacations Holding Corp.	881	28,580
Booking Holdings, Inc.(a)	2,574	6,265,373
Bowlero Corp.(a)	2,290	31,488
Boyd Gaming Corp.	4,982	310,428
Brinker International, Inc.(a)	2,824	111,435
Caesars Entertainment, Inc.(a)	13,138	683,964
Carnival Corp.(a)	65,013	703,441
Century Casinos, Inc.(a)	1,395	12,304
Cheesecake Factory, Inc.	3,485	136,786
Chipotle Mexican Grill, Inc.(a)	1,839	3,027,693
Choice Hotels International, Inc.	2,264	278,223
Churchill Downs, Inc.	2,317	574,848
Chuy’s Holdings, Inc.(a)(b)	1,136	38,885
Cracker Barrel Old Country Store, Inc.	1,446	161,345
Darden Restaurants, Inc.	8,174	1,209,507
Dave & Buster’s Entertainment, Inc.(a)	2,569	111,366
Denny’s Corp.(a)	3,384	40,676
Dine Brands Global, Inc.	887	68,574
Domino’s Pizza, Inc.	2,349	829,197
DraftKings, Inc., Class A(a)	23,161	347,183
El Pollo Loco Holdings, Inc.	399	4,896
Everi Holdings, Inc.(a)	5,012	87,058
Expedia Group, Inc.(a)	9,923	1,134,199

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
F45 Training Holdings, Inc.(a)(b)	2,382	$7,384
First Watch Restaurant Group, Inc.(a)(b)	1,553	25,159
Full House Resorts, Inc.(a)	2,239	19,748
Golden Entertainment, Inc.(a)	1,082	42,739
Hilton Grand Vacations, Inc.(a)	5,593	264,885
Hilton Worldwide Holdings, Inc.	17,635	2,558,662
Hyatt Hotels Corp., Class A(a)	3,265	356,277
Inspired Entertainment, Inc.(a)(b)	902	13,440
International Game Technology PLC	6,271	165,868
Jack in the Box, Inc.	1,529	116,173
Krispy Kreme, Inc.	5,441	66,380
Kura Sushi USA, Inc., Class A(a)	372	23,116
Las Vegas Sands Corp.(a)	22,189	1,309,151
Life Time Group Holdings, Inc.(a)	3,549	66,686
Light & Wonder, Inc., Class A(a)(b)	6,222	405,986
Lindblad Expeditions Holdings, Inc.(a)	2,077	24,716
Marriott International, Inc., Class A	17,849	3,108,939
Marriott Vacations Worldwide Corp.	2,465	394,499
McDonald’s Corp.	48,774	13,042,168
MGM Resorts International	20,935	866,918
Monarch Casino & Resort, Inc.(a)	999	76,543
NEOGAMES SA(a)	1,806	23,297
Noodles & Co.(a)	1,836	11,548
Norwegian Cruise Line Holdings Ltd.(a)(b)	27,499	418,260
ONE Group Hospitality, Inc.(a)	2,463	18,546
Papa John’s International, Inc.	2,240	200,906
Penn Entertainment, Inc.(a)(b)	10,233	362,760
Planet Fitness, Inc., Class A(a)	5,315	449,915
Portillo’s, Inc., Class A(a)	1,965	44,330
RCI Hospitality Holdings, Inc.	626	56,835
Red Rock Resorts, Inc., Class A	3,336	150,153
Royal Caribbean Cruises Ltd.(a)	14,518	942,799
Rush Street Interactive, Inc.(a)	2,591	11,115
Ruth’s Hospitality Group, Inc.	1,993	34,499
SeaWorld Entertainment, Inc.(a)	2,631	164,148
Shake Shack, Inc., Class A(a)	2,297	130,653
Six Flags Entertainment Corp.(a)	4,559	122,409
Sonder Holdings, Inc.(a)	11,715	15,698
Starbucks Corp.	75,725	8,264,627
Sweetgreen, Inc., Class A(a)	5,522	57,263
Target Hospitality Corp.(a)	2,425	37,236
Texas Roadhouse, Inc.	4,216	423,413
Travel & Leisure Co.	4,909	207,994
Vacasa, Inc., Class A(a)	6,820	11,935
Vail Resorts, Inc.	2,637	691,791
Wendy’s Co.	10,460	233,258
Wingstop, Inc.	2,041	323,437
Wyndham Hotels & Resorts, Inc.	5,632	436,536
Wynn Resorts Ltd.(a)(b)	6,964	721,749
Xponential Fitness, Inc., Class A(a)(b)	1,307	35,916
Yum! Brands, Inc.	18,670	2,436,622

		59,959,487

Household Durables — 0.5%
Aterian, Inc.(a)	1,384	2,118
Beazer Homes USA, Inc.(a)	1,012	16,566
Cavco Industries, Inc.(a)	513	136,509
Century Communities, Inc.	1,627	99,572
D.R. Horton, Inc.	20,941	2,066,667
Dream Finders Homes, Inc., Class A(a)(b)	1,935	24,458
Ethan Allen Interiors, Inc.	1,903	54,692

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	10,089	$997,600
GoPro, Inc., Class A(a)	8,298	51,033
Green Brick Partners, Inc.(a)	1,939	60,497
Helen of Troy Ltd.(a)	1,678	189,799
Hovnanian Enterprises, Inc., Class A(a)	259	14,991
Installed Building Products, Inc.	1,495	164,585
iRobot Corp.(a)	1,749	78,705
KB Home	4,712	181,176
La-Z-Boy, Inc.	2,410	68,516
Legacy Housing Corp.(a)	1,461	29,249
Leggett & Platt, Inc.	8,651	316,281
Lennar Corp., B Shares	1,295	111,836
Lennar Corp., Class A	16,415	1,680,896
LGI Homes, Inc.(a)(b)	1,213	138,100
Lifetime Brands, Inc.(b)	464	3,717
Lovesac Co.(a)	653	16,808
M/I Homes, Inc.(a)	1,521	90,956
MDC Holdings, Inc.	4,300	162,368
Meritage Homes Corp.(a)	2,381	256,410
Mohawk Industries, Inc.(a)	3,339	400,880
Newell Brands, Inc.	26,108	416,684
NVR, Inc.(a)	197	1,038,190
PulteGroup, Inc.	14,723	837,591
Purple Innovation, Inc.(a)(b)	3,669	21,280
Skyline Champion Corp.(a)	3,500	206,325
Snap One Holdings Corp.(a)(b)	1,999	19,170
Sonos, Inc.(a)	7,986	147,262
Taylor Morrison Home Corp.(a)	7,237	259,085
Tempur Sealy International, Inc.	10,812	440,589
Toll Brothers, Inc.	6,886	409,648
TopBuild Corp.(a)	2,182	436,531
Traeger, Inc.(a)(b)	1,304	4,734
Tri Pointe Homes, Inc.(a)	6,899	152,399
Tupperware Brands Corp.(a)	3,393	15,031
Universal Electronics, Inc.(a)	976	22,868
Vizio Holding Corp., Class A(a)	4,238	37,125
Vuzix Corp.(a)(b)	2,953	15,385
Weber, Inc., Class A(b)	1,560	12,730
Whirlpool Corp.	3,614	562,302

		12,469,914

Household Products — 1.2%
Central Garden & Pet Co.(a)	682	28,603
Central Garden & Pet Co., Class A(a)	2,523	99,986
Church & Dwight Co., Inc.	16,152	1,306,051
Clorox Co.	8,175	1,182,841
Colgate-Palmolive Co.	54,673	4,074,779
Energizer Holdings, Inc.	4,687	173,888
Kimberly-Clark Corp.	22,207	2,887,132
Procter & Gamble Co.	154,911	22,056,228
Reynolds Consumer Products, Inc.	3,809	113,394
Spectrum Brands Holdings, Inc.	2,828	191,964
WD-40 Co.	970	169,304

		32,284,170

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,613	1,195,432
Altus Power, Inc.(a)	2,655	21,293
Brookfield Renewable Corp., Class A	8,444	266,155
Clearway Energy, Inc., Class A	3,272	104,868
Clearway Energy, Inc., Class C	5,336	180,303
Montauk Renewables, Inc.(a)	3,696	41,063

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.(b)	3,191	$295,327
Sunnova Energy International, Inc.(a)(b)	6,377	124,224
Vistra Corp.	26,836	618,838

		2,847,503

Industrial Conglomerates — 0.7%
3M Co.	36,819	4,237,130
Brookfield Business Corp., Class A	2,141	48,494
General Electric Co.(b)	72,489	5,833,915
Honeywell International, Inc.	44,549	9,287,575

		19,407,114

Insurance — 2.4%
Aflac, Inc.	41,186	3,027,171
Allstate Corp.	17,498	2,247,968
Ambac Financial Group, Inc.(a)	3,841	63,991
American Equity Investment Life Holding Co.	4,993	237,916
American Financial Group, Inc.	4,262	607,719
American International Group, Inc.	49,287	3,115,924
AMERISAFE, Inc.	1,410	77,663
Aon PLC, Class A	13,670	4,356,356
Arch Capital Group Ltd.(a)	23,133	1,488,609
Argo Group International Holdings Ltd.	2,322	64,459
Arthur J Gallagher & Co.	13,831	2,707,003
Assurant, Inc.	3,407	451,734
Assured Guaranty Ltd.	4,121	257,975
Axis Capital Holdings Ltd.	5,100	319,107
Bright Health Group, Inc.(a)(b)	13,038	11,561
Brighthouse Financial, Inc.(a)	4,515	254,059
Brown & Brown, Inc.	15,779	924,018
BRP Group, Inc., Class A(a)(b)	4,318	123,711
Chubb Ltd.	27,535	6,263,937
Cincinnati Financial Corp.	10,079	1,140,439
CNA Financial Corp.	2,363	102,932
CNO Financial Group, Inc.	7,685	197,966
Crawford & Co., Class A	3,010	19,475
eHealth, Inc.(a)	1,290	10,707
Employers Holdings, Inc.	798	35,008
Enstar Group Ltd.(a)	780	188,994
Erie Indemnity Co., Class A	1,602	391,449
Everest Re Group Ltd.	2,581	902,550
F&G Annuities & Life, Inc.	1,150	24,679
Fidelity National Financial, Inc.	16,924	745,164
First American Financial Corp.	6,362	393,617
Genworth Financial, Inc., Class A(a)	15,800	87,216
Globe Life, Inc.	6,012	726,550
Goosehead Insurance, Inc., Class A(a)	1,730	67,556
Greenlight Capital Re Ltd., Class A(a)	1,310	12,904
Hanover Insurance Group, Inc.	2,331	313,706
Hartford Financial Services Group, Inc.	21,237	1,648,204
HCI Group, Inc.	444	22,293
Hippo Holdings, Inc.(a)	930	15,605
Horace Mann Educators Corp.	1,576	56,121
Investors Title Co.	51	8,262
James River Group Holdings Ltd.	2,673	60,570
Kemper Corp.	4,044	237,504
Kinsale Capital Group, Inc.	1,432	398,726
Lemonade, Inc.(a)(b)	3,392	55,222
Lincoln National Corp.	11,067	392,104
Loews Corp.	13,054	802,560
Markel Corp.(a)	874	1,231,449
Marsh & McLennan Cos., Inc.	32,835	5,743,170
MBIA, Inc.(a)	2,769	36,025

Security	Shares	Value

Insurance (continued)
Mercury General Corp.	2,282	$81,536
MetLife, Inc.	44,291	3,234,129
National Western Life Group, Inc., Class A	175	48,440
Old Republic International Corp.	18,850	497,451
Oscar Health, Inc., Class A(a)	8,387	32,206
Palomar Holdings, Inc.(a)	1,645	84,076
Primerica, Inc.	2,586	418,285
Principal Financial Group, Inc.	15,708	1,453,775
ProAssurance Corp.	1,892	36,686
Progressive Corp.	38,249	5,215,251
Prudential Financial, Inc.	24,067	2,525,591
Reinsurance Group of America, Inc.	4,393	666,726
RenaissanceRe Holdings Ltd.	2,864	560,456
RLI Corp.	2,496	330,595
Ryan Specialty Holdings, Inc.(a)(b)	5,331	227,207
Safety Insurance Group, Inc.	657	55,444
Selective Insurance Group, Inc.	3,832	364,040
Selectquote, Inc.(a)	8,469	7,302
SiriusPoint Ltd.(a)(b)	6,850	51,991
Stewart Information Services Corp.	1,098	52,451
Tiptree, Inc.	2,116	31,761
Travelers Cos., Inc.	15,574	2,976,503
Trean Insurance Group, Inc.(a)	1,480	9,013
Trupanion, Inc.(a)(b)	2,521	148,789
United Fire Group, Inc.	1,781	56,084
Universal Insurance Holdings, Inc.	1,090	13,887
Unum Group	13,227	555,931
W R Berkley Corp.	13,710	961,619
White Mountains Insurance Group Ltd.(b)	181	276,561
Willis Towers Watson PLC	7,108	1,806,783

		65,450,177

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(a)	397,829	39,321,418
Alphabet, Inc., Class C(a)	352,069	35,161,131
Arena Group Holdings, Inc.(a)	1,698	15,180
Bumble, Inc., Class A(a)	6,338	163,204
Cargurus, Inc.(a)	6,510	114,902
Cars.com, Inc.(a)	4,460	76,266
DHI Group, Inc.(a)	4,676	27,775
Eventbrite, Inc., Class A(a)	4,028	35,809
EverQuote, Inc., Class A(a)	1,224	19,094
fuboTV, Inc.(a)(b)	12,757	32,785
IAC, Inc.(a)	5,073	286,625
Match Group, Inc.(a)	18,419	996,836
MediaAlpha, Inc., Class A(a)	1,139	15,889
Meta Platforms, Inc., Class A(a)	148,572	22,132,771
Outbrain, Inc.(a)	4,466	21,973
Pinterest, Inc., Class A(a)(b)	38,486	1,011,797
QuinStreet, Inc.(a)	3,046	46,695
Shutterstock, Inc.	1,408	105,980
TripAdvisor, Inc.(a)	7,461	173,841
TrueCar, Inc.(a)	5,805	18,112
Vimeo, Inc.(a)	7,862	35,693
Vinco Ventures, Inc.(a)(b)	13,827	10,217
Yelp, Inc.(a)(b)	4,499	141,764
Ziff Davis, Inc.(a)	3,041	272,109
ZipRecruiter, Inc., Class A(a)	5,115	100,459
ZoomInfo Technologies, Inc., CLass A(a)	18,414	519,827

		100,858,152

Internet & Direct Marketing Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	12,762
Amazon.com, Inc.(a)	587,301	60,568,352

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
BARK, Inc.(a)	12,225	$24,572
CarParts.com, Inc.(a)	2,466	16,818
ContextLogic, Inc., Class A(a)	36,174	24,884
DoorDash, Inc., Class A(a)	16,589	960,835
Duluth Holdings, Inc., Class B(a)	1,416	9,416
eBay, Inc.	35,936	1,778,832
Etsy, Inc.(a)(b)	8,286	1,139,988
Groupon, Inc.(a)(b)	1,225	10,118
Lands’ End, Inc.(a)	889	8,028
Overstock.com, Inc.(a)	2,560	61,978
PetMed Express, Inc.	1,061	22,790
Qurate Retail, Inc., Series A(a)	21,408	55,233
RealReal, Inc.(a)	4,179	7,648
Revolve Group, Inc.(a)(b)	3,137	89,530
RumbleON, Inc., Class B(a)	1,437	12,085
Stitch Fix, Inc., Class A(a)	5,133	26,743
Wayfair, Inc., Class A(a)(b)	5,525	334,262
Xometry, Inc., Class A(a)(b)	2,346	82,157

		65,247,031

IT Services — 4.4%
Accenture PLC, Class A	41,895	11,690,800
Affirm Holdings, Inc.(a)	14,237	230,497
Akamai Technologies, Inc.(a)	10,420	926,859
Amdocs Ltd.	7,742	711,722
Automatic Data Processing, Inc.	27,590	6,230,098
AvidXchange Holdings, Inc.(a)	9,286	103,260
BigCommerce Holdings, Inc., Series-1(a)	4,449	54,545
Block, Inc.(a)	35,101	2,868,454
Brightcove, Inc.(a)	2,245	14,233
Broadridge Financial Solutions, Inc.	7,822	1,176,116
Cantaloupe, Inc.(a)	2,911	14,817
Cass Information Systems, Inc.	1,157	56,184
Cerberus Cyber Sentinel Corp.(a)	3,920	5,606
Cloudflare, Inc., Class A(a)(b)	18,770	993,121
Cognizant Technology Solutions Corp., Class A	33,798	2,256,017
Concentrix Corp.	2,706	383,738
Conduent, Inc.(a)	11,206	53,453
CSG Systems International, Inc.	2,157	128,708
Cyxtera Technologies, Inc.(a)	2,123	6,836
DigitalOcean Holdings, Inc.(a)(b)	4,527	132,867
DXC Technology Co.(a)	15,334	440,546
Edgio, Inc.(a)	13,086	20,545
EPAM Systems, Inc.(a)	3,626	1,206,189
Euronet Worldwide, Inc.(a)	3,033	341,758
EVERTEC, Inc.	4,185	154,594
Evo Payments, Inc., Class A(a)	3,362	113,871
ExlService Holdings, Inc.(a)	2,134	364,060
Fastly, Inc., Class A(a)(b)	8,595	88,958
Fidelity National Information Services, Inc.	39,777	2,984,866
Fiserv, Inc.(a)	38,911	4,151,025
FleetCor Technologies, Inc.(a)	4,682	977,648
Flywire Corp.(a)	3,641	98,198
Gartner, Inc.(a)	5,051	1,707,945
Genpact Ltd.	12,100	572,088
Global Payments, Inc.	17,852	2,012,277
Globant SA(a)(b)	2,664	432,048
GoDaddy, Inc., Class A(a)	10,109	830,252
Grid Dynamics Holdings, Inc.(a)(b)	3,516	44,020
Hackett Group, Inc.	1,720	38,012
I3 Verticals, Inc., Class A(a)	1,114	32,217
IBEX Holdings Ltd.(a)(b)	997	26,610

Security	Shares	Value

IT Services (continued)
Information Services Group, Inc.	4,090	$21,432
International Business Machines Corp.	59,460	8,011,046
International Money Express, Inc.(a)	2,474	56,308
Jack Henry & Associates, Inc.	4,737	853,086
Kyndryl Holdings, Inc.(a)	13,127	175,771
Marqeta, Inc., Class A(a)	29,185	193,497
Mastercard, Inc., Class A	56,205	20,829,573
Maximus, Inc.	3,917	293,187
MoneyGram International, Inc.(a)	6,829	73,548
MongoDB, Inc.(a)	4,340	929,671
Okta, Inc.(a)	10,125	745,301
Paya Holdings, Inc.(a)	4,078	39,638
Paychex, Inc.	21,316	2,469,672
Payoneer Global, Inc.(a)	14,272	85,061
PayPal Holdings, Inc.(a)	75,440	6,147,606
Paysafe Ltd.(a)	1,495	31,455
Perficient, Inc.(a)	2,180	161,625
PFSweb, Inc.	2,076	13,826
Rackspace Technology, Inc.(a)	2,884	8,652
Remitly Global, Inc.(a)	7,488	90,305
Repay Holdings Corp.(a)	5,002	48,719
Sabre Corp.(a)	21,234	144,604
Shift4 Payments, Inc., Class A(a)(b)	3,291	210,756
Snowflake, Inc., Class A(a)(b)	20,288	3,173,855
Squarespace, Inc., Class A(a)	1,981	46,989
SS&C Technologies Holdings, Inc.	14,367	867,048
StoneCo Ltd., Class A(a)	19,136	213,558
Thoughtworks Holding, Inc.(a)(b)	4,953	53,492
Toast, Inc., Class A(a)	16,689	372,332
TTEC Holdings, Inc.	1,040	52,874
Tucows, Inc., Class A(a)(b)	474	15,723
Twilio, Inc., Class A(a)	11,325	677,688
Unisys Corp.(a)	3,469	18,767
VeriSign, Inc.(a)	6,162	1,343,624
Verra Mobility Corp.(a)	8,882	137,049
Visa, Inc., Class A	108,782	25,042,704
Western Union Co.	25,745	364,807
WEX, Inc.(a)	2,830	523,465
Wix.com Ltd.(a)	3,771	328,002

		119,541,974

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	2,268	106,483
AMMO, Inc.(a)(b)	3,293	8,167
Brunswick Corp.	4,620	389,605
Clarus Corp.(b)	1,492	14,995
Hasbro, Inc.	8,909	527,145
Johnson Outdoors, Inc., Class A	138	9,447
Latham Group, Inc.(a)	2,161	9,508
Malibu Boats, Inc., Class A(a)	1,332	80,706
MasterCraft Boat Holdings, Inc.(a)	1,420	40,839
Mattel, Inc.(a)	22,747	465,404
Peloton Interactive, Inc., Class A(a)(b)	20,787	268,776
Polaris, Inc.(b)	3,649	419,051
Smith & Wesson Brands, Inc.	2,956	32,752
Sturm Ruger & Co., Inc.	1,052	59,859
Topgolf Callaway Brands Corp.(a)	9,369	229,447
Vista Outdoor, Inc.(a)(b)	3,171	93,069
YETI Holdings, Inc.(a)(b)	5,929	265,382

		3,020,635

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)(b)	6,159	288,426

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
AbCellera Biologics, Inc.(a)	14,351	$151,116
Adaptive Biotechnologies Corp.(a)	6,063	56,204
Agilent Technologies, Inc.	19,457	2,959,021
Akoya Biosciences, Inc.(a)	2,119	23,839
Avantor, Inc.(a)	40,461	967,018
Azenta, Inc.	4,939	276,090
Berkeley Lights, Inc.(a)	2,417	5,197
BioLife Solutions, Inc.(a)	2,281	53,467
Bionano Genomics, Inc.(a)(b)	14,144	25,601
Bio-Rad Laboratories, Inc., Class A(a)	1,382	646,030
Bio-Techne Corp.(b)	10,170	810,142
Bruker Corp.	6,933	486,142
Charles River Laboratories International, Inc.(a)	3,269	795,184
Codexis, Inc.(a)	3,610	22,201
CryoPort, Inc.(a)(b)	2,379	54,313
Cytek Biosciences, Inc.(a)(b)	7,712	92,930
Danaher Corp.	42,414	11,213,413
Illumina, Inc.(a)	10,415	2,230,893
Inotiv, Inc.(a)	753	5,459
IQVIA Holdings, Inc.(a)	12,145	2,786,184
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	97,049
MaxCyte, Inc.(a)	6,350	37,084
Medpace Holdings, Inc.(a)	1,637	361,892
Mettler-Toledo International, Inc.(a)	1,452	2,225,800
NanoString Technologies, Inc.(a)	2,353	24,895
OmniAb, Inc.(a)(b)	3,929	16,266
OmniAb, Inc.(d)	608	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	176,253
PerkinElmer, Inc.	8,316	1,143,699
QIAGEN NV(a)	14,845	727,405
Quanterix Corp.(a)	1,710	24,162
Quantum-Si, Inc.(a)(b)	7,468	16,579
Repligen Corp.(a)(b)	3,669	679,866
Seer, Inc., Class A(a)(b)	2,417	10,997
Singular Genomics Systems, Inc.(a)	5,103	13,650
SomaLogic, Inc.(a)(b)	10,906	37,953
Sotera Health Co.(a)	6,415	110,595
Syneos Health, Inc.(a)	6,936	249,141
Thermo Fisher Scientific, Inc.	25,855	14,745,882
Waters Corp.(a)	3,923	1,289,019
West Pharmaceutical Services, Inc.	4,846	1,287,098

		47,224,155

Machinery — 2.0%
3D Systems Corp.(a)	7,065	76,726
AGCO Corp.	4,136	571,306
Alamo Group, Inc.	698	109,216
Albany International Corp., Class A	2,042	229,010
Allison Transmission Holdings, Inc.	6,124	276,070
Altra Industrial Motion Corp.	4,584	279,945
Astec Industries, Inc.	1,337	59,015
Barnes Group, Inc.	3,332	147,474
Blue Bird Corp.(a)	1,815	26,317
Caterpillar, Inc.	34,225	8,634,625
Chart Industries, Inc.(a)(b)	2,776	371,928
CIRCOR International, Inc.(a)	747	20,655
Columbus McKinnon Corp.	1,466	52,703
Crane Holdings Co.	3,098	359,089
Cummins, Inc.	9,291	2,318,476
Deere & Co.	18,234	7,710,065
Desktop Metal, Inc., Class A(a)(b)	18,582	31,218
Donaldson Co., Inc.	7,935	494,747

Security	Shares	Value

Machinery (continued)
Douglas Dynamics, Inc.	1,306	$52,775
Dover Corp.	9,226	1,400,784
Energy Recovery, Inc.(a)	3,940	87,192
Enerpac Tool Group Corp.	4,294	113,963
EnPro Industries, Inc.	1,210	146,495
Esab Corp.	3,449	199,387
ESCO Technologies, Inc.	1,757	172,959
Evoqua Water Technologies Corp.(a)	7,394	358,683
Federal Signal Corp.	4,016	213,852
Flowserve Corp.	8,732	300,555
Fortive Corp.	23,431	1,594,011
Franklin Electric Co., Inc.	2,913	263,044
Gates Industrial Corp. PLC(a)	7,452	98,441
Gorman-Rupp Co.	1,213	34,849
Graco, Inc.	11,079	756,917
Greenbrier Cos., Inc.	2,505	77,455
Helios Technologies, Inc.(b)	1,936	127,776
Hillenbrand, Inc.	4,517	211,667
Hillman Solutions Corp.(a)	7,917	76,003
Hydrofarm Holdings Group, Inc.(a)	2,964	5,543
Hyliion Holdings Corp.(a)(b)	5,934	21,244
Hyster-Yale Materials Handling, Inc.	750	24,322
Hyzon Motors, Inc.(a)(b)	6,251	13,315
IDEX Corp.(b)	5,064	1,213,740
Illinois Tool Works, Inc.	20,215	4,771,549
Ingersoll Rand, Inc.	26,531	1,485,736
ITT, Inc.	5,379	492,663
John Bean Technologies Corp.	2,067	230,946
Kadant, Inc.(b)	797	162,405
Kennametal, Inc.	4,869	138,766
Lincoln Electric Holdings, Inc.	3,614	603,068
Lindsay Corp.	692	108,381
Luxfer Holdings PLC	3,342	55,310
Manitowoc Co., Inc.(a)	2,189	29,989
Markforged Holding Corp.(a)	10,015	13,420
Microvast Holdings, Inc.(a)(b)	11,816	19,260
Middleby Corp.(a)	3,454	536,924
Miller Industries, Inc.	1,182	34,290
Mueller Industries, Inc.	3,534	231,654
Mueller Water Products, Inc., Class A	10,406	131,636
Nikola Corp.(a)(b)	18,178	49,262
Nordson Corp.	3,691	898,020
Omega Flex, Inc.	130	13,819
Oshkosh Corp.	4,123	415,516
Otis Worldwide Corp.	27,519	2,262,887
PACCAR, Inc.	22,478	2,457,070
Parker-Hannifin Corp.	8,464	2,759,264
Pentair PLC	10,601	587,083
Proterra, Inc.(a)(b)	13,816	70,462
Proto Labs, Inc.(a)	1,922	58,813
RBC Bearings, Inc.(a)(b)	1,809	441,342
REV Group, Inc.	1,078	13,809
Sarcos Technology & Robotics Corp.(a)	7,735	4,641
Shyft Group, Inc.	1,974	65,714
Snap-on, Inc.	3,362	836,230
SPX Technologies, Inc.(a)	2,991	224,355
Standex International Corp.	643	74,312
Stanley Black & Decker, Inc.	9,861	880,686
Tennant Co.	1,312	92,011
Terex Corp.	4,422	225,389
Timken Co.	4,019	330,965
Titan International, Inc.(a)	2,632	43,928

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co.	6,802	$758,559
Trinity Industries, Inc.	5,760	165,715
Velo3D, Inc.(a)(b)	5,709	13,702
Wabash National Corp.	3,518	90,624
Watts Water Technologies, Inc., Class A	1,852	302,839
Westinghouse Air Brake Technologies Corp.	11,972	1,242,813
Xylem, Inc.	11,901	1,237,823

		54,997,207

Marine — 0.0%
Costamare, Inc.	3,080	31,262
Eagle Bulk Shipping, Inc.	778	44,564
Eneti, Inc.	3,353	35,508
Genco Shipping & Trading Ltd.	2,396	43,464
Golden Ocean Group Ltd.(a)	7,042	67,462
Kirby Corp.(a)	3,667	259,550
Matson, Inc.	2,529	167,218
Safe Bulkers, Inc.	7,287	23,974

		673,002

Media — 0.9%
Advantage Solutions, Inc.(a)(b)	3,751	9,715
Altice USA, Inc., Class A(a)	12,284	60,192
AMC Networks, Inc., Class A(a)	2,699	49,958
Audacy, Inc.(a)	11,048	3,549
Boston Omaha Corp., Class A(a)	863	22,826
Cable One, Inc.	391	308,843
Cardlytics, Inc.(a)(b)	1,891	14,183
Charter Communications, Inc., Class A(a)	7,183	2,760,499
Clear Channel Outdoor Holdings, Inc.(a)	18,038	34,453
Comcast Corp., Class A	283,900	11,171,465
Cumulus Media, Inc., Class A(a)	3,500	23,450
Daily Journal Corp.(a)	60	18,360
DISH Network Corp., Class A(a)(b)	16,826	242,126
Entravision Communications Corp., Class A	1,689	10,979
EW Scripps Co., Class A(a)	2,946	44,043
Fox Corp., Class A	18,875	640,617
Fox Corp., Class B	9,735	308,599
Gannett Co., Inc.(a)	7,997	18,073
Gray Television, Inc.	6,043	78,317
iHeartMedia, Inc., Class A(a)(b)	7,721	59,838
Innovid Corp.(a)	8,210	18,473
Integral Ad Science Holding Corp.(a)	1,140	11,719
Interpublic Group of Cos., Inc.	25,358	924,553
John Wiley & Sons, Inc., Class A	2,734	125,217
Liberty Broadband Corp., Class A(a)	1,719	154,057
Liberty Broadband Corp., Class C(a)	7,803	700,553
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,199	211,183
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	10,552	425,246
Loyalty Ventures, Inc.(a)(b)	1,090	2,017
Magnite, Inc.(a)(b)	8,306	100,336
New York Times Co., Class A	10,894	379,547
News Corp., Class A	23,597	478,075
News Corp., Class B	9,143	186,883
Nexstar Media Group, Inc., Class A	2,486	509,058
Omnicom Group, Inc.	13,377	1,150,288
Paramount Global, Class A(b)	2,738	72,968
Paramount Global, Class B	37,746	874,197
PubMatic, Inc., Class A(a)	2,634	40,379
Quotient Technology, Inc.(a)	4,746	19,221
Scholastic Corp.	2,274	100,602
Sinclair Broadcast Group, Inc., Class A	3,738	77,115
Sirius XM Holdings, Inc.(b)	45,919	265,871
Stagwell, Inc.(a)	4,676	32,826

Security	Shares	Value

Media (continued)
TechTarget, Inc.(a)(b)	1,792	$88,758
TEGNA, Inc.	13,709	273,220
Thryv Holdings, Inc.(a)	1,791	40,065
Trade Desk, Inc., Class A(a)	29,277	1,484,344
WideOpenWest, Inc.(a)	3,478	39,962

		24,666,818

Metals & Mining — 0.7%
5E Advanced Materials, Inc.(a)(b)	2,185	21,522
Alcoa Corp.	11,668	609,536
Alpha Metallurgical Resources, Inc.(b)	1,050	168,977
Arconic Corp.(a)	5,631	132,385
ATI, Inc.(a)(b)	7,570	275,472
Carpenter Technology Corp.	3,397	164,041
Century Aluminum Co.(a)(b)	2,613	29,370
Cleveland-Cliffs, Inc.(a)	33,903	723,829
Coeur Mining, Inc.(a)(b)	16,736	65,103
Commercial Metals Co.	7,485	406,211
Compass Minerals International, Inc.	2,480	115,717
Constellium SE(a)	7,608	110,544
Dakota Gold Corp.(a)	6,771	23,766
Freeport-McMoRan, Inc.	94,020	4,195,172
Haynes International, Inc.	363	20,215
Hecla Mining Co.	37,284	230,042
Ivanhoe Electric, Inc.(a)	2,122	28,117
Kaiser Aluminum Corp.	1,048	91,721
Materion Corp.	1,424	128,516
MP Materials Corp.(a)	6,271	203,870
Newmont Corp.	52,033	2,754,107
Novagold Resources, Inc.(a)	16,803	106,027
Nucor Corp.	16,991	2,871,819
Olympic Steel, Inc.	1,177	52,071
Piedmont Lithium, Inc.(a)(b)	1,121	76,945
Ramaco Resources, Inc.	1,470	15,332
Reliance Steel & Aluminum Co.	3,920	891,604
Royal Gold, Inc.	4,407	559,821
Ryerson Holding Corp.	1,198	45,728
Schnitzer Steel Industries, Inc., Class A	1,945	65,819
Southern Copper Corp.	5,574	419,221
SSR Mining, Inc.	14,157	239,820
Steel Dynamics, Inc.	11,048	1,332,831
SunCoke Energy, Inc.	5,143	46,853
TimkenSteel Corp.(a)	2,945	57,928
Tredegar Corp.	2,663	32,302
U.S. Steel Corp.	15,776	449,458
Warrior Met Coal, Inc.	3,308	125,307
Worthington Industries, Inc.	1,931	109,816

		17,996,935

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc.	1,378	21,635
AGNC Investment Corp.	37,914	439,802
Angel Oak Mortgage, Inc.	1,604	12,688
Annaly Capital Management, Inc.	30,589	717,924
Apollo Commercial Real Estate Finance, Inc.	11,046	134,430
Arbor Realty Trust, Inc.	10,209	152,420
Ares Commercial Real Estate Corp.	2,603	31,965
ARMOUR Residential REIT, Inc.	5,531	34,735
Blackstone Mortgage Trust, Inc., Class A	11,093	264,457
BrightSpire Capital, Inc.	5,031	38,336
Broadmark Realty Capital, Inc.	7,832	34,304
Chimera Investment Corp.	13,492	98,357
Claros Mortgage Trust, Inc.	6,855	114,753
Dynex Capital, Inc.	2,599	37,452

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.	5,436	$74,636
Franklin BSP Realty Trust, Inc.	5,397	78,257
Granite Point Mortgage Trust, Inc.	1,933	12,912
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,346	234,231
Invesco Mortgage Capital, Inc.	1,274	18,715
KKR Real Estate Finance Trust, Inc.	4,580	72,959
Ladder Capital Corp.	6,531	73,147
MFA Financial, Inc.	6,287	74,752
New York Mortgage Trust, Inc.	17,656	55,087
Orchid Island Capital, Inc.(b)	1,137	13,860
PennyMac Mortgage Investment Trust	5,334	81,343
Ready Capital Corp.	6,262	82,846
Redwood Trust, Inc.	6,308	52,735
Rithm Capital Corp.	29,696	279,439
Starwood Property Trust, Inc.	19,945	416,651
TPG RE Finance Trust, Inc.	3,418	29,771
Two Harbors Investment Corp.	7,086	127,123

		3,911,722

Multiline Retail — 0.5%
Big Lots, Inc.	1,787	29,236
Dillard’s, Inc., Class A(b)	252	99,114
Dollar General Corp.	14,813	3,460,317
Dollar Tree, Inc.(a)	14,084	2,115,135
Franchise Group, Inc.	1,453	44,883
Kohl’s Corp.	8,579	277,702
Macy’s, Inc.	17,021	402,206
Nordstrom, Inc.	7,722	150,888
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,045	221,504
Target Corp.	30,609	5,269,033

		12,070,018

Multi-Utilities — 0.7%
Ameren Corp.	17,249	1,498,421
Avista Corp.	3,862	154,094
Black Hills Corp.	4,232	306,312
CenterPoint Energy, Inc.	41,778	1,258,353
CMS Energy Corp.	18,911	1,194,986
Consolidated Edison, Inc.	23,459	2,235,877
Dominion Energy, Inc.	55,076	3,505,037
DTE Energy Co.	12,906	1,501,871
NiSource, Inc.	26,881	745,948
NorthWestern Corp.	3,792	215,386
Public Service Enterprise Group, Inc.	33,093	2,049,449
Sempra Energy	20,820	3,338,071
Unitil Corp.	767	40,014
WEC Energy Group, Inc.	20,998	1,973,602

		20,017,421

Oil, Gas & Consumable Fuels — 4.5%
Aemetis, Inc.(a)(b)	1,655	7,729
Alto Ingredients, Inc.(a)	3,664	12,421
Amplify Energy Corp.(a)(b)	3,056	26,465
Antero Midstream Corp.	23,105	251,845
Antero Resources Corp.(a)	18,986	547,556
APA Corp.	20,911	926,985
Arch Resources, Inc.	906	134,106
Ardmore Shipping Corp.(a)	3,060	44,829
Berry Corp.	4,825	44,390
California Resources Corp.	4,770	203,822
Callon Petroleum Co.(a)	2,953	125,650
Cheniere Energy, Inc.	16,453	2,513,854

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	8,018	$695,321
Chevron Corp.	127,806	22,240,800
Chord Energy Corp.	2,692	385,844
Civitas Resources, Inc.	4,697	312,585
Clean Energy Fuels Corp.(a)	11,389	64,462
CNX Resources Corp.(a)(b)	12,210	204,273
Comstock Resources, Inc.	5,948	72,268
ConocoPhillips	82,212	10,019,176
CONSOL Energy, Inc.	2,144	123,988
Coterra Energy, Inc.	52,045	1,302,686
Crescent Energy Co., Class A	1,874	22,600
CVR Energy, Inc.	1,859	61,719
Delek U.S. Holdings, Inc.	4,418	118,226
Denbury, Inc.(a)	3,239	281,080
Devon Energy Corp.	42,711	2,701,044
DHT Holdings, Inc.	8,078	69,228
Diamondback Energy, Inc.	11,494	1,679,503
Dorian LPG Ltd.	2,590	51,412
DT Midstream, Inc.(a)	6,298	344,249
Earthstone Energy, Inc., Class A(a)(b)	3,803	52,862
Empire Petroleum Corp.(a)(b)	1,692	22,317
Energy Fuels, Inc.(a)(b)	11,976	88,263
Enviva, Inc.	1,991	90,551
EOG Resources, Inc.	38,545	5,097,576
EQT Corp.	24,523	801,166
Equitrans Midstream Corp.	27,007	195,801
Excelerate Energy, Inc., Class A	1,754	40,868
Exxon Mobil Corp.	272,241	31,582,678
FLEX LNG Ltd.(a)(b)	1,825	56,758
Frontline PLC(b)	7,646	105,744
Gevo, Inc.(a)	9,834	20,848
Golar LNG Ltd.(a)	5,492	128,732
Green Plains, Inc.(a)	1,196	41,585
Gulfport Energy Corp.(a)(b)	713	48,591
Hess Corp.	18,519	2,780,813
HF Sinclair Corp.	9,666	549,995
HighPeak Energy, Inc.(b)	727	20,327
International Seaways, Inc.	2,882	111,937
Kinder Morgan, Inc.	131,920	2,414,136
Kinetik Holdings, Inc., Class A	1,404	43,931
Kosmos Energy Ltd.(a)	26,528	209,836
Magnolia Oil & Gas Corp., Class A	11,073	261,434
Marathon Oil Corp.	44,374	1,218,954
Marathon Petroleum Corp.	30,650	3,939,138
Matador Resources Co.	7,324	484,556
Murphy Oil Corp.	9,297	405,442
NACCO Industries, Inc., Class A	532	20,732
New Fortress Energy, Inc.(b)	3,964	153,764
NextDecade Corp.(a)	3,045	18,240
Nordic American Tankers Ltd.	13,383	40,684
Northern Oil and Gas, Inc.	4,278	143,399
Occidental Petroleum Corp.	53,088	3,439,572
ONEOK, Inc.	29,533	2,022,420
Ovintiv, Inc.	16,496	812,098
Par Pacific Holdings, Inc.(a)	4,110	109,860
PBF Energy, Inc., Class A	6,394	268,484
PDC Energy, Inc.	6,027	408,209
Peabody Energy Corp.(a)(b)	7,895	220,192
Permian Resources Corp.	12,259	133,255
Phillips 66	31,206	3,129,026
Pioneer Natural Resources Co.	15,676	3,610,967
Range Resources Corp.	16,571	414,606

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ranger Oil Corp., Class A	1,207	$50,694
REX American Resources Corp.(a)	1,440	47,117
Riley Exploration Permian, Inc.	425	14,106
Ring Energy, Inc.(a)	6,295	14,856
SandRidge Energy, Inc.(a)	1,890	29,881
Scorpio Tankers, Inc.	3,349	160,317
SFL Corp. Ltd.	6,904	70,283
SilverBow Resources, Inc.(a)(b)	771	20,254
Sitio Royalties Corp., Class A	4,771	126,765
SM Energy Co.	7,906	259,870
Southwestern Energy Co.(a)	70,625	389,850
Talos Energy, Inc.(a)	4,137	81,954
Targa Resources Corp.	14,789	1,109,471
Teekay Corp.(a)	5,713	27,765
Teekay Tankers Ltd., Class A(a)	1,541	47,293
Tellurian, Inc.(a)(b)	31,729	63,141
Texas Pacific Land Corp.	375	748,444
Uranium Energy Corp.(a)(b)	26,349	106,186
Ur-Energy, Inc.(a)	13,853	18,147
VAALCO Energy, Inc.	8,384	38,986
Valero Energy Corp.	25,298	3,542,479
Vertex Energy, Inc.(a)(b)	3,651	26,579
Vital Energy, Inc.(a)	1,222	68,774
Vitesse Energy, Inc.(a)	1,510	24,100
W&T Offshore, Inc.(a)	7,555	46,992
Williams Cos., Inc.	80,687	2,601,349
World Fuel Services Corp.	4,001	113,228

		121,199,344

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	52,934
Glatfelter Corp.	2,862	12,536
Louisiana-Pacific Corp.	4,613	314,099
Resolute Forest Products, Inc.(a)	2,627	57,032
Sylvamo Corp.	2,521	119,823

		556,424

Personal Products — 0.2%
Beauty Health Co.(a)	6,871	78,329
BellRing Brands, Inc.(a)	8,954	253,935
Coty, Inc., Class A(a)	22,417	223,273
Edgewell Personal Care Co.	3,579	153,396
elf Beauty, Inc.(a)	3,293	189,512
Estee Lauder Cos., Inc., Class A	15,180	4,206,074
Herbalife Nutrition Ltd.(a)	6,918	121,549
Honest Co., Inc.(a)	6,142	20,269
Inter Parfums, Inc.	1,217	143,874
Medifast, Inc.	711	79,241
Nature’s Sunshine Products, Inc.(a)	255	2,693
Nu Skin Enterprises, Inc., Class A	3,335	143,005
Olaplex Holdings, Inc.(a)	8,979	56,658
USANA Health Sciences, Inc.(a)	667	38,979
Veru, Inc.(a)(b)	4,989	28,737

		5,739,524

Pharmaceuticals — 4.5%
AbbVie, Inc.	116,777	17,253,802
Aclaris Therapeutics, Inc.(a)	5,218	88,184
Amneal Pharmaceuticals, Inc.(a)	5,098	11,216
Amphastar Pharmaceuticals, Inc.(a)	2,313	69,991
Amylyx Pharmaceuticals, Inc.(a)	3,280	128,543
ANI Pharmaceuticals, Inc.(a)	794	35,516
Arvinas, Inc.(a)	3,027	99,195

Security	Shares	Value

Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc.(a)	3,928	$18,187
Athira Pharma, Inc.(a)	2,144	8,662
Axsome Therapeutics, Inc.(a)	1,951	146,325
Bristol-Myers Squibb Co.	139,541	10,137,654
Cara Therapeutics, Inc.(a)(b)	3,166	36,979
Cassava Sciences, Inc.(a)(b)	2,756	77,168
Catalent, Inc.(a)	11,711	627,124
CinCor Pharma, Inc.(a)	1,607	46,491
Collegium Pharmaceutical, Inc.(a)	2,761	77,529
Corcept Therapeutics, Inc.(a)(b)	6,078	138,943
DICE Therapeutics, Inc.(a)	2,283	72,531
Edgewise Therapeutics, Inc.(a)	2,551	26,097
Elanco Animal Health, Inc.(a)	29,037	398,678
Eli Lilly & Co.	55,681	19,162,616
Esperion Therapeutics, Inc.(a)	5,844	37,168
Evolus, Inc.(a)(b)	1,907	19,814
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	11,170
Fulcrum Therapeutics, Inc.(a)	1,593	20,088
Harmony Biosciences Holdings, Inc.(a)(b)	1,653	79,625
Innoviva, Inc.(a)	4,370	55,280
Intra-Cellular Therapies, Inc.(a)	6,007	287,855
Jazz Pharmaceuticals PLC(a)	4,002	626,953
Johnson & Johnson	173,979	28,431,648
Ligand Pharmaceuticals, Inc.(a)	1,120	78,064
Liquidia Corp.(a)	4,533	29,918
Merck & Co., Inc.	167,185	17,957,341
Nektar Therapeutics(a)	10,497	28,552
NGM Biopharmaceuticals, Inc.(a)	3,162	16,569
Nuvation Bio, Inc.(a)	9,777	24,051
Ocular Therapeutix, Inc.(a)(b)	2,768	10,823
Organon & Co.	16,989	511,879
Pacira BioSciences, Inc.(a)	2,757	108,267
Perrigo Co. PLC	8,820	330,044
Pfizer, Inc.	373,613	16,498,750
Phathom Pharmaceuticals, Inc.(a)	1,212	14,459
Phibro Animal Health Corp., Class A	619	9,533
Prestige Consumer Healthcare, Inc.(a)	3,589	236,013
Provention Bio, Inc.(a)	4,955	42,910
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,618	70,108
Relmada Therapeutics, Inc.(a)	1,462	5,936
Revance Therapeutics, Inc.(a)	4,871	168,926
Royalty Pharma PLC, Class A	24,832	973,166
Scilex Holding Co., (Acquired 01/06/23, Cost: $18,764)(e)	3,715	28,497
SIGA Technologies, Inc.	2,502	18,340
Supernus Pharmaceuticals, Inc.(a)	3,326	136,399
Tarsus Pharmaceuticals, Inc.(a)	888	13,995
Theravance Biopharma, Inc.(a)	5,256	56,817
Third Harmonic Bio, Inc.(a)	1,258	5,497
Ventyx Biosciences, Inc.(a)(b)	1,410	59,220
Viatris, Inc.	80,278	976,180
Xeris Biopharma Holdings, Inc.(a)	12,105	15,010
Zoetis, Inc.	31,224	5,167,260

		121,823,556

Professional Services — 0.6%
Alight, Inc., Class A(a)(b)	21,826	204,946
ASGN, Inc.(a)	3,126	284,310
Atlas Technical Consultants, Inc.(a)(b)	1,076	13,052
Barrett Business Services, Inc.	580	57,640
Booz Allen Hamilton Holding Corp., Class A	8,764	829,425
CACI International, Inc., Class A(a)(b)	1,552	478,156

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CBIZ, Inc.(a)	3,197	$152,145
Clarivate PLC(a)(b)	30,144	335,201
CoStar Group, Inc.(a)	26,725	2,081,877
CRA International, Inc.	456	54,191
Dun & Bradstreet Holdings, Inc.	17,060	249,929
Equifax, Inc.	8,059	1,790,710
Exponent, Inc.	3,403	348,944
First Advantage Corp.(a)(b)	4,217	58,532
Forrester Research, Inc.(a)	474	17,566
Franklin Covey Co.(a)	875	40,600
FTI Consulting, Inc.(a)	2,321	370,246
Heidrick & Struggles International, Inc.	1,059	32,575
HireRight Holdings Corp.(a)(b)	1,645	18,819
Huron Consulting Group, Inc.(a)	1,374	93,487
ICF International, Inc.	1,207	123,343
Insperity, Inc.	2,314	255,813
Jacobs Solutions, Inc.	8,505	1,050,793
KBR, Inc.	8,876	454,717
Kelly Services, Inc., Class A	1,865	33,757
Kforce, Inc.	1,435	80,547
Korn Ferry	3,503	189,127
Legalzoom.com, Inc.(a)	6,145	52,110
Leidos Holdings, Inc.	8,938	883,432
ManpowerGroup, Inc.	3,288	286,582
NV5 Global, Inc.(a)	890	118,628
Planet Labs PBC(a)(b)	9,833	48,673
Red Violet, Inc.(a)	1,105	26,271
Resources Connection, Inc.	2,633	45,472
Robert Half International, Inc.	7,089	595,192
Science Applications International Corp.	3,605	374,127
Skillsoft Corp.(a)	5,867	11,265
Spire Global, Inc.(a)(b)	16,464	19,592
Sterling Check Corp.(a)	1,260	17,577
TransUnion	12,801	918,472
TriNet Group, Inc.(a)	2,363	178,288
TrueBlue, Inc.(a)	2,384	46,798
Upwork, Inc.(a)	7,682	99,559
Verisk Analytics, Inc.	10,265	1,866,074
Willdan Group, Inc.(a)(b)	1,798	34,234

		15,322,794

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	53,704
CBRE Group, Inc., Class A(a)	20,870	1,784,594
Compass, Inc., Class A(a)	16,508	66,362
Cushman & Wakefield PLC(a)(b)	10,268	148,167
DigitalBridge Group, Inc.	11,121	164,591
Doma Holdings, Inc.(a)	26,630	18,907
Douglas Elliman, Inc.	3,965	18,477
eXp World Holdings, Inc.	5,792	90,297
Forestar Group, Inc.(a)	1,192	17,737
FRP Holdings, Inc.(a)	186	10,448
Howard Hughes Corp.(a)(b)	2,558	218,683
Jones Lang LaSalle, Inc.(a)	3,176	587,147
Kennedy-Wilson Holdings, Inc.	8,538	152,659
Marcus & Millichap, Inc.	1,555	56,353
Newmark Group, Inc., Class A	9,252	79,290
Opendoor Technologies, Inc.(a)(b)	28,738	62,936
RE/MAX Holdings, Inc., Class A	632	14,416
Redfin Corp.(a)(b)	5,744	42,965
RMR Group, Inc., Class A	541	16,782
St. Joe Co.	2,076	97,780

Security	Shares	Value

Real Estate Management & Development (continued)
Stratus Properties, Inc.	955	$21,029
Tejon Ranch Co.(a)	507	10,150
WeWork, Inc., Class A(a)(b)	8,203	13,043
Zillow Group, Inc., Class A(a)	3,560	152,938
Zillow Group, Inc., Class C(a)(b)	10,805	477,689

		4,377,144

Road & Rail — 1.0%
ArcBest Corp.(b)	1,534	128,012
Avis Budget Group, Inc.(a)(b)	1,947	389,478
Covenant Logistics Group, Inc.(b)	1,017	33,724
CSX Corp.	138,604	4,285,636
Daseke, Inc.(a)	1,895	13,227
Heartland Express, Inc.	3,436	57,794
Hertz Global Holdings, Inc.(a)	14,092	253,938
JB Hunt Transport Services, Inc.	5,406	1,022,004
Knight-Swift Transportation Holdings, Inc.	10,042	593,482
Landstar System, Inc.	2,445	422,569
Lyft, Inc., Class A(a)(b)	22,002	357,533
Marten Transport Ltd.	4,841	106,938
Norfolk Southern Corp.	15,292	3,758,927
Old Dominion Freight Line, Inc.	6,506	2,168,059
PAM Transportation Services, Inc.(a)(b)	886	25,650
RXO, Inc.(a)	6,858	125,639
Ryder System, Inc.	3,073	290,122
Saia, Inc.(a)(b)	1,698	463,180
Schneider National, Inc., Class B	3,106	82,309
TuSimple Holdings, Inc., Class A(a)	10,700	22,470
Uber Technologies, Inc.(a)	127,038	3,929,285
U-Haul Holding Co.	5,740	357,682
Union Pacific Corp.	40,668	8,303,999
Universal Logistics Holdings, Inc.	345	12,392
Werner Enterprises, Inc.	3,887	182,572
XPO Logistics, Inc.(a)	6,858	273,360

		27,659,981

Semiconductors & Semiconductor Equipment — 4.8%
ACM Research, Inc., Class A(a)	3,000	37,470
Advanced Micro Devices, Inc.(a)	106,821	8,027,598
Allegro MicroSystems, Inc.(a)	4,091	156,153
Alpha & Omega Semiconductor Ltd.(a)	1,720	56,691
Ambarella, Inc.(a)	2,579	231,697
Amkor Technology, Inc.	6,653	194,667
Analog Devices, Inc.	33,867	5,807,174
Applied Materials, Inc.	56,772	6,329,510
Atomera, Inc.(a)	815	5,950
Axcelis Technologies, Inc.(a)	2,013	221,329
AXT, Inc.(a)	1,214	7,150
Broadcom, Inc.	26,088	15,261,741
CEVA, Inc.(a)	1,470	48,686
Cirrus Logic, Inc.(a)	3,545	320,433
Cohu, Inc.(a)	3,237	116,791
Credo Technology Group Holding Ltd.(a)(b)	6,153	106,631
Diodes, Inc.(a)	3,022	269,532
Enphase Energy, Inc.(a)	8,638	1,912,280
Entegris, Inc.	9,631	777,318
First Solar, Inc.(a)	6,936	1,231,834
FormFactor, Inc.(a)	4,805	135,213
Globalfoundries, Inc.(a)(b)	4,218	250,043
Ichor Holdings Ltd.(a)	1,435	48,503
Impinj, Inc.(a)	1,444	187,402
indie Semiconductor, Inc., Class A(a)	6,908	55,057
Intel Corp.	270,646	7,648,456

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	9,355	$3,671,650
Kulicke & Soffa Industries, Inc.	3,925	200,568
Lam Research Corp.	9,045	4,523,405
Lattice Semiconductor Corp.(a)	9,040	685,142
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,204	214,732
Marvell Technology, Inc.	56,333	2,430,769
MaxLinear, Inc.(a)	4,731	194,917
Microchip Technology, Inc.	35,026	2,718,718
Micron Technology, Inc.	71,945	4,338,284
MKS Instruments, Inc.(b)	3,628	371,217
Monolithic Power Systems, Inc.	3,019	1,287,785
NVIDIA Corp.	159,176	31,098,215
ON Semiconductor Corp.(a)	28,401	2,086,053
Onto Innovation, Inc.(a)	3,247	255,377
PDF Solutions, Inc.(a)	1,754	55,742
Photronics, Inc.(a)	3,827	69,345
Power Integrations, Inc.	3,675	316,381
Qorvo, Inc.(a)	6,757	734,216
Qualcomm, Inc.	74,050	9,864,201
Rambus, Inc.(a)	6,863	277,746
Semtech Corp.(a)	4,481	148,007
Silicon Laboratories, Inc.(a)	2,312	362,776
SiTime Corp.(a)	1,041	119,954
SkyWater Technology, Inc.(a)	811	8,775
Skyworks Solutions, Inc.	10,687	1,172,043
SMART Global Holdings, Inc.(a)	3,469	59,632
Synaptics, Inc.(a)	2,654	331,830
Teradyne, Inc.	10,250	1,042,425
Texas Instruments, Inc.	59,924	10,619,132
Transphorm, Inc.(a)	3,643	16,976
Ultra Clean Holdings, Inc.(a)	2,740	92,201
Universal Display Corp.	2,869	380,229
Veeco Instruments, Inc.(a)(b)	2,766	54,933
Wolfspeed, Inc.(a)	8,059	620,624

		129,869,309

Software — 8.3%
8x8, Inc.(a)	6,460	30,427
A10 Networks, Inc.	4,857	75,186
ACI Worldwide, Inc.(a)	6,881	192,186
Adeia, Inc.	8,008	87,688
Adobe, Inc.(a)	30,700	11,369,438
Agilysys, Inc.(a)	1,390	116,148
Alarm.com Holdings, Inc.(a)	2,898	155,333
Alkami Technology, Inc.(a)	2,197	35,965
Altair Engineering, Inc., Class A(a)(b)	3,565	189,302
Alteryx, Inc., Class A(a)	3,791	210,363
American Software, Inc., Class A	1,641	24,960
Amplitude, Inc., Class A(a)(b)	3,549	51,035
ANSYS, Inc.(a)	5,794	1,543,290
Appfolio, Inc., Class A(a)	1,200	134,796
Appian Corp., Class A(a)	2,774	114,747
AppLovin Corp., Class A(a)	14,710	186,817
Arteris, Inc.(a)	3,156	19,820
Asana, Inc., Class A(a)	4,988	77,314
Aspen Technology, Inc.(a)	1,731	344,036
Atlassian Corp., Class A(a)(b)	9,409	1,520,683
Autodesk, Inc.(a)	14,402	3,098,734
Avaya Holdings Corp.(a)	5,377	1,920
AvePoint, Inc.(a)	8,422	37,646
Bentley Systems, Inc., Class B(b)	11,446	446,966

Security	Shares	Value

Software (continued)
Bill.com Holdings, Inc.(a)	6,472	$748,293
Black Knight, Inc.(a)	10,116	612,928
Blackbaud, Inc.(a)	2,852	177,423
Blackline, Inc.(a)	3,699	265,588
Blend Labs, Inc., Class A(a)	12,282	20,388
Box, Inc., Class A(a)	9,213	294,724
C3.ai, Inc., Class A(a)	3,809	75,609
Cadence Design Systems, Inc.(a)	18,027	3,295,876
CCC Intelligent Solutions Holdings, Inc.(a)	11,864	109,742
Cerence, Inc.(a)	2,169	53,184
Ceridian HCM Holding, Inc.(a)	9,036	653,122
Cleanspark, Inc.(a)(b)	1,688	5,351
Clear Secure, Inc., Class A	3,729	117,053
CommVault Systems, Inc.(a)	2,940	182,956
Confluent, Inc., Class A(a)(b)	8,394	193,901
Consensus Cloud Solutions, Inc.(a)	1,250	73,463
Couchbase, Inc.(a)	2,394	35,407
Coupa Software, Inc.(a)	4,985	398,401
Crowdstrike Holdings, Inc., Class A(a)	13,952	1,477,517
CS Disco, Inc.(a)	1,888	15,689
Cvent Holding Corp.(a)(b)	4,519	36,468
Datadog, Inc., Class A(a)	17,655	1,320,771
Digimarc Corp.(a)	1,863	37,223
Digital Turbine, Inc.(a)	5,723	99,351
DocuSign, Inc.(a)	12,981	787,168
Dolby Laboratories, Inc., Class A	4,216	335,425
Domo, Inc., Class B(a)	1,416	21,962
DoubleVerify Holdings, Inc.(a)(b)	4,954	134,699
Dropbox, Inc., Class A(a)	17,951	417,002
Duck Creek Technologies, Inc.(a)	5,123	96,978
Dynatrace, Inc.(a)	12,807	492,173
E2open Parent Holdings, Inc.(a)(b)	12,000	82,800
Ebix, Inc.	1,492	28,438
eGain Corp.(a)	724	7,037
Elastic NV(a)	5,022	295,494
Enfusion, Inc., Class A(a)(b)	1,551	18,426
EngageSmart, Inc.(a)	2,476	48,777
Envestnet, Inc.(a)(b)	2,907	188,955
Everbridge, Inc.(a)	2,780	88,849
EverCommerce, Inc.(a)	1,361	14,059
Fair Isaac Corp.(a)	1,589	1,058,195
Five9, Inc.(a)	4,754	374,520
ForgeRock, Inc., Class A(a)	1,824	36,225
Fortinet, Inc.(a)	42,752	2,237,640
Gen Digital, Inc.	36,890	848,839
Greenidge Generation Holdings, Inc.(a)(b)	553	465
Guidewire Software, Inc.(a)	5,215	381,947
HubSpot, Inc.(a)	3,031	1,051,787
Informatica, Inc., Class A(a)(b)	2,800	49,840
Instructure Holdings, Inc.(a)(b)	1,199	32,409
Intapp, Inc.(a)	938	27,183
InterDigital, Inc.	2,107	147,385
Intuit, Inc.	18,218	7,700,202
Jamf Holding Corp.(a)	3,854	76,579
KnowBe4, Inc., Class A(a)	5,218	129,876
LivePerson, Inc.(a)	4,799	61,811
LiveRamp Holdings, Inc.(a)	4,836	129,411
Manhattan Associates, Inc.(a)	4,001	521,570
Marathon Digital Holdings, Inc.(a)(b)	6,785	48,920
Matterport, Inc.(a)(b)	14,473	50,945
MeridianLink, Inc.(a)	1,066	16,928
Microsoft Corp.	494,516	122,546,010

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
MicroStrategy, Inc., Class A(a)(b)	591	$148,772
Mitek Systems, Inc.(a)	2,481	24,463
Model N, Inc.(a)	2,003	79,439
Momentive Global, Inc.(a)	7,786	60,030
N-able, Inc.(a)	4,241	43,555
nCino, Inc.(a)(b)	4,394	125,668
NCR Corp.(a)	7,887	216,262
New Relic, Inc.(a)	3,756	229,304
NextNav, Inc.(a)	7,099	21,013
Nutanix, Inc., Class A(a)	15,029	418,858
Olo, Inc., Class A(a)(b)	5,920	47,478
ON24, Inc.(a)	1,991	18,476
OneSpan, Inc.(a)	3,234	44,662
Oracle Corp.	100,987	8,933,310
PagerDuty, Inc.(a)(b)	5,772	171,948
Palantir Technologies, Inc., Class A(a)	120,413	936,813
Palo Alto Networks, Inc.(a)	19,453	3,086,024
Paycom Software, Inc.(a)	3,345	1,083,579
Paycor HCM, Inc.(a)(b)	3,050	76,586
Paylocity Holding Corp.(a)	2,581	537,596
Pegasystems, Inc.(b)	2,937	114,191
Porch Group, Inc.(a)	4,723	13,933
PowerSchool Holdings, Inc., Class A(a)	3,683	82,941
Procore Technologies, Inc.(a)	4,784	267,665
Progress Software Corp.	2,817	149,414
PROS Holdings, Inc.(a)	3,022	76,154
PTC, Inc.(a)	6,869	926,491
Q2 Holdings, Inc.(a)	3,494	114,324
Qualys, Inc.(a)	2,467	284,593
Rapid7, Inc.(a)	3,624	144,489
Rimini Street, Inc.(a)	3,501	15,755
RingCentral, Inc., Class A(a)	5,642	220,207
Riot Blockchain, Inc.(a)(b)	8,080	50,662
Roper Technologies, Inc.	6,982	2,979,568
Salesforce, Inc.(a)	63,678	10,695,994
Sapiens International Corp. NV	2,240	50,758
SecureWorks Corp., Class A(a)	607	4,868
SentinelOne, Inc., Class A(a)	13,260	200,093
ServiceNow, Inc.(a)	13,253	6,031,838
ShotSpotter, Inc.(a)(b)	707	27,255
Smartsheet, Inc., Class A(a)	8,429	364,217
SolarWinds Corp.(a)	1,754	17,821
Splunk, Inc.(a)	10,680	1,022,824
Sprout Social, Inc., Class A(a)(b)	2,948	188,584
SPS Commerce, Inc.(a)	2,415	328,633
Sumo Logic, Inc.(a)	8,411	99,502
Synopsys, Inc.(a)	10,076	3,564,385
Telos Corp.(a)	4,939	23,954
Tenable Holdings, Inc.(a)	7,240	291,265
Teradata Corp.(a)	6,638	231,533
Tyler Technologies, Inc.(a)	2,712	875,352
UiPath, Inc., Class A(a)	24,241	372,342
Unity Software, Inc.(a)(b)	16,193	575,175
Upland Software, Inc.(a)	1,510	13,182
Varonis Systems, Inc.(a)(b)	7,148	184,704
Verint Systems, Inc.(a)	4,508	171,169
Veritone, Inc.(a)(b)	2,366	19,993
Viant Technology, Inc., Class A(a)	883	4,009
VMware, Inc., Class A(a)	13,970	1,710,906
Weave Communications, Inc.(a)(b)	3,917	20,368
WM Technology, Inc.(a)	4,980	6,275
Workday, Inc., Class A(a)	13,229	2,400,137

Security	Shares	Value

Software (continued)
Workiva, Inc.(a)(b)	3,189	$275,944
Xperi, Inc.(a)	2,213	22,905
Yext, Inc.(a)	5,854	40,685
Zeta Global Holdings Corp., Class A(a)	6,861	62,298
Zoom Video Communications, Inc., Class A(a)	16,781	1,258,575
Zscaler, Inc.(a)(b)	5,533	686,977
Zuora, Inc., Class A(a)	5,649	44,740

		224,585,640

Specialty Retail — 2.3%
Aaron’s Co., Inc.	1,983	29,051
Abercrombie & Fitch Co., Class A(a)	3,245	93,975
Academy Sports & Outdoors, Inc.	5,467	319,382
Advance Auto Parts, Inc.	3,976	605,465
American Eagle Outfitters, Inc.	10,398	167,824
America’s Car-Mart, Inc.(a)	281	24,205
Arko Corp.	6,136	51,481
Asbury Automotive Group, Inc.(a)	1,495	328,900
AutoNation, Inc.(a)	2,386	302,354
AutoZone, Inc.(a)	1,259	3,070,512
Bath & Body Works, Inc.	15,487	712,557
Bed Bath & Beyond, Inc.(a)(b)	4,874	13,745
Best Buy Co., Inc.	13,127	1,164,627
Big 5 Sporting Goods Corp.	1,094	10,929
Boot Barn Holdings, Inc.(a)	1,850	154,456
Buckle, Inc.	1,687	74,228
Build-A-Bear Workshop, Inc.(a)	1,239	30,430
Burlington Stores, Inc.(a)	4,348	999,301
Caleres, Inc.	2,081	54,148
Camping World Holdings, Inc., Class A	2,185	55,521
CarMax, Inc.(a)(b)	10,482	738,457
Carvana Co.(a)(b)	6,450	65,596
Cato Corp., Class A	2,025	20,129
Chico’s FAS, Inc.(a)	7,580	39,947
Children’s Place, Inc.(a)	869	39,427
Citi Trends, Inc.(a)	548	17,251
Conn’s, Inc.(a)	439	4,131
Container Store Group, Inc.(a)	1,057	5,507
Designer Brands, Inc., Class A	3,326	34,291
Destination XL Group, Inc.(a)	6,269	44,698
Dick’s Sporting Goods, Inc.	3,526	461,060
EVgo, Inc.(a)(b)	4,566	31,460
Five Below, Inc.(a)	3,536	697,052
Floor & Decor Holdings, Inc., Class A(a)(b)	6,887	625,133
Foot Locker, Inc.	5,084	221,205
GameStop Corp., Class A(a)(b)	18,457	403,655
Gap, Inc.	13,510	183,331
Genesco, Inc.(a)	1,043	50,366
Group 1 Automotive, Inc.(b)	957	204,654
GrowGeneration Corp.(a)	2,856	14,737
Guess?, Inc.	3,020	69,973
Haverty Furniture Cos., Inc.	1,048	36,596
Hibbett, Inc.	1,069	70,939
Home Depot, Inc.	68,245	22,122,982
JOANN, Inc.	2,118	8,303
Leslie’s, Inc.(a)(b)	9,408	145,730
Lithia Motors, Inc.	1,783	469,286
LL Flooring Holdings, Inc.(a)	1,004	6,084
Lowe’s Cos., Inc.	40,994	8,537,000
MarineMax, Inc.(a)(b)	887	27,719
Monro, Inc.	2,222	113,100
Murphy USA, Inc.	1,395	379,482
National Vision Holdings, Inc.(a)(b)	5,351	219,926

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
ODP Corp.(a)	2,695	$139,062
OneWater Marine, Inc., Class A(a)	684	22,394
O’Reilly Automotive, Inc.(a)	4,061	3,217,733
Penske Automotive Group, Inc.(b)	1,825	233,271
Petco Health & Wellness Co., Inc.(a)	5,201	60,800
Rent-A-Center, Inc., Class A	3,760	101,106
RH(a)(b)	1,252	390,611
Ross Stores, Inc.	22,397	2,647,101
Sally Beauty Holdings, Inc.(a)	7,155	111,475
Shoe Carnival, Inc.	744	20,319
Signet Jewelers Ltd.	2,786	213,993
Sleep Number Corp.(a)	1,237	42,528
Sonic Automotive, Inc., Class A	1,309	70,306
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	18,200
Tilly’s, Inc., Class A(a)	598	5,298
TJX Cos., Inc.	76,622	6,272,277
Tractor Supply Co.	7,247	1,652,244
TravelCenters of America, Inc.(a)	768	34,959
Ulta Beauty, Inc.(a)	3,331	1,712,001
Urban Outfitters, Inc.(a)	4,847	132,759
Victoria’s Secret & Co.(a)	5,589	235,576
Volta, Inc.(a)(b)	10,813	9,280
Warby Parker, Inc., Class A(a)	5,414	87,436
Williams-Sonoma, Inc.	4,372	589,958
Winmark Corp.	223	62,618
Zumiez, Inc.(a)	980	25,313

		62,480,916

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	993,367	143,332,924
Avid Technology, Inc.(a)	2,695	81,685
Corsair Gaming, Inc.(a)(b)	3,685	57,965
Dell Technologies, Inc., Class C	17,071	693,424
Diebold Nixdorf, Inc.(a)	2,781	6,647
Eastman Kodak Co.(a)	6,701	24,191
Hewlett Packard Enterprise Co.	83,721	1,350,420
HP, Inc.	67,378	1,963,395
IonQ, Inc.(a)	7,983	35,445
NetApp, Inc.	14,602	967,090
Pure Storage, Inc., Class A(a)	18,185	526,274
Super Micro Computer, Inc.(a)	2,842	205,562
Turtle Beach Corp.(a)	776	7,372
Western Digital Corp.(a)	20,550	903,172
Xerox Holdings Corp.	8,090	132,514

		150,288,080

Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A(a)(b)	6,333	17,416
Capri Holdings Ltd.(a)	8,736	580,857
Carter’s, Inc.	2,358	196,587
Columbia Sportswear Co.	2,457	235,626
Crocs, Inc.(a)	3,990	485,862
Deckers Outdoor Corp.(a)	1,717	733,983
Ermenegildo Zegna NV	4,527	51,879
Fossil Group, Inc.(a)	3,093	17,568
G-III Apparel Group Ltd.(a)	2,509	42,452
Hanesbrands, Inc.	21,010	177,324
Kontoor Brands, Inc.	3,741	178,670
Lululemon Athletica, Inc.(a)	7,379	2,264,468
Movado Group, Inc.	1,241	43,882
NIKE, Inc., Class B	80,964	10,309,146
Oxford Industries, Inc.	1,115	130,700
PLBY Group, Inc.(a)(b)	1,732	5,057

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	4,442	$399,336
Ralph Lauren Corp.	2,914	360,899
Rocky Brands, Inc.	309	9,727
Skechers USA, Inc., Class A(a)	8,691	418,472
Steven Madden Ltd.	4,857	174,123
Superior Group of Cos., Inc.	916	10,928
Tapestry, Inc.	15,894	724,290
Under Armour, Inc., Class A(a)	11,440	141,742
Under Armour, Inc., Class C(a)	12,665	138,049
Unifi, Inc.(a)	1,883	16,100
VF Corp.	23,144	716,075
Wolverine World Wide, Inc.	4,311	69,536

		18,650,754

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)(b)	3,469	166,928
Blue Foundry Bancorp(a)(b)	1,829	21,729
Bridgewater Bancshares, Inc.(a)	1,355	21,084
Capitol Federal Financial, Inc.	5,759	48,203
Columbia Financial, Inc.(a)	2,444	48,513
Enact Holdings, Inc.	1,946	48,942
Essent Group Ltd.	6,810	299,844
Federal Agricultural Mortgage Corp., Class C	456	60,634
Greene County Bancorp, Inc.	389	19,042
Hingham Institution for Savings	79	23,095
Home Bancorp, Inc.	190	7,296
Kearny Financial Corp.	5,495	51,543
Luther Burbank Corp.	1,915	22,482
Merchants Bancorp	607	17,463
MGIC Investment Corp.	19,061	269,141
Mr. Cooper Group, Inc.(a)	4,407	202,678
New York Community Bancorp, Inc.	44,825	447,802
NMI Holdings, Inc., Class A(a)	5,784	134,362
Northfield Bancorp, Inc.	2,756	41,202
PennyMac Financial Services, Inc.	1,842	124,188
Provident Bancorp, Inc.	875	7,893
Provident Financial Services, Inc.	3,731	87,529
Radian Group, Inc.	10,815	239,011
Rocket Cos., Inc., Class A(b)	8,621	81,124
Southern Missouri Bancorp, Inc.	347	16,802
TFS Financial Corp.	4,986	71,050
TrustCo Bank Corp./New York	719	25,819
UWM Holdings Corp.(b)	6,038	27,654
Walker & Dunlop, Inc.	1,979	188,757
Waterstone Financial, Inc.	3,037	48,896
WSFS Financial Corp.	3,434	165,897

		3,036,603

Tobacco — 0.6%
22nd Century Group, Inc.(a)(b)	7,514	8,266
Altria Group, Inc.	118,601	5,341,789
Philip Morris International, Inc.	101,530	10,583,487
Turning Point Brands, Inc.	705	16,363
Universal Corp.	1,853	100,748
Vector Group Ltd.	9,936	128,671

		16,179,324

Trading Companies & Distributors — 0.4%
Air Lease Corp.	6,821	306,740
Alta Equipment Group, Inc.	1,686	28,578
Applied Industrial Technologies, Inc.	2,526	361,748
Beacon Roofing Supply, Inc.(a)	3,378	192,141
BlueLinx Holdings, Inc.(a)	823	71,453
Boise Cascade Co.	2,746	205,868

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(a)(b)	4,452	$98,256
Custom Truck One Source, Inc.(a)(b)	2,724	19,286
Distribution Solutions Group, Inc.(a)	255	10,531
DXP Enterprises, Inc.(a)	1,361	41,238
Fastenal Co.	38,228	1,932,425
GATX Corp.	2,369	271,132
Global Industrial Co.	1,009	26,527
GMS, Inc.(a)	2,981	176,833
H&E Equipment Services, Inc.	1,772	90,177
Herc Holdings, Inc.	1,662	258,142
Hudson Technologies, Inc.(a)	2,482	25,341
McGrath RentCorp	1,530	152,296
MRC Global, Inc.(a)	6,858	93,269
MSC Industrial Direct Co., Inc., Class A	3,123	258,272
NOW, Inc.(a)	6,770	95,051
Rush Enterprises, Inc., Class A	2,846	153,143
Rush Enterprises, Inc., Class B	399	23,210
SiteOne Landscape Supply, Inc.(a)(b)	2,989	452,863
Textainer Group Holdings Ltd.	2,893	98,073
Titan Machinery, Inc.(a)	1,169	51,366
Transcat, Inc.(a)	348	29,065
Triton International Ltd.	3,850	271,964
United Rentals, Inc.(a)	4,531	1,997,944
Univar Solutions, Inc.(a)	10,329	356,144
Veritiv Corp.	975	121,914
W.W.Grainger, Inc.	2,967	1,748,987
Watsco, Inc.(b)	2,154	618,995
WESCO International, Inc.(a)	2,881	429,298

		11,068,270

Water Utilities — 0.1%
American States Water Co.	2,476	233,165
American Water Works Co., Inc.(b)	12,062	1,887,582
Artesian Resources Corp., Class A	493	29,038
California Water Service Group	3,450	211,036
Essential Utilities, Inc.	15,394	719,362
Global Water Resources, Inc.	881	12,537
Middlesex Water Co.	903	75,726
Pure Cycle Corp.(a)	1,623	14,558
SJW Group	1,820	140,886
York Water Co.	673	30,588

		3,354,478

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	58,142
Shenandoah Telecommunications Co.	3,990	78,004
Telephone & Data Systems, Inc.	6,742	90,140
T-Mobile U.S., Inc.(a)	39,354	5,875,946
U.S. Cellular Corp.(a)(b)	1,024	25,047

		6,127,279

Security	Shares	Value

Wireless Telecommunication Services (continued)

Total Common Stocks — 97.9% (Cost: $2,007,481,949)		$2,662,458,403

Investment Companies

Equity Funds — 1.2%
iShares Russell 3000 ETF(b)(c)	137,235	$32,340,800

Total Investment Companies — 1.2% (Cost: $30,762,539)		32,340,800

Rights

Biotechnology(d) — 0.0%
Aduro Biotech, Inc.	400	1,015
Zogenix, Inc.	2,357	1,603

		2,618

Total Rights — 0.0% (Cost: $1,603)		2,618

Total Long-Term Investments — 99.1% (Cost: $2,038,246,091)		2,694,801,821

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(f)(g)	84,694,758	84,745,575
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(f)	22,313,746	22,313,746

Total Short-Term Securities — 3.9% (Cost: $107,038,803)		107,059,321

Total Investments — 103.0% (Cost: $2,145,284,894)		2,801,861,142

Liabilities in Excess of Other Assets — (3.0)%		(82,822,665)

Net Assets — 100.0%		$2,719,038,477

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,497, representing less than 0.05% of its net assets as of period end, and an original cost of $18,764.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,632,938	$24,073,156	(a)	$—	$19,651	$19,830	$84,745,575	84,694,758	$275,148	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,829,647	9,484,099	(a)	—	—	—	22,313,746	22,313,746	276,309		—
BlackRock, Inc.	6,091,545	582,873		(60,374)	(14,919)	929,961	7,529,086	9,917	92,105		—
iShares Russell 3000 ETF	21,228,350	184,255,622		(173,911,017)	951,002	(183,157)	32,340,800	137,235	202,481		—

					$955,734	$766,634	$146,929,207		$846,043		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	31	03/17/23	$3,006	$98,648
S&P 500 E-Mini Index	102	03/17/23	20,859	560,653

				$659,301

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$659,301	$—	$—	$—	$659,301

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$ (241,497)	$—	$—	$—	$(241,497)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$ (255,399)	$—	$—	$—	$ (255,399)

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,599,110

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$46,090,546	$—	$—	$46,090,546
Air Freight & Logistics	15,010,015	—	—	15,010,015
Airlines	6,054,426	—	—	6,054,426
Auto Components	6,312,946	—	—	6,312,946
Automobiles	38,896,074	—	—	38,896,074
Banks	111,428,792	—	—	111,428,792
Beverages	41,094,361	—	—	41,094,361
Biotechnology	56,566,701	—	—	56,566,701
Building Products	17,451,696	—	—	17,451,696
Capital Markets	87,690,265	—	—	87,690,265
Chemicals	50,417,894	—	—	50,417,894
Commercial Services & Supplies	15,330,850	—	—	15,330,850
Communications Equipment	21,667,603	—	—	21,667,603
Construction & Engineering	6,553,510	—	—	6,553,510
Construction Materials	3,726,364	—	—	3,726,364
Consumer Finance	16,347,106	—	—	16,347,106
Containers & Packaging	9,829,380	13,163	—	9,842,543
Distributors	3,490,112	—	—	3,490,112
Diversified Consumer Services	3,469,354	—	—	3,469,354
Diversified Financial Services	41,116,868	—	—	41,116,868
Diversified Telecommunication Services	23,171,637	—	—	23,171,637
Electric Utilities	45,227,525	—	—	45,227,525
Electrical Equipment	19,308,257	—	—	19,308,257
Electronic Equipment, Instruments & Components	19,967,145	—	—	19,967,145
Energy Equipment & Services	13,938,560	—	—	13,938,560
Entertainment	38,808,009	—	—	38,808,009
Equity Real Estate Investment Trusts (REITs)	86,599,734	—	—	86,599,734
Food & Staples Retailing	38,452,092	—	—	38,452,092
Food Products	29,353,044	—	—	29,353,044
Gas Utilities	3,868,919	—	—	3,868,919
Health Care Equipment & Supplies	73,713,831	104,254	—	73,818,085
Health Care Providers & Services	83,173,683	—	—	83,173,683
Health Care Technology	3,250,832	—	—	3,250,832
Hotels, Restaurants & Leisure	59,959,487	—	—	59,959,487
Household Durables	12,469,914	—	—	12,469,914
Household Products	32,284,170	—	—	32,284,170
Independent Power and Renewable Electricity Producers	2,847,503	—	—	2,847,503
Industrial Conglomerates	19,407,114	—	—	19,407,114
Insurance	65,450,177	—	—	65,450,177
Interactive Media & Services	100,858,152	—	—	100,858,152
Internet & Direct Marketing Retail	65,247,031	—	—	65,247,031
IT Services	119,541,974	—	—	119,541,974
Leisure Products	3,020,635	—	—	3,020,635
Life Sciences Tools & Services	47,224,155	—	—	47,224,155
Machinery	54,997,207	—	—	54,997,207
Marine	673,002	—	—	673,002

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Media	$24,666,818	$—	$—	$24,666,818
Metals & Mining	17,996,935	—	—	17,996,935
Mortgage Real Estate Investment Trusts (REITs)	3,911,722	—	—	3,911,722
Multiline Retail	12,070,018	—	—	12,070,018
Multi-Utilities	20,017,421	—	—	20,017,421
Oil, Gas & Consumable Fuels	121,199,344	—	—	121,199,344
Paper & Forest Products	556,424	—	—	556,424
Personal Products	5,739,524	—	—	5,739,524
Pharmaceuticals	121,795,059	28,497	—	121,823,556
Professional Services	15,322,794	—	—	15,322,794
Real Estate Management & Development	4,377,144	—	—	4,377,144
Road & Rail	27,659,981	—	—	27,659,981
Semiconductors & Semiconductor Equipment	129,869,309	—	—	129,869,309
Software	224,585,640	—	—	224,585,640
Specialty Retail	62,480,916	—	—	62,480,916
Technology Hardware, Storage & Peripherals	150,288,080	—	—	150,288,080
Textiles, Apparel & Luxury Goods	18,650,754	—	—	18,650,754
Thrifts & Mortgage Finance	3,036,603	—	—	3,036,603
Tobacco	16,179,324	—	—	16,179,324
Trading Companies & Distributors	11,068,270	—	—	11,068,270
Water Utilities	3,354,478	—	—	3,354,478
Wireless Telecommunication Services	6,127,279	—	—	6,127,279
Investment Companies	32,340,800	—	—	32,340,800
Rights	—	—	2,618	2,618
Short-Term Securities
Money Market Funds	107,059,321	—	—	107,059,321

	$2,801,712,610	$145,914	$2,618	$2,801,861,142

Derivative Financial Instruments(a)
Assets
Equity Contracts	$659,301	$—	$—	$659,301

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Statements of Assets and Liabilities (unaudited) January 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,676,104,804	$488,958,601	$2,654,931,935
Investments, at value — affiliated(c)	78,851,408	48,126,694	146,929,207
Cash pledged for futures contracts	265,000	63,000	1,274,000
Receivables:
Investments sold	—	2,129	1,031
Securities lending income — affiliated	75,524	53,888	55,672
Capital shares sold	1,864,412	677,823	1,213,896
Dividends — unaffiliated	808,491	242,544	1,945,766
Dividends — affiliated	17,060	5,473	62,296
Variation margin on futures contracts	87,311	26,127	364,393
Prepaid expenses	48,113	24,676	37,726

Total assets	1,758,122,123	538,180,955	2,806,815,922

LIABILITIES
Bank overdraft	186,531	94,965	73,188
Collateral on securities loaned	54,985,448	44,648,872	84,721,579
Payables:
Investments purchased	3,146,444	190,981	1,320,216
Accounting services fees	2,294	2,294	2,294
Capital shares redeemed	2,605,860	487,666	1,438,646
Custodian fees	—	16,956	23,144
Investment advisory fees	27,181	3,457	20,955
Trustees’ and Officer’s fees	4,584	3,163	5,075
Other accrued expenses	14,536	15,087	14,799
Professional fees	85,501	80,805	80,224
Service fees	28,702	20,236	35,321
Transfer agent fees	75,096	31,882	42,004

Total liabilities	61,162,177	45,596,364	87,777,445

NET ASSETS	$1,696,959,946	$492,584,591	$2,719,038,477

NET ASSETS CONSIST OF
Paid-in capital	$1,250,336,825	$437,638,723	$2,097,559,798
Accumulated earnings	446,623,121	54,945,868	621,478,679

NET ASSETS	$1,696,959,946	$492,584,591	$2,719,038,477

(a) Investments, at cost — unaffiliated	$1,185,292,621	$412,870,934	$2,002,126,424
(b) Securities loaned, at value	$55,332,952	$44,733,353	$85,242,741
(c) Investments, at cost — affiliated	$78,130,291	$47,971,079	$143,158,470

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) January 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE
Institutional
Net assets	$189,323,360	$140,651,976	$150,753,385

Shares outstanding	14,548,175	9,637,855	7,968,024

Net asset value	$13.01	$14.59	$18.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$145,284,719	$98,948,391	$173,715,467

Shares outstanding	11,211,789	6,792,556	9,193,756

Net asset value	$12.96	$14.57	$18.89

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$1,362,351,867	$252,984,224	$2,394,569,625

Shares outstanding	104,460,602	17,334,401	126,569,264

Net asset value	$13.04	$14.59	$18.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Operations (unaudited) Six Months Ended January 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$ 13,983,332	$ 4,061,649	$ 21,044,787
Dividends — affiliated	310,366	74,999	570,895
Securities lending income — affiliated — net	317,747	278,707	275,148
Foreign taxes withheld	(4,789)	(4,382)	(3,212)

Total investment income	14,606,656	4,410,973	21,887,618

EXPENSES
Transfer agent — class specific	171,897	84,507	121,157
Service — class specific	165,362	120,679	207,414
Investment advisory	160,891	70,074	126,407
Professional	61,986	59,709	61,237
Registration	39,875	26,511	22,884
Custodian	35,451	21,562	38,674
Printing and postage	18,622	17,824	18,464
Trustees and Officer	9,771	5,124	13,379
Accounting services	4,550	4,550	4,550
Miscellaneous	12,305	7,852	15,121

Total expenses	680,710	418,392	629,287
Less:
Fees waived and/or reimbursed by the Manager	(4,501)	(49,642)	(7,526)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,480)	(24,415)	(23,201)

Total expenses after fees waived and/or reimbursed	673,729	344,335	598,560

Net investment income	13,932,927	4,066,638	21,289,058

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,272,819	(2,735,181)	(657,940)
Investments — affiliated	835,422	296,050	955,734
Futures contracts	790,505	(88,375)	(241,497)

	9,898,746	(2,527,506)	56,297

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	39,356,961	17,557,560	(6,586,035)
Investments — affiliated	(418,276)	(341,832)	766,634
Futures contracts	(421,557)	(78,417)	(255,399)

	38,517,128	17,137,311	(6,074,800)

Net realized and unrealized gain (loss)	48,415,874	14,609,805	(6,018,503)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 62,348,801	$ 18,676,443	$ 15,270,555

See notes to financial statements.

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,932,927	$22,738,535	$ 4,066,638	$6,096,458
Net realized gain (loss)	9,898,746	19,254,928	(2,527,506)	10,668,493
Net change in unrealized appreciation (depreciation)	38,517,128	(219,471,769)	17,137,311	(74,774,665)

Net increase (decrease) in net assets resulting from operations	62,348,801	(177,478,306)	18,676,443	(58,009,714)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,663,433)	(8,785,993)	(5,994,886)	(8,672,227)
Investor A	(3,732,489)	(5,772,125)	(3,860,295)	(4,813,065)
Class K	(36,934,864)	(61,713,572)	(9,759,981)	(10,514,041)

Decrease in net assets resulting from distributions to shareholders	(46,330,786)	(76,271,690)	(19,615,162)	(23,999,333)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,699,659)	213,346,962	23,673,207	75,578,108

NET ASSETS
Total increase (decrease) in net assets	9,318,356	(40,403,034)	22,734,488	(6,430,939)
Beginning of period	1,687,641,590	1,728,044,624	469,850,103	476,281,042

End of period	$1,696,959,946	$1,687,641,590	$ 492,584,591	$469,850,103

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,289,058	$33,595,161
Net realized gain (loss)	56,297	(12,024,302)
Net change in unrealized appreciation (depreciation)	(6,074,800)	(194,323,130)

Net increase (decrease) in net assets resulting from operations	15,270,555	(172,752,271)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,112,433)	(2,629,466)
Investor A	(1,190,971)	(2,686,529)
Class K	(19,855,122)	(41,362,211)

Decrease in net assets resulting from distributions to shareholders	(22,158,526)	(46,678,206)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	200,975,906	384,606,062

NET ASSETS
Total increase in net assets	194,087,935	165,175,585
Beginning of period	2,524,950,542	2,359,774,957

End of period	$2,719,038,477	$2,524,950,542

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund

	Institutional
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.89		$ 14.91	$ 10.75	$ 10.98	$ 10.70	$ 11.26

Net investment income(a)	0.11		0.18	0.15	0.19	0.17	0.16
Net realized and unrealized gain (loss)	0.37		(1.58)	4.35	0.02	0.50	1.22

Net increase (decrease) from investment operations	0.48		(1.40)	4.50	0.21	0.67	1.38

Distributions(b)
From net investment income	(0.13)		(0.17)	(0.15)	(0.17)	(0.17)	(0.18)
From net realized gain	(0.23)		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)

Total distributions	(0.36)		(0.62)	(0.34)	(0.44)	(0.39)	(1.94)

Net asset value, end of period	$13.01		$ 12.89	$ 14.91	$ 10.75	$ 10.98	$ 10.70

Total Return(c)
Based on net asset value	3.89	%(d)	(9.76)%	42.43%	1.96%	6.76%	13.29%	(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.10	%(h)	0.09%	0.09%	0.10%	0.12%	0.13%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.09%	0.09%	0.10%	0.12%	0.11%

Net investment income	1.73	%(h)	1.28%	1.18%	1.77%	1.66%	1.46%

Supplemental Data
Net assets, end of period (000)	$189,323		$ 216,281	$ 195,340	$ 170,550	$ 244,272	$ 174,840

Portfolio turnover rate	8%		28%	24%	26%	25%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018

Expense ratios	N/A	N/A	N/A	0.09%	0.05%	0.09%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Investor A
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.84		$14.85	$10.71	$10.93	$10.66	$11.24

Net investment income(a)	0.09		0.14	0.11	0.15	0.17	0.12
Net realized and unrealized gain (loss)	0.37		(1.56)	4.34	0.04	0.47	1.22

Net increase (decrease) from investment operations	0.46		(1.42)	4.45	0.19	0.64	1.34

Distributions(b)
From net investment income	(0.11)		(0.14)	(0.12)	(0.14)	(0.15)	(0.16)
From net realized gain	(0.23)		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)

Total distributions	(0.34)		(0.59)	(0.31)	(0.41)	(0.37)	(1.92)

Net asset value, end of period	$12.96		$12.84	$14.85	$10.71	$10.93	$10.66

Total Return(c)
Based on net asset value	3.76	%(d)	(9.98)%	42.05%	1.80%	6.43%	12.96	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.37	%(h)	0.36%	0.36%	0.36%	0.34%	0.35%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.36%	0.36%	0.35%	0.33%	0.34%

Net investment income	1.44	%(h)	1.03%	0.87%	1.48%	1.64%	1.11%

Supplemental Data
Net assets, end of period (000)	$145,285		$131,260	$136,579	$93,113	$105,914	$203,933

Portfolio turnover rate	8%		28%	24%	26%	25%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	0.36%	0.36%	0.35%	0.33%	0.35%

(h)	Annualized.

See notes to financial statements.

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Class K
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.92		$ 14.94	$ 10.77	$ 11.00	$ 10.72	$ 11.28

Net investment income(a)	0.11		0.19	0.15	0.18	0.17	0.13
Net realized and unrealized gain (loss)	0.37		(1.58)	4.37	0.03	0.51	1.25

Net increase (decrease) from investment operations	0.48		(1.39)	4.52	0.21	0.68	1.38

Distributions(b)
From net investment income	(0.13)		(0.18)	(0.16)	(0.17)	(0.18)	(0.18)
From net realized gain	(0.23)		(0.45)	(0.19)	(0.27)	(0.22)	(1.76)

Total distributions	(0.36)		(0.63)	(0.35)	(0.44)	(0.40)	(1.94)

Net asset value, end of period	$13.04		$ 12.92	$ 14.94	$ 10.77	$ 11.00	$ 10.72

Total Return(c)
Based on net asset value	3.90	%(d)	(9.70)%	42.50%	2.00%	6.81%	13.32	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.05	%(h)	0.05%	0.06%	0.08%	0.07%	0.09%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05%	0.06%	0.07%	0.07%	0.07%

Net investment income	1.76	%(h)	1.34%	1.18%	1.73%	1.67%	1.25%

Supplemental Data
Net assets, end of period (000)	$1,362,352		$1,340,100	$1,396,125	$937,493	$783,361	$410,593

Portfolio turnover rate	8%		28%	24%	26%	25%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	0.05%	0.05%	0.07%	0.06%	0.08%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund

	Institutional
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$14.63		$17.32	$12.17	$12.72	$13.20	$11.58

Net investment income(a)	0.13		0.21	0.16	0.13	0.18	0.15
Net realized and unrealized gain (loss)	0.42		(2.08)	5.66	(0.35)	(0.16)	1.82

Net increase (decrease) from investment operations	0.55		(1.87)	5.82	(0.22)	0.02	1.97

Distributions(b)
From net investment income	(0.17)		(0.19)	(0.18)	(0.16)	(0.20)	(0.17)
From net realized gain	(0.42)		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)

Total distributions	(0.59)		(0.82)	(0.67)	(0.33)	(0.50)	(0.35)

Net asset value, end of period	$14.59		$14.63	$17.32	$12.17	$12.72	$13.20

Total Return(c)
Based on net asset value	4.02	%(d)	(11.32)%	48.81%	(1.68)%	0.58%	17.27	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.14	%(h)	0.14%	0.16%	0.21%	0.24%	0.28%

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	1.78	%(h)	1.29%	1.02%	1.14%	1.48%	1.21%

Supplemental Data
Net assets, end of period (000)	$140,652		$156,524	$161,409	$58,680	$12,239	$14,431

Portfolio turnover rate	15%		38%	43%	29%	27%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	0.14%	N/A	0.21%	0.24%	0.28%

(h)	Annualized.

See notes to financial statements.

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Investor A
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$14.60		$17.29	$12.15	$12.70	$13.18	$11.56

Net investment income(a)	0.11		0.17	0.13	0.13	0.15	0.14
Net realized and unrealized gain (loss)	0.43		(2.08)	5.65	(0.37)	(0.16)	1.80

Net increase (decrease) from investment operations	0.54		(1.91)	5.78	(0.24)	(0.01)	1.94

Distributions(b)
From net investment income	(0.15)		(0.15)	(0.15)	(0.14)	(0.17)	(0.14)
From net realized gain	(0.42)		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)

Total distributions	(0.57)		(0.78)	(0.64)	(0.31)	(0.47)	(0.32)

Net asset value, end of period	$14.57		$14.60	$17.29	$12.15	$12.70	$13.18

Total Return(c)
Based on net asset value	3.96	%(d)	(11.56)%	48.49%	(1.90)%	0.35%	17.03	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.42	%(h)	0.39%	0.38%	0.44%	0.45%	0.51%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.36%	0.34%	0.35%	0.35%	0.35%

Net investment income	1.52	%(h)	1.06%	0.83%	1.13%	1.25%	1.10%

Supplemental Data
Net assets, end of period (000)	$98,948		$100,734	$101,139	$55,522	$30,250	$25,073

Portfolio turnover rate	15%		38%	43%	29%	27%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	N/A	N/A	0.44%	0.45%	0.51%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Class K
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$14.63		$ 17.32	$ 12.17	$ 12.72	$ 13.20	$ 11.58

Net investment income(a)	0.13		0.21	0.18	0.19	0.19	0.17
Net realized and unrealized gain (loss)	0.42		(2.07)	5.65	(0.40)	(0.16)	1.80

Net increase (decrease) from investment operations	0.55		(1.86)	5.83	(0.21)	0.03	1.97

Distributions(b)
From net investment income	(0.17)		(0.20)	(0.19)	(0.17)	(0.21)	(0.17)
From net realized gain	(0.42)		(0.63)	(0.49)	(0.17)	(0.30)	(0.18)

Total distributions	(0.59)		(0.83)	(0.68)	(0.34)	(0.51)	(0.35)

Net asset value, end of period	$14.59		$ 14.63	$ 17.32	$ 12.17	$ 12.72	$ 13.20

Total Return(c)
Based on net asset value	4.05	%(d)	(11.28)%	48.88%	(1.64)%	0.63%	17.32	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.10	%(h)	0.10%	0.11%	0.16%	0.17%	0.23%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.81	%(h)	1.34%	1.15%	1.55%	1.53%	1.37%

Supplemental Data
Net assets, end of period (000)	$252,984		$ 212,591	$ 213,734	$ 142,813	$ 154,242	$ 87,011

Portfolio turnover rate	15%		38%	43%	29%	27%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	N/A	N/A	0.16%	0.17%	0.23%

(h)	Annualized.

See notes to financial statements.

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund

	Institutional
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$19.07		$20.96	$15.31	$14.13	$13.52	$11.89

Net investment income(a)	0.15		0.27	0.24	0.25	0.25	0.22
Net realized and unrealized gain (loss)	(0.14)		(1.79)	5.65	1.24	0.67	1.69

Net increase (decrease) from investment operations	0.01		(1.52)	5.89	1.49	0.92	1.91

Distributions(b)
From net investment income	(0.16)		(0.27)	(0.23)	(0.27)	(0.26)	(0.22)
From net realized gain	—		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)

Total distributions	(0.16)		(0.37)	(0.24)	(0.31)	(0.31)	(0.28)

Net asset value, end of period	$18.92		$19.07	$20.96	$15.31	$14.13	$13.52

Total Return(c)
Based on net asset value	0.09	%(d)	(7.37)%	38.73%	10.79%	7.01%	16.21	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.07	%(h)	0.08%	0.08%	0.09%	0.09%	0.11%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	1.66	%(h)	1.32%	1.32%	1.79%	1.87%	1.69%

Supplemental Data
Net assets, end of period (000)	$150,753		$132,762	$155,378	$84,117	$88,223	$83,121

Portfolio turnover rate	9%		16%	16%	15%	19%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	0.08%	0.08%	0.09%	0.09%	0.11%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Investor A
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$19.05		$ 20.93	$ 15.29	$ 14.11	$ 13.50	$ 11.88

Net investment income(a)	0.13		0.22	0.20	0.22	0.22	0.19
Net realized and unrealized gain (loss)	(0.16)		(1.78)	5.64	1.24	0.67	1.68

Net increase (decrease) from investment operations	(0.03)		(1.56)	5.84	1.46	0.89	1.87

Distributions(b)
From net investment income	(0.13)		(0.22)	(0.19)	(0.24)	(0.23)	(0.19)
From net realized gain	—		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)

Total distributions	(0.13)		(0.32)	(0.20)	(0.28)	(0.28)	(0.25)

Net asset value, end of period	$18.89		$ 19.05	$ 20.93	$ 15.29	$ 14.11	$ 13.50

Total Return(c)
Based on net asset value	(0.10	)%(d)	(7.54)%	38.42%	10.56%	6.77%	15.87	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.36	%(h)	0.32%	0.30%	0.31%	0.32%	0.34%

Total expenses after fees waived and/or reimbursed	0.33	%(h)	0.31%	0.30%	0.30%	0.31%	0.31%

Net investment income	1.41	%(h)	1.09%	1.11%	1.56%	1.64%	1.51%

Supplemental Data
Net assets, end of period (000)	$173,715		$ 176,683	$ 166,601	$ 114,362	$ 84,192	$ 72,794

Portfolio turnover rate	9%		16%	16%	15%	19%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Expense ratios	N/A	0.32%	0.30%	0.31%	0.32%	0.34%

(h)	Annualized.

See notes to financial statements.

88	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Class K
	Six Months Ended 01/31/23 (unaudited)		Year Ended July 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$19.07		$20.96	$15.31	$14.13	$13.52	$11.89

Net investment income(a)	0.16		0.28	0.25	0.26	0.26	0.23
Net realized and unrealized gain (loss)	(0.15)		(1.79)	5.64	1.24	0.66	1.69

Net increase (decrease) from investment operations	0.01		(1.51)	5.89	1.50	0.92	1.92

Distributions(b)
From net investment income	(0.16)		(0.28)	(0.23)	(0.28)	(0.26)	(0.23)
From net realized gain	—		(0.10)	(0.01)	(0.04)	(0.05)	(0.06)

Total distributions	(0.16)		(0.38)	(0.24)	(0.32)	(0.31)	(0.29)

Net asset value, end of period	$18.92		$19.07	$20.96	$15.31	$14.13	$13.52

Total Return(c)
Based on net asset value	0.11	%(d)	(7.32)%	38.79%	10.84%	7.06%	16.26	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.03	%(h)	0.03%	0.03%	0.04%	0.04%	0.06%

Total expenses after fees waived and/or reimbursed	0.02	%(h)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.71	%(h)	1.36%	1.35%	1.84%	1.91%	1.79%

Supplemental Data
Net assets, end of period (000)	$2,394,570		$2,215,506	$2,037,797	$1,043,568	$916,638	$761,815

Portfolio turnover rate	9%		16%	16%	15%	19%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/23 (unaudited)	Year Ended July 31,

		2022	2021	2020	2019	2018

Expense ratios	N/A	0.03%	0.03%	0.04%	0.04%	0.06%

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

90	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

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Notes to Financial Statements (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value (a)	Net Amount (b)
Mid-Cap Index
Barclays Capital, Inc.	$2,537,522	$(2,537,522)	$—	$—
BNP Paribas SA	5,225,921	(5,225,921)	—	—
BofA Securities, Inc.	7,931,788	(7,931,788)	—	—
Citadel Clearing LLC	1,534,045	(1,534,045)	—	—
Citigroup Global Markets, Inc.	3,278,393	(3,229,891)	—	48,502
Jefferies LLC	95,400	(95,400)	—	—
Morgan Stanley	19,991,303	(19,741,135)	—	250,168
National Financial Services LLC	501,696	(493,860)	—	7,836
Scotia Capital (USA), Inc.	1,874,230	(1,874,230)	—	—
State Street Bank & Trust Co.	2,217,016	(2,183,512)	—	33,504
Toronto-Dominion Bank	1,786,784	(1,719,905)	—	66,879
UBS AG	3,054,863	(3,007,687)	—	47,176
UBS Securities LLC	3,662,441	(3,662,441)	—	—
Wells Fargo Bank N.A.	1,641,550	(1,613,054)	—	28,496

	$55,332,952	$(54,850,391)	$—	$482,561

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Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value (a)	Net Amount (b)
Small/Mid-Cap Index
BMO Capital Markets Corp.	$89,675	$(89,675)	$—	$—
BNP Paribas SA	3,939,028	(3,939,028)	—	—
BofA Securities, Inc.	2,830,605	(2,818,095)	—	12,510
Citadel Clearing LLC	868,235	(868,235)	—	—
Citigroup Global Markets, Inc.	1,879,379	(1,867,881)	—	11,498
Goldman Sachs & Co. LLC	12,289,509	(12,156,401)	—	133,108
HSBC Bank PLC	1,054,059	(1,054,059)	—	—
ING Financial Markets LLC	12,859	(12,859)	—	—
J.P. Morgan Securities LLC	6,046,989	(6,046,989)	—	—
Jefferies LLC	349,786	(349,786)	—	—
Morgan Stanley	6,439,165	(6,439,165)	—	—
National Financial Services LLC	1,614,937	(1,610,910)	—	4,027
Scotia Capital (USA), Inc.	1,025,015	(1,025,015)	—	—
SG Americas Securities LLC	13,917	(13,917)	—	—
State Street Bank & Trust Co.	1,569,478	(1,540,671)	—	28,807
Toronto-Dominion Bank	1,334,230	(1,300,713)	—	33,517
UBS AG	1,491,763	(1,491,763)	—	—
UBS Securities LLC	60,808	(60,808)	—	—
Virtu Americas LLC	583,218	(583,218)	—	—
Wells Fargo Bank N.A	865,747	(865,747)	—	—
Wells Fargo Securities LLC	374,951	(374,426)	—	525

	$44,733,353	$(44,509,361)	$—	$223,992

Total U.S. Stock Market Index
BMO Capital Markets Corp.	$21,660	$(21,660)	$—	$—
BNP Paribas SA	3,336,600	(3,336,600)	—	—
BofA Securities, Inc.	2,126,343	(2,117,663)	—	8,680
Citadel Clearing LLC	2,124,083	(2,124,083)	—	—
Citigroup Global Markets, Inc.	35,620,420	(35,048,465)	—	571,955
Goldman Sachs & Co. LLC	6,533,934	(6,510,938)	—	22,996
HSBC Bank PLC	388,188	(378,414)	—	9,774
ING Financial Markets LLC	73,760	(73,023)	—	737
J.P. Morgan Securities LLC	5,940,376	(5,940,376)	—	—
Jefferies LLC	3,179,399	(3,179,399)	—	—
Morgan Stanley	6,069,008	(5,960,879)	—	108,129
National Financial Services LLC	867,824	(867,824)	—	—
Nomura Securities International, Inc.	295,134	(295,134)	—	—
Pershing LLC	38,703	(38,703)	—	—
Scotia Capital (USA), Inc.	1,636,804	(1,634,031)	—	2,773
SG Americas Securities LLC	408,929	(405,768)	—	3,161
State Street Bank & Trust Co.	663,066	(663,066)	—	—
Toronto-Dominion Bank	5,421,108	(5,369,625)	—	51,483
UBS AG	7,781,992	(7,781,992)	—	—
UBS Securities LLC	1,514,811	(1,500,064)	—	14,747
Virtu Americas LLC	134,699	(134,699)	—	—
Wells Fargo Bank N.A	437,129	(437,129)	—	—
Wells Fargo Securities LLC	628,771	(616,976)	—	11,795

	$85,242,741	$(84,436,511)	$—	$806,230

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees
Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2023, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
Mid-Cap Index	$165,362
Small/Mid-Cap Index	120,679
Total U.S. Stock Market Index	207,414

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$494	$3,225	$3,005	$6,724
Small/Mid-Cap Index	206	2,372	768	3,346
Total U.S. Stock Market Index	334	4,135	2,858	7,327

For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$53,000	$52,000	$66,897	$171,897
Small/Mid-Cap Index	36,526	37,193	10,788	84,507
Total U.S. Stock Market Index	31,708	70,146	19,303	121,157

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$3,032
Small/Mid-Cap Index	662
Total U.S. Stock Market Index	5,963

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$1,469
Small/Mid-Cap Index	724
Total U.S. Stock Market Index	1,087

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2023, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$48,256
Total U.S. Stock Market Index	476

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended January 31, 2023, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$—	$2,480	$—	$2,480

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$571	$13,057	$10,787	$24,415
Total U.S. Stock Market Index	12	23,013	176	23,201

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 13, 2022 for Small/Mid-Cap Index and Total U.S. Stock Market Index, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on August 13, 2022:

Fund Name/Fund Level/Share Class	Expired 08/13/22
Small/Mid-Cap Index
Fund Level	$253,330
Institutional	6,515
Investor A	13,439
Class K	24,314
Total U.S. Stock Market Index
Fund Level	41,847
Institutional	2,849
Investor A	13,691
Class K	25,363

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2023, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
Mid-Cap Index	$88,039
Small/Mid-Cap Index	74,560
Total U.S. Stock Market Index	77,265

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Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$9,651,383	$1,734,449	$355,478
Small/Mid-Cap Index	1,939,197	4,074,634	(377,862)
Total U.S. Stock Market Index	45,766,185	2,265,716	(85,934)

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Mid-Cap Index	$132,789,195	$162,708,021
Small/Mid-Cap Index	79,690,774	71,096,582
Total U.S. Stock Market Index	412,104,731	222,697,123

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$1,307,587,071	$598,534,641	$(150,897,777)	$447,636,864
Small/Mid-Cap Index	476,231,212	124,729,073	(63,852,850)	60,876,223
Total U.S. Stock Market Index	2,173,647,212	764,172,835	(135,299,604)	628,873,231

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	2,917,610	$35,815,669	10,136,195	$138,061,649
Shares issued in reinvestment of distributions	455,703	5,660,838	611,922	8,781,145
Shares redeemed	(5,602,733)	(68,308,708)	(7,069,017)	(96,301,703)

	(2,229,420)	$(26,832,201)	3,679,100	$50,541,091

Investor A
Shares sold	1,946,990	$23,985,472	4,020,640	$57,230,526
Shares issued in reinvestment of distributions	301,044	3,732,056	401,033	5,769,439
Shares redeemed	(1,261,062)	(15,460,671)	(3,392,446)	(47,647,436)

	986,972	$12,256,857	1,029,227	$15,352,529

Class K
Shares sold	14,106,084	$175,526,184	36,446,587	$509,941,926
Shares issued in reinvestment of distributions	2,960,846	36,871,461	2,742,767	39,523,235
Shares redeemed	(16,343,716)	(204,521,960)	(28,881,798)	(402,011,819)

	723,214	$7,875,685	10,307,556	$147,453,342

	(519,234)	$(6,699,659)	15,015,883	$213,346,962

	Six Months Ended 01/31/23		Year Ended 07/31/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	1,827,359	$25,588,610	4,859,117	$77,910,823
Shares issued in reinvestment of distributions	436,437	5,994,886	526,516	8,672,226
Shares redeemed	(3,323,609)	(45,376,523)	(4,005,051)	(62,039,986)

	(1,059,813)	$(13,793,027)	1,380,582	$24,543,063

Investor A
Shares sold	520,965	$7,259,128	2,122,107	$34,182,646
Shares issued in reinvestment of distributions	280,383	3,847,705	291,973	4,807,538
Shares redeemed	(906,113)	(12,424,776)	(1,365,444)	(21,610,480)

	(104,765)	$(1,317,943)	1,048,636	$17,379,704

Class K
Shares sold	3,432,755	$47,820,477	4,080,177	$63,044,676
Shares issued in reinvestment of distributions	707,132	9,714,466	638,113	10,481,664
Shares redeemed	(1,334,881)	(18,750,766)	(2,526,480)	(39,870,999)

	2,805,006	$38,784,177	2,191,810	$33,655,341

	1,640,428	$23,673,207	4,621,028	$75,578,108

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/23		Year Ended 07/31/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	1,979,121	$35,902,723	2,411,832	$48,741,326
Shares issued in reinvestment of distributions	62,329	1,109,787	127,569	2,622,426
Shares redeemed	(1,034,696)	(18,586,595)	(2,992,270)	(61,665,770)

	1,006,754	$18,425,915	(452,869)	$(10,302,018)

Investor A
Shares sold	836,749	$15,259,425	2,708,211	$54,806,911
Shares issued in reinvestment of distributions	66,715	1,189,301	130,982	2,682,514
Shares redeemed	(986,339)	(18,097,820)	(1,522,527)	(31,475,398)

	(82,875)	$(1,649,094)	1,316,666	$26,014,027

Class K
Shares sold	16,955,784	$306,555,192	36,883,545	$740,647,199
Shares issued in reinvestment of distributions	1,110,233	19,787,679	2,012,631	41,212,633
Shares redeemed	(7,662,280)	(142,143,786)	(19,965,405)	(412,965,779)

	10,403,737	$184,199,085	18,930,771	$368,894,053

	11,327,616	$200,975,906	19,794,568	$384,606,062

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	101

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	103

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-01/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 23, 2023

4